UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Cash Reserve Fund

SEMIANNUAL REPORT

February 29, 2012

LMM-SEM

MFS® CASH RESERVE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	20.5%
A-1	79.7%
Not Rated	0.0%
Cash & Other	(0.2)%
Maturity breakdown (u)
0 - 7 days	25.1%
8 - 29 days	27.9%
30 - 59 days	29.7%
60 - 89 days	10.1%
90 - 365 days	7.4%
Other Assets Less Liabilities	(0.2)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Cash & Other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/29/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2011 through February 29, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011 through February 29, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/11	Ending Account Value 2/29/12	Expenses Paid During Period (p) 9/01/11-2/29/12
A	Actual	0.10%	$1,000.00	$1,000.00	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
B	Actual	0.10%	$1,000.00	$1,000.00	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
C	Actual	0.10%	$1,000.00	$1,000.00	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
R1	Actual	0.10%	$1,000.00	$1,000.00	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
R2	Actual	0.10%	$1,000.00	$1,000.00	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
R3	Actual	0.10%	$1,000.00	$1,000.00	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
R4	Actual	0.10%	$1,000.00	$1,000.00	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
529A	Actual	0.10%	$1,000.00	$1,000.00	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
529B	Actual	0.10%	$1,000.00	$1,000.00	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50
529C	Actual	0.10%	$1,000.00	$1,000.00	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.37	$0.50

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

4

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 6.6%
Issuer	Shares/Par	Value ($)

Major Banks - 5.3%
Bank of Montreal/Chicago Branch, 0.12%, due 3/06/12	$9,740,000	$9,740,000
Chase Bank USA N.A., 0.1%, due 4/23/12	14,368,000	14,368,000

		$24,108,000
Other Banks & Diversified Financials - 1.3%
Bank of Nova Scotia/Houston Branch, 0.18%, due 4/17/12	$5,900,000	$5,900,000
Total Certificates of Deposit, at Cost and Value		$30,008,000

Commercial Paper (y) - 54.2%
Automotive - 5.5%
American Honda Finance Corp., 0.16%, due 4/19/12	$8,635,000	$8,633,119
American Honda Finance Corp., 0.18%, due 5/02/12	1,800,000	1,799,442
Toyota Motor Credit Corp., 0.32%, due 3/09/12	4,727,000	4,726,664
Toyota Motor Credit Corp., 0.35%, due 3/14/12	10,000,000	9,998,737

		$25,157,962
Conglomerates - 2.2%
Siemens Capital Corp., 0.14%, due 3/06/12 (t)	$9,819,000	$9,818,809

Consumer Products - 9.2%
Colgate-Palmolive Co., 0.07%, due 3/09/12 (t)	$13,773,000	$13,772,786
Kimberly Clark Worldwide, Inc., 0.09%, due 3/19/12 (t)	13,876,000	13,875,376
Procter & Gamble Co., 0.07%, due 4/23/12 (t)	14,366,000	14,364,520

		$42,012,682
Electrical Equipment - 2.0%
General Electric Co., 0.11%, due 3/23/12	$9,218,000	$9,217,380

Electronics - 1.9%
Emerson Electric Co., 0.1%, due 4/11/12 (t)	$8,822,000	$8,820,995

Food & Beverages - 7.9%
Coca-Cola Co., 0.07%, due 3/23/12 (t)	$8,745,000	$8,744,626
Coca-Cola Co., 0.16%, due 4/12/12 (t)	5,744,000	5,742,928
Nestle Capital Corp., 0.13%, due 5/29/12 (t)	14,736,000	14,731,264
Pepsico, Inc., 0.05%, due 3/02/12 (t)	7,028,000	7,027,990

		$36,246,808

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Major Banks - 10.9%
ANZ National (International) Ltd., 0.26%, due 4/19/12 (t)	$1,850,000	$1,849,345
ANZ National (International) Ltd., 0.29%, due 5/24/12 (t)	1,300,000	1,299,120
HSBC USA, Inc., 0.07%, due 3/02/12	13,782,000	13,781,973
Royal Bank of Canada, 0.1%, due 3/13/12	4,503,000	4,502,850
Royal Bank of Canada, 0.13%, due 5/03/12	3,893,000	3,892,114
Toronto Dominion Holdings (USA), Inc., 0.15%, due 4/13/12 (t)	4,119,000	4,118,262
Toronto Dominion Holdings (USA), Inc., 0.17%, due 4/26/12 (t)	10,403,000	10,400,249
Westpac Banking Corp., 0.125%, due 3/21/12 (t)	638,000	637,956
Westpac Banking Corp., 0.15%, due 3/28/12 (t)	9,464,000	9,462,935

		$49,944,804
Other Banks & Diversified Financials - 1.9%
Bank of Nova Scotia, 0.175%, due 4/10/12	$8,515,000	$8,513,344

Pharmaceuticals - 10.6%
Abbot Laboratories, 0.1%, due 4/10/12 (t)	$13,775,000	$13,773,469
Johnson & Johnson, 0.08%, due 3/22/12 (t)	8,960,000	8,959,582
Merck & Co., Inc., 0.1%, due 3/12/12 (t)	11,470,000	11,469,650
Novartis Finance Corp., 0.06%, due 3/02/12 (t)	11,430,000	11,429,981
Sanofi, 0.06%, due 3/09/12 (t)	2,988,000	2,987,960

		$48,620,642
Tobacco - 2.0%
Philip Morris International, Inc., 0.09%, due 4/19/12 (t)	$9,252,000	$9,250,867
Total Commercial Paper, at Amortized Cost and Value		$247,604,293

U.S. Government Agencies and Equivalents (y) - 25.6%
Fannie Mae, 0.07%, due 4/02/12	$13,750,000	$13,749,144
Fannie Mae, 0.03%, due 4/11/12	9,710,000	9,709,668
Fannie Mae, 0.12%, due 7/02/12	7,000,000	6,997,130
Federal Farm Credit Bank, 0.11%, due 8/15/12	900,000	899,541
Federal Home Loan Bank, 0.06%, due 3/21/12	13,820,000	13,819,539
Federal Home Loan Bank, 0.09%, due 4/25/12	6,005,000	6,004,174
Federal Home Loan Bank, 0.08%, due 5/15/12	4,765,000	4,764,206
Federal Home Loan Bank, 0.09%, due 5/17/12	7,950,000	7,948,470
Federal Home Loan Bank, 0.13%, due 8/01/12	7,230,000	7,226,005
Federal Home Loan Bank, 0.11%, due 8/10/12	4,000,000	3,998,020
Freddie Mac, 0.085%, due 5/29/12	4,715,000	4,714,009
Freddie Mac, 0.02%, due 3/26/12	15,154,000	15,153,790
Freddie Mac, 0.1%, due 8/15/12	14,735,000	14,728,165
Freddie Mac, 0.09%, due 4/09/12	400,000	399,961

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - continued
Freddie Mac, 0.085%, due 5/21/12	$7,000,000	$6,998,661
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$117,110,483

Floating Rate Demand Notes - 3.6%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.07%, due 3/01/12	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.07%, due 3/01/12	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.08%, due 3/01/12	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Cost and Value		$16,300,000

Repurchase Agreements - 10.2%
Goldman Sachs Repurchase Agreement, 0.18%, dated 2/29/12, due 3/01/12, total to be received $45,716,229 (secured by U.S. Treasury and Federal Agency obligations valued at $46,630,570 in a jointly traded account)	$45,716,000	$45,716,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.16%, dated 2/29/12, due 3/01/12, total to be received $1,137,005 (secured by U.S. Treasury and Federal Agency obligations valued at $1,159,744 in a jointly traded account)	1,137,000	1,137,000
Total Repurchase Agreements, at Cost and Value		$46,853,000
Total Investments, at Amortized Cost and Value		$457,875,776

Other Assets, Less Liabilities - (0.2)%		(682,541)
Net Assets - 100.0%		$457,193,235

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$411,022,776
Repurchase agreements, at cost and value	46,853,000
Total investments, at amortized cost and value	$457,875,776
Cash	249
Receivables for
Fund shares sold	608,023
Interest	5,792
Receivable from investment adviser and distributor	150,317
Other assets	4,735
Total assets	$458,644,892
Liabilities
Payable for fund shares reacquired	$1,206,150
Payable to affiliates for shareholder servicing costs	207,737
Payable for independent Trustees’ compensation	16,347
Accrued expenses and other liabilities	21,423
Total liabilities	$1,451,657
Net assets	$457,193,235
Net assets consist of
Paid-in capital	$457,418,483
Accumulated net realized gain (loss) on investments	(207,708)
Accumulated net investment loss	(17,540)
Net assets	$457,193,235
Shares of beneficial interest outstanding	457,423,550

8

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share
Class A	$132,526,876	132,598,163	$1.00
Class B	40,491,163	40,538,258	1.00
Class C	56,235,074	56,264,895	1.00
Class R1	26,154,901	26,164,553	1.00
Class R2	95,845,256	95,882,399	1.00
Class R3	82,545,330	82,576,300	1.00
Class R4	7,052,008	7,053,723	1.00
Class 529A	10,102,406	10,103,975	1.00
Class 529B	914,285	914,600	1.00
Class 529C	5,325,936	5,326,684	1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$254,607
Expenses
Management fee	$972,220
Distribution and service fees	1,262,491
Program manager fees	8,190
Shareholder servicing costs	512,480
Administrative services fee	41,717
Independent Trustees’ compensation	6,768
Custodian fee	21,662
Shareholder communications	13,786
Audit and tax fees	15,964
Legal fees	3,882
Miscellaneous	67,065
Total expenses	$2,926,225
Reduction of expenses by investment adviser and distributor	(2,671,618)
Net expenses	$254,607
Net investment income	$0
Change in net assets from operations	$0

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/29/12	Year ended 8/31/11
Change in net assets	(unaudited)
From operations
Net investment income	$0	$176
Net realized gain (loss) on investments	—	(110)
Change in net assets from operations	$0	$66
Distributions declared to shareholders
From net investment income	$—	$(7)
From tax return of capital	—	(169)
Total distributions declared to shareholders	$—	$(176)
Change in net assets from fund share transactions	$(49,250,180)	$(6,038,510)
Total change in net assets	$(49,250,180)	$(6,038,620)
Net assets
At beginning of period	506,443,415	512,482,035
At end of period (including accumulated distributions in excess of net investment income of $17,540 and $17,540, respectively)	$457,193,235	$506,443,415

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class A			2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03	$0.05
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)
From tax return of capital	—		(0.00	)(w)	(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	(w)	0.31		3.43	5.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.94		0.85		0.72		0.87	0.83
Expenses after expense reductions (f)	0.10	(a)	0.20		0.27		0.39		0.47	0.43
Net investment income	0.00	(a)	0.00	(w)	0.00	(w)	0.33		3.29	4.94
Net assets at end of period (000 omitted)	$132,527		$153,634		$141,832		$173,135		$189,684	$136,204

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class B			2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)
Total from investment operations	$0.00		$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02	$0.04
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)
From tax return of capital	—		—		(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	(w)	0.10		2.40	4.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.69		1.69		1.72		1.86	1.83
Expenses after expense reductions (f)	0.10	(a)	0.20		0.27		0.60		1.46	1.43
Net investment income	0.00	(a)	0.00		0.00	(w)	0.08		2.44	3.94
Net assets at end of period (000 omitted)	$40,491		$50,379		$66,601		$104,696		$112,707	$154,176

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class C			2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)
Total from investment operations	$0.00		$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02	$0.04
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)
From tax return of capital	—		—		(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	(w)	0.10		2.40	4.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.69		1.69		1.72		1.87	1.83
Expenses after expense reductions (f)	0.10	(a)	0.20		0.27		0.60		1.47	1.43
Net investment income	0.00	(a)	0.00		0.00	(w)	0.08		2.18	3.94
Net assets at end of period (000 omitted)	$56,235		$61,943		$50,196		$70,005		$79,091	$60,390

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R1			2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)
Total from investment operations	$0.00		$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02	$0.04
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)
From tax return of capital	—		—		(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	(w)	0.10		2.35	3.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.69		1.69		1.72		1.91	1.97
Expenses after expense reductions (f)	0.10	(a)	0.20		0.27		0.58		1.51	1.53
Net investment income	0.00	(a)	0.00		0.00	(w)	0.09		2.10	3.82
Net assets at end of period (000 omitted)	$26,155		$28,705		$30,233		$29,457		$27,361	$8,538

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R2			2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	(w)	$0.00	(w)	$0.03	$0.04
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)
Total from investment operations	$0.00		$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.03	$0.04
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.04)
From tax return of capital	—		—		(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	(w)	0.17		2.86	4.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.19		1.19		1.22		1.41	1.52
Expenses after expense reductions (f)	0.10	(a)	0.20		0.27		0.51		1.01	1.09
Net investment income	0.00	(a)	0.00		0.00	(w)	0.15		2.58	4.28
Net assets at end of period (000 omitted)	$95,845		$104,130		$109,362		$120,476		$98,825	$36,027

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R3			2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	(w)	$0.00	(w)	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)
Total from investment operations	$0.00		$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.03	$0.05
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)
From tax return of capital	—		—		(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	(w)	0.23		3.12	4.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.94		0.94		0.97		1.15	1.23
Expenses after expense reductions (f)	0.10	(a)	0.20		0.27		0.45		0.75	0.83
Net investment income	0.00	(a)	0.00		0.00	(w)	0.20		2.82	4.53
Net assets at end of period (000 omitted)	$82,545		$85,602		$90,331		$104,062		$82,454	$32,545

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R4			2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03	$0.05
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)
From tax return of capital	—		(0.00	)(w)	(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	(w)	0.31		3.39	4.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.69		0.68		0.72		0.90	0.93
Expenses after expense reductions (f)	0.10	(a)	0.20		0.27		0.38		0.50	0.53
Net investment income	0.00	(a)	0.00	(w)	0.00	(w)	0.23		3.24	4.80
Net assets at end of period (000 omitted)	$7,052		$5,743		$6,172		$5,697		$4,094	$3,717

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529A			2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	(w)	$0.00	(w)	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)
Total from investment operations	$0.00		$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.03	$0.05
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)
From tax return of capital	—		—		(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)
Net asset value, end of period (x)	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	(w)	0.28		3.23	4.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.04		1.03		1.12		1.40	1.44
Expenses after expense reductions (f)	0.10	(a)	0.20		0.27		0.40		0.65	0.68
Net investment income	0.00	(a)	0.00		0.00	(w)	0.19		3.05	4.69
Net assets at end of period (000 omitted)	$10,102		$9,710		$9,919		$6,926		$3,777	$2,548

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529B			2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)
Total from investment operations	$0.00		$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02	$0.04
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)
From tax return of capital	—		—		(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)
Net asset value, end of period (x)	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	(w)	0.08		2.21	3.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.79		1.79		1.83		2.04	2.09
Expenses after expense reductions (f)	0.10	(a)	0.20		0.27		0.51		1.64	1.69
Net investment income	0.00	(a)	0.00		0.00	(w)	0.04		1.91	3.69
Net assets at end of period (000 omitted)	$914		$1,073		$1,613		$1,942		$700	$328

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529C			2011		2010		2009		2008	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	0.00	(w)	(0.00	)(w)	—	(0.00	)(w)
Total from investment operations	$0.00		$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02	$0.04
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)
From tax return of capital	—		—		(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$—		$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	(w)	0.08		2.21	3.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.79		1.78		1.83		2.04	2.09
Expenses after expense reductions (f)	0.10	(a)	0.20		0.27		0.52		1.64	1.68
Net investment income	0.00	(a)	0.00		0.00	(w)	0.04		1.85	3.69
Net assets at end of period (000 omitted)	$5,326		$5,525		$6,224		$4,391		$1,820	$814

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Cash Reserve Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$457,875,776	$—	$457,875,776

22

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended February 29, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

23

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to the timing of recognition of certain expenses.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/11
Ordinary income (including any short-term capital gains)	$7
Tax return of capital (b)	169
Total distributions	$176

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/12
Cost of investments	$457,875,776

As of 8/31/11
Capital loss carryforwards	(207,598)
Post-October capital loss deferral	(110)
Other temporary differences	(17,540)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
8/31/15	$(219)
8/31/16	(22,989)
8/31/17	(184,390)
Total	$(207,598)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated

24

Notes to Financial Statements (unaudited) – continued

to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 2/29/12	Year ended 8/31/11	Six months ended 2/29/12	Year ended 8/31/11
Class A	$—	$6	$—	$162
Class R4	—	1	—	7
Total	$—	$7	$—	$169

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

During the six months ended February 29, 2012, MFS voluntarily waived receipt of $972,220 of the fund’s management fee in order to avoid a negative yield. This amount is reflected as a reduction of total expenses in the Statement of Operations. For the six months ended February 29, 2012, this voluntary waiver had the effect of reducing the management fee by 0.40% of the fund’s average daily net assets on an annualized basis. The management fee incurred for the six months ended February 29, 2012, was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets.

In order to avoid a negative yield for the six months ended February 29, 2012, MFS voluntarily agreed to reduce certain other expenses in the amount of $428,101, which is shown as a reduction of total expenses in the Statement of Operations.

Distributor – The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a

25

Notes to Financial Statements (unaudited) – continued

service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$178,259
Class B	0.75%	0.25%	1.00%	0.00%	229,993
Class C	0.75%	0.25%	1.00%	0.00%	315,420
Class R1	0.75%	0.25%	1.00%	0.00%	136,735
Class R2	0.25%	0.25%	0.50%	0.00%	252,642
Class R3	—	0.25%	0.25%	0.00%	104,164
Class 529A	—	0.25%	0.25%	0.00%	12,206
Class 529B	0.75%	0.25%	1.00%	0.00%	5,392
Class 529C	0.75%	0.25%	1.00%	0.00%	27,680
Total Distribution and Service Fees					$1,262,491

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2012 based on each class’ average daily net assets. MFD has agreed in writing to waive the Class A and Class 529A service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2012. These reductions for Class A and Class 529A amounted to $178,259 and $12,206, respectively, and are shown as a reduction of total expenses in the Statement of Operations. During the six months ended February 29, 2012, MFD voluntarily waived a receipt of $1,072,026 of the fund’s distribution and service fees to ensure the fund avoids a negative yield for Class B, Class C, Class R1, Class R2, Class R3, Class 529B, and Class 529 C shares. This amount is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2012, were as follows:

Amount
Class A	$—
Class B	79,867
Class C	12,952
Class 529B	906
Class 529C	172

26

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive 0.05% of this annual fee for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended February 29, 2012, this waiver amounted to $4,095. In addition, MFD voluntarily waived receipt of $4,095 of the fund’s program manager fees in order to avoid a negative yield for Class 529A, Class 529B, and Class 529C shares. These waivers had the effect of reducing the program manager fee by 0.10% of average daily net assets attributable to Class 529A, Class 529B, and Class 529C shares on an annualized basis. The program manager fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 29, 2012, were as follows:

	Fee	Waiver
Class 529A	$4,883	$4,883
Class 529B	539	539
Class 529C	2,768	2,768
Total Program Manager Fees and Waivers	$8,190	$8,190

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2012, the fee was $199,256, which equated to 0.0820% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $313,224.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.

27

Notes to Financial Statements (unaudited) – continued

Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.0172% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $902 and is included in independent Trustees’ compensation for the six months ended February 29, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $16,325 at February 29, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 29, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,612 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $616, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

28

Notes to Financial Statements (unaudited) – continued

(4)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	35,106,551	$35,106,557	86,445,718	$86,445,729
Class B	8,257,144	8,257,144	29,536,384	29,536,384
Class C	20,506,591	20,506,590	57,884,834	57,884,836
Class R1	3,361,703	3,361,703	14,507,748	14,507,747
Class R2	13,783,464	13,783,464	64,357,741	64,357,741
Class R3	9,257,862	9,257,862	51,089,070	51,089,070
Class R4	3,734,708	3,734,708	5,499,234	5,499,234
Class 529A	1,854,553	1,854,553	4,181,167	4,181,166
Class 529B	210,901	210,902	585,060	585,059
Class 529C	1,391,715	1,391,715	2,597,058	2,597,057
	97,465,192	$97,465,198	316,684,014	$316,684,023
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	24	$24
Class R4	—	—	5	5
	—	$—	29	$29
Shares reacquired
Class A	(56,213,404)	$(56,213,405)	(74,643,888)	$(74,643,889)
Class B	(18,144,959)	(18,144,963)	(45,758,155)	(45,758,165)
Class C	(26,214,050)	(26,214,051)	(46,137,917)	(46,137,918)
Class R1	(5,911,932)	(5,911,932)	(16,035,600)	(16,035,600)
Class R2	(22,068,274)	(22,068,274)	(69,589,541)	(69,589,541)
Class R3	(12,314,761)	(12,314,761)	(55,817,955)	(55,817,955)
Class R4	(2,425,691)	(2,425,691)	(5,927,888)	(5,927,888)
Class 529A	(1,461,869)	(1,461,869)	(4,390,540)	(4,390,540)
Class 529B	(370,107)	(370,107)	(1,124,892)	(1,124,892)
Class 529C	(1,590,325)	(1,590,325)	(3,296,174)	(3,296,174)
	(146,715,372)	$(146,715,378)	(322,722,550)	$(322,722,562)

29

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Net change
Class A	(21,106,853)	$(21,106,848)	11,801,854	$11,801,864
Class B	(9,887,815)	(9,887,819)	(16,221,771)	(16,221,781)
Class C	(5,707,459)	(5,707,461)	11,746,917	11,746,918
Class R1	(2,550,229)	(2,550,229)	(1,527,852)	(1,527,853)
Class R2	(8,284,810)	(8,284,810)	(5,231,800)	(5,231,800)
Class R3	(3,056,899)	(3,056,899)	(4,728,885)	(4,728,885)
Class R4	1,309,017	1,309,017	(428,649)	(428,649)
Class 529A	392,684	392,684	(209,373)	(209,374)
Class 529B	(159,206)	(159,205)	(539,832)	(539,833)
Class 529C	(198,610)	(198,610)	(699,116)	(699,117)
	(49,250,180)	$(49,250,180)	(6,038,507)	$(6,038,510)

The sale of fund shares has been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(5)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2012, the fund’s commitment fee and interest expense were $1,684 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

30

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

31

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

32

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Core Equity Fund

SEMIANNUAL REPORT

February 29, 2012

RGI-SEM

MFS® CORE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	5.2%
Exxon Mobil Corp.	4.2%
JPMorgan Chase & Co.	2.2%
Danaher Corp.	2.1%
Google, Inc., “A”	1.8%
Target Corp.	1.6%
Philip Morris International, Inc.	1.6%
Pfizer, Inc.	1.5%
ACE Ltd.	1.3%
Oracle Corp.	1.1%

Equity sectors
Technology	17.1%
Financial Services	15.4%
Health Care	11.4%
Energy	10.5%
Industrial Goods & Services	8.6%
Consumer Staples	7.6%
Retailing	7.2%
Utilities & Communications	6.4%
Leisure	5.0%
Basic Materials	3.6%
Special Products & Services	2.3%
Transportation	1.9%
Autos & Housing	1.6%

Percentages are based on net assets as of 2/29/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2011 through February 29, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011 through February 29, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/11	Ending Account Value 2/29/12	Expenses Paid During Period (p) 9/01/11-2/29/12
A	Actual	1.18%	$1,000.00	$1,113.58	$6.20
	Hypothetical (h)	1.18%	$1,000.00	$1,019.00	$5.92
B	Actual	1.93%	$1,000.00	$1,109.08	$10.12
	Hypothetical (h)	1.93%	$1,000.00	$1,015.27	$9.67
C	Actual	1.93%	$1,000.00	$1,109.28	$10.12
	Hypothetical (h)	1.93%	$1,000.00	$1,015.27	$9.67
I	Actual	0.93%	$1,000.00	$1,114.71	$4.89
	Hypothetical (h)	0.93%	$1,000.00	$1,020.24	$4.67
R1	Actual	1.93%	$1,000.00	$1,109.42	$10.12
	Hypothetical (h)	1.93%	$1,000.00	$1,015.27	$9.67
R2	Actual	1.43%	$1,000.00	$1,111.71	$7.51
	Hypothetical (h)	1.43%	$1,000.00	$1,017.75	$7.17
R3	Actual	1.18%	$1,000.00	$1,113.64	$6.20
	Hypothetical (h)	1.18%	$1,000.00	$1,019.00	$5.92
R4	Actual	0.93%	$1,000.00	$1,114.57	$4.89
	Hypothetical (h)	0.93%	$1,000.00	$1,020.24	$4.67

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.0%
Issuer	Shares/Par	Value ($)

Aerospace - 2.6%
Embraer S.A., ADR	50,550	$1,519,533
Honeywell International, Inc.	102,090	6,081,501
Lockheed Martin Corp.	29,190	2,580,688
Precision Castparts Corp.	24,530	4,107,058
Textron, Inc.	49,240	1,354,592
United Technologies Corp.	84,970	7,126,434

		$22,769,806
Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	41,200	$4,446,304
VF Corp.	17,920	2,617,216

		$7,063,520
Automotive - 1.0%
Delphi Automotive PLC (a)	114,200	$3,654,400
General Motors Co. (a)	144,990	3,772,640
LKQ Corp. (a)	38,680	1,232,345

		$8,659,385
Biotechnology - 1.6%
Amgen, Inc.	73,760	$5,011,992
Anacor Pharmaceuticals, Inc. (a)	180,350	1,071,279
Biogen Idec, Inc. (a)	17,300	2,014,931
Gilead Sciences, Inc. (a)	130,810	5,951,855

		$14,050,057
Broadcasting - 1.6%
News Corp., “A”	283,250	$5,628,178
Viacom, Inc., “B”	152,310	7,253,002
Walt Disney Co.	30,620	1,285,734

		$14,166,914
Brokerage & Asset Managers - 1.2%
Affiliated Managers Group, Inc. (a)	15,494	$1,648,407
Blackrock, Inc.	10,225	2,034,775
CME Group, Inc.	11,380	3,294,396
Franklin Resources, Inc.	13,220	1,558,506
FXCM, Inc. “A”	128,820	1,218,637
GFI Group, Inc.	262,980	1,009,843

		$10,764,564

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 1.8%
Accenture PLC, “A”	55,490	$3,303,875
Automatic Data Processing, Inc.	74,750	4,060,420
FleetCor Technologies, Inc. (a)	157,290	5,824,449
Jones Lang LaSalle, Inc.	26,860	2,186,673

		$15,375,417
Cable TV - 1.3%
Comcast Corp., “Special A”	218,040	$6,233,764
Time Warner Cable, Inc.	66,840	5,303,086

		$11,536,850
Chemicals - 0.6%
Celanese Corp.	114,070	$5,426,310

Computer Software - 4.0%
Autodesk, Inc. (a)	144,980	$5,487,493
Check Point Software Technologies Ltd. (a)	93,661	5,447,324
Citrix Systems, Inc. (a)	86,690	6,479,211
Oracle Corp.	341,510	9,995,998
Red Hat, Inc. (a)	112,200	5,549,412
SolarWinds, Inc. (a)	51,220	1,908,457

		$34,867,895
Computer Software - Systems - 8.0%
Apple, Inc. (a)(s)	83,320	$45,196,101
EMC Corp. (a)	324,280	8,979,313
Hewlett-Packard Co.	279,520	7,074,651
International Business Machines Corp.	26,750	5,262,528
NICE Systems Ltd., ADR (a)	81,980	2,802,896

		$69,315,489
Construction - 0.6%
Owens Corning (a)	47,930	$1,516,985
Stanley Black & Decker, Inc.	44,400	3,409,920

		$4,926,905
Consumer Products - 1.8%
Colgate-Palmolive Co.	65,530	$6,106,085
Procter & Gamble Co.	141,640	9,563,533

		$15,669,618
Consumer Services - 0.5%
DeVry, Inc.	52,790	$1,875,629
HomeAway, Inc. (a)	76,680	2,030,486

		$3,906,115

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 0.8%
Silgan Holdings, Inc.	160,070	$6,806,176

Electrical Equipment - 3.0%
AMETEK, Inc.	68,630	$3,266,788
Danaher Corp. (s)	348,750	18,424,463
Sensata Technologies Holding B.V. (a)	150,350	4,871,340

		$26,562,591
Electronics - 2.2%
Advanced Micro Devices, Inc. (a)	153,888	$1,131,077
Altera Corp.	99,910	3,841,540
ASML Holding N.V.	76,770	3,496,873
Hittite Microwave Corp. (a)	43,880	2,509,058
KLA-Tencor Corp.	27,080	1,310,672
Linear Technology Corp.	51,930	1,738,616
Microchip Technology, Inc.	138,870	5,009,041

		$19,036,877
Energy - Independent - 3.5%
Apache Corp.	30,280	$3,268,120
Cabot Oil & Gas Corp.	90,590	3,159,779
CONSOL Energy, Inc.	23,940	857,531
Energy XXI (Bermuda) Ltd. (a)	22,754	851,682
EQT Corp.	29,220	1,549,244
Noble Energy, Inc.	39,250	3,832,763
Occidental Petroleum Corp.	79,400	8,286,978
Peabody Energy Corp.	25,990	906,531
Pioneer Natural Resources Co.	44,270	4,853,763
QEP Resources, Inc.	23,760	811,166
SM Energy Co.	26,051	2,050,735

		$30,428,292
Energy - Integrated - 5.1%
Chevron Corp.	75,350	$8,222,192
Exxon Mobil Corp. (s)	420,002	36,330,173

		$44,552,365
Engineering - Construction - 0.6%
Fluor Corp.	79,230	$4,791,830

Food & Beverages - 3.5%
Bunge Ltd.	46,710	$3,144,517
Coca-Cola Enterprises, Inc.	57,360	1,657,704
General Mills, Inc.	150,440	5,763,356

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
J.M. Smucker Co.	36,400	$2,741,648
Kraft Foods, Inc., “A”	177,350	6,751,714
Mead Johnson Nutrition Co., “A”	55,110	4,284,803
PepsiCo, Inc.	97,759	6,152,951

		$30,496,693
Food & Drug Stores - 0.9%
CVS Caremark Corp.	143,020	$6,450,202
Kroger Co.	66,430	1,580,370

		$8,030,572
Gaming & Lodging - 0.8%
Las Vegas Sands Corp.	63,630	$3,538,464
Royal Caribbean Cruises Ltd.	118,170	3,366,663

		$6,905,127
General Merchandise - 2.3%
Kohl’s Corp.	112,530	$5,590,490
Target Corp.	251,480	14,256,401

		$19,846,891
Health Maintenance Organizations - 0.8%
Aetna, Inc.	137,300	$6,420,148
UnitedHealth Group, Inc.	7,960	443,770

		$6,863,918
Insurance - 3.5%
ACE Ltd.	160,110	$11,481,488
Aflac, Inc.	15,880	750,330
Aon Corp.	109,450	5,123,354
Chubb Corp.	38,750	2,633,450
Everest Re Group Ltd.	29,310	2,574,883
Hartford Financial Services Group, Inc.	80,720	1,671,711
MetLife, Inc.	81,260	3,132,573
Prudential Financial, Inc.	46,670	2,854,337

		$30,222,126
Internet - 1.8%
Google, Inc., “A” (a)	25,480	$15,753,010

Leisure & Toys - 0.2%
Hasbro, Inc.	27,000	$953,640
Mattel, Inc.	30,930	1,003,369

		$1,957,009

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 2.2%
Cummins, Inc.	13,910	$1,677,129
Eaton Corp.	61,130	3,190,375
Herman Miller, Inc.	148,390	3,116,190
Joy Global, Inc.	73,520	6,393,299
Kennametal, Inc.	57,320	2,640,732
Roper Industries, Inc.	26,400	2,416,128

		$19,433,853
Major Banks - 4.8%
Bank of New York Mellon Corp.	220,238	$4,869,462
Goldman Sachs Group, Inc.	64,180	7,389,685
JPMorgan Chase & Co.	486,040	19,072,210
KeyCorp	240,580	1,948,698
PNC Financial Services Group, Inc.	144,610	8,607,187

		$41,887,242
Medical & Health Technology & Services - 1.3%
AmerisourceBergen Corp.	68,770	$2,568,560
Cross Country Healthcare, Inc. (a)	492,460	2,787,324
Express Scripts Holding Co. (a)	78,800	4,202,404
Henry Schein, Inc. (a)	18,240	1,350,125
Quest Diagnostics, Inc.	13,410	778,451

		$11,686,864
Medical Equipment - 3.1%
Covidien PLC	119,100	$6,222,975
Heartware International, Inc. (a)	25,190	1,845,419
Medtronic, Inc.	134,370	5,122,184
NxStage Medical, Inc. (a)	212,177	4,243,540
NxStage Medical, Inc. (a)	59,530	1,190,600
Sirona Dental Systems, Inc. (a)	22,170	1,106,283
St. Jude Medical, Inc.	102,060	4,298,767
Thermo Fisher Scientific, Inc. (a)	52,130	2,951,601

		$26,981,369
Metals & Mining - 0.7%
Cliffs Natural Resources, Inc.	40,530	$2,572,844
Globe Specialty Metals, Inc.	90,080	1,280,938
Teck Resources Ltd., “B”	66,225	2,651,811

		$6,505,593
Natural Gas - Distribution - 0.5%
AGL Resources, Inc.	71,320	$2,843,528
ONEOK, Inc.	21,320	1,761,885

		$4,605,413

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - 0.4%
El Paso Corp.	133,210	$3,704,570

Network & Telecom - 1.1%
Acme Packet, Inc. (a)	76,080	$2,318,918
F5 Networks, Inc. (a)	22,050	2,755,368
Finisar Corp. (a)	99,380	2,016,420
Fortinet, Inc. (a)	102,880	2,782,904

		$9,873,610
Oil Services - 1.9%
Cameron International Corp. (a)	89,050	$4,960,976
Dresser-Rand Group, Inc. (a)	48,820	2,564,026
FMC Technologies, Inc. (a)	31,420	1,584,511
Schlumberger Ltd.	80,300	6,232,083
Transocean, Inc.	18,960	1,011,326

		$16,352,922
Other Banks & Diversified Financials - 3.1%
American Express Co.	31,680	$1,675,555
CapitalSource, Inc.	603,050	4,070,588
EuroDekania Ltd. (a)(z)	580,280	1,035,121
Fifth Third Bancorp	491,890	6,694,623
Visa, Inc., “A”	76,090	8,854,593
Western Union Co.	120,080	2,097,798
Zions Bancorporation	143,480	2,726,120

		$27,154,398
Pharmaceuticals - 4.6%
Abbott Laboratories	172,260	$9,751,639
Johnson & Johnson	104,470	6,798,908
Merck & Co., Inc.	161,240	6,154,531
Pfizer, Inc.	603,266	12,728,913
Teva Pharmaceutical Industries Ltd., ADR	102,740	4,603,779

		$40,037,770
Pollution Control - 0.2%
Waste Connections, Inc.	48,070	$1,563,236

Precious Metals & Minerals - 0.4%
Goldcorp, Inc.	66,350	$3,217,975

Printing & Publishing - 0.6%
Moody’s Corp.	133,810	$5,166,404

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 0.7%
Union Pacific Corp.	58,960	$6,500,340

Real Estate - 2.8%
BioMed Realty Trust, Inc., REIT	299,110	$5,509,606
Mid-America Apartment Communities, Inc., REIT	101,450	6,327,436
Public Storage, Inc., REIT	48,100	6,448,767
Tanger Factory Outlet Centers, Inc., REIT	219,910	6,438,965

		$24,724,774
Restaurants - 0.5%
YUM! Brands, Inc.	65,960	$4,369,190

Specialty Chemicals - 1.1%
Airgas, Inc.	47,143	$3,881,283
Albemarle Corp.	41,830	2,782,532
Chemtura Corp. (a)	125,160	1,942,483
Ferro Corp. (a)	171,230	950,327

		$9,556,625
Specialty Stores - 3.2%
Amazon.com, Inc. (a)	17,480	$3,140,981
American Eagle Outfitters, Inc.	185,040	2,690,482
Children’s Place Retail Store, Inc. (a)	49,270	2,500,453
Gap, Inc.	133,820	3,126,035
PetSmart, Inc.	104,020	5,798,075
rue21, Inc. (a)	99,130	2,644,788
Sally Beauty Holdings, Inc. (a)	158,110	3,763,018
Urban Outfitters, Inc. (a)	140,620	3,992,202

		$27,656,034
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	52,760	$3,301,721
SBA Communications Corp. (a)	61,280	2,875,870

		$6,177,591
Telephone Services - 1.9%
AT&T, Inc.	264,530	$8,091,973
CenturyLink, Inc.	50,408	2,028,922
Verizon Communications, Inc.	172,430	6,571,307

		$16,692,202
Tobacco - 2.3%
Lorillard, Inc.	42,500	$5,570,900
Philip Morris International, Inc.	168,100	14,039,712

		$19,610,612

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 1.2%
Expeditors International of Washington, Inc.	135,960	$5,931,935
Swift Transportation Co. (a)	383,040	4,489,229

		$10,421,164
Utilities - Electric Power - 2.3%
AES Corp. (a)	205,060	$2,780,614
American Electric Power Co., Inc.	107,230	4,032,920
Calpine Corp. (a)	177,340	2,715,075
CMS Energy Corp.	165,197	3,536,868
Edison International	60,320	2,525,598
PG&E Corp.	63,620	2,651,682
Public Service Enterprise Group, Inc.	64,182	1,975,522

		$20,218,279
Total Common Stocks (Identified Cost, $763,676,123)		$854,850,352

Convertible Preferred Stocks - 0.6%
Utilities - Electric Power - 0.6%
PPL Corp., 9.5%	45,860	$2,520,007
PPL Corp., 8.75%	42,560	2,286,749
Total Convertible Preferred Stocks (Identified Cost, $4,496,166)		$4,806,756

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	10,586,533	$10,586,533
Total Investments (Identified Cost, $778,758,822)		$870,243,641

Other Assets, Less Liabilities - 0.2%		1,658,927
Net Assets - 100.0%		$871,902,568

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At February 29, 2012, the value of securities pledged amounted to $537,929. At February 29, 2012, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

12

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$8,173,430	$1,035,121
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $768,172,289)	$859,657,108
Underlying affiliated funds, at cost and value	10,586,533
Total investments, at value (identified cost, $778,758,822)	$870,243,641
Cash	1,080,590
Foreign currency, at value (identified cost, $37,551)	38,655
Deposits with brokers	14,374
Receivables for
Investments sold	873,647
Fund shares sold	1,361,198
Interest and dividends	1,255,564
Other assets	7,346
Total assets	$874,875,015
Liabilities
Payables for
Investments purchased	$876,715
Fund shares reacquired	1,446,357
Payable to affiliates
Investment adviser	29,851
Shareholder servicing costs	449,072
Distribution and service fees	16,796
Payable for independent Trustees’ compensation	106,180
Accrued expenses and other liabilities	47,476
Total liabilities	$2,972,447
Net assets	$871,902,568
Net assets consist of
Paid-in capital	$944,622,875
Unrealized appreciation (depreciation) on investments	91,485,923
Accumulated net realized gain (loss) on investments and foreign currency transactions	(166,251,678)
Undistributed net investment income	2,045,448
Net assets	$871,902,568
Shares of beneficial interest outstanding	46,314,079

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$675,164,367	35,456,115	$19.04
Class B	47,627,169	2,706,804	17.60
Class C	66,084,102	3,784,092	17.46
Class I	18,606,801	939,528	19.80
Class R1	4,246,993	243,561	17.44
Class R2	19,116,228	1,023,093	18.68
Class R3	39,252,869	2,066,659	18.99
Class R4	1,804,039	94,227	19.15

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.20 [100 / 94.25 x $19.04]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$7,250,269
Interest	56,538
Dividends from underlying affiliated funds	2,452
Foreign taxes withheld	(18,166)
Total investment income	$7,291,093
Expenses
Management fee	$2,444,974
Distribution and service fees	1,415,947
Shareholder servicing costs	985,927
Administrative services fee	65,503
Independent Trustees’ compensation	11,614
Custodian fee	46,219
Shareholder communications	43,033
Audit and tax fees	23,989
Legal fees	6,809
Miscellaneous	84,037
Total expenses	$5,128,052
Fees paid indirectly	(33)
Reduction of expenses by investment adviser	(1,024)
Net expenses	$5,126,995
Net investment income	$2,164,098
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$15,187,302
Written option transactions	7,400
Securities sold short	59,836
Foreign currency transactions	3,610
Net realized gain (loss) on investments and foreign currency transactions	$15,258,148
Change in unrealized appreciation (depreciation)
Investments	$71,374,862
Securities sold short	69,040
Translation of assets and liabilities in foreign currencies	1,104
Net unrealized gain (loss) on investments and foreign currency translation	$71,445,006
Net realized and unrealized gain (loss) on investments and foreign currency	$86,703,154
Change in net assets from operations	$88,867,252

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/12 (unaudited)	Year ended 8/31/11
From operations
Net investment income	$2,164,098	$4,053,580
Net realized gain (loss) on investments and foreign currency transactions	15,258,148	67,639,329
Net unrealized gain (loss) on investments and foreign currency translation	71,445,006	60,290,312
Change in net assets from operations	$88,867,252	$131,983,221
Distributions declared to shareholders
From net investment income	$(4,062,238)	$(4,385,037)
Change in net assets from fund share transactions	$(8,058,315)	$(55,302,879)
Total change in net assets	$76,746,699	$72,295,305
Net assets
At beginning of period	795,155,869	722,860,564
At end of period (including undistributed net investment income of $2,045,448 and $3,943,588, respectively)	$871,902,568	$795,155,869

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.20		$14.62	$13.87	$16.75	$19.83	$18.17
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.11	$0.10	$0.12	$0.09	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.88		2.58	0.77	(2.92)	(1.71)	3.01
Total from investment operations	$1.94		$2.69	$0.87	$(2.80)	$(1.62)	$3.05
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.11)	$(0.12)	$(0.08)	$—	$—
From net realized gain on investments	—		—	—	—	(1.46)	(1.39)
Total distributions declared to shareholders	$(0.10)		$(0.11)	$(0.12)	$(0.08)	$(1.46)	$(1.39)
Net asset value, end of period (x)	$19.04		$17.20	$14.62	$13.87	$16.75	$19.83
Total return (%) (r)(s)(t)(x)	11.36	(n)	18.39	6.27	(16.55)	(8.94)	17.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.18	1.24	1.36	1.24	1.26
Expenses after expense reductions (f)	1.18	(a)	1.18	1.23	1.21	1.21	1.26
Net investment income	0.65	(a)	0.60	0.68	1.03	0.52	0.22
Portfolio turnover	35		66	77	109	86	283
Net assets at end of period (000 omitted)	$675,164		$612,504	$547,296	$559,572	$650,476	$766,202
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.18	(a)	1.17	1.22	1.21	N/A	N/A

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class B			2011	2010		2009	2008	2007

Net asset value, beginning of period	$15.86		$13.50	$12.80		$15.45	$18.52	$17.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.02)	$(0.01)		$0.05	$(0.02)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.75		2.38	0.71		(2.70)	(1.59)	2.83
Total from investment operations	$1.74		$2.36	$0.70		$(2.65)	$(1.61)	$2.75
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$—	$—	$—
From net realized gain on investments	—		—	—		—	(1.46)	(1.39)
Total distributions declared to shareholders	$—		$—	$(0.00	)(w)	$—	$(1.46)	$(1.39)
Net asset value, end of period (x)	$17.60		$15.86	$13.50		$12.80	$15.45	$18.52
Total return (%) (r)(s)(t)(x)	10.97	(n)	17.48	5.49		(17.15)	(9.55)	16.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.93	1.99		2.07	1.88	1.90
Expenses after expense reductions (f)	1.93	(a)	1.93	1.98		1.90	1.86	1.90
Net investment income (loss)	(0.10	)(a)	(0.15)	(0.06)		0.42	(0.14)	(0.46)
Portfolio turnover	35		66	77		109	86	283
Net assets at end of period (000 omitted)	$47,627		$49,181	$55,327		$79,608	$162,122	$325,525
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.93	(a)	1.92	1.97		1.90	N/A	N/A

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$15.74		$13.39	$12.75	$15.38	$18.44	$17.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.02)	$(0.01)	$0.04	$(0.02)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.73		2.37	0.70	(2.67)	(1.58)	2.82
Total from investment operations	$1.72		$2.35	$0.69	$(2.63)	$(1.60)	$2.74
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.05)	$—	$—	$—
From net realized gain on investments	—		—	—	—	(1.46)	(1.39)
Total distributions declared to shareholders	$—		$—	$(0.05)	$—	$(1.46)	$(1.39)
Net asset value, end of period (x)	$17.46		$15.74	$13.39	$12.75	$15.38	$18.44
Total return (%) (r)(s)(t)(x)	10.93	(n)	17.55	5.40	(17.10)	(9.54)	16.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.93	1.99	2.06	1.89	1.90
Expenses after expense reductions (f)	1.93	(a)	1.93	1.98	1.91	1.86	1.90
Net investment income (loss)	(0.10	)(a)	(0.15)	(0.07)	0.34	(0.14)	(0.45)
Portfolio turnover	35		66	77	109	86	283
Net assets at end of period (000 omitted)	$66,084		$62,249	$59,265	$63,993	$79,213	$107,948
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.93	(a)	1.92	1.97	1.91	N/A	N/A

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.91		$15.21	$14.43	$17.47	$20.54	$18.72
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	$0.15	$0.17	$0.17	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.96		2.70	0.79	(3.06)	(1.78)	3.10
Total from investment operations	$2.04		$2.85	$0.94	$(2.89)	$(1.61)	$3.21
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.15)	$(0.16)	$(0.15)	$—	$—
From net realized gain on investments	—		—	—	—	(1.46)	(1.39)
Total distributions declared to shareholders	$(0.15)		$(0.15)	$(0.16)	$(0.15)	$(1.46)	$(1.39)
Net asset value, end of period (x)	$19.80		$17.91	$15.21	$14.43	$17.47	$20.54
Total return (%) (r)(s)(x)	11.47	(n)	18.73	6.47	(16.29)	(8.56)	17.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.93	0.99	1.06	0.89	0.92
Expenses after expense reductions (f)	0.93	(a)	0.93	0.98	0.91	0.86	0.92
Net investment income	0.89	(a)	0.83	0.93	1.32	0.88	0.58
Portfolio turnover	35		66	77	109	86	283
Net assets at end of period (000 omitted)	$18,607		$17,250	$16,291	$15,766	$17,269	$27,544
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.93	(a)	0.92	0.97	0.91	N/A	N/A

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$15.72		$13.38	$12.75	$15.39	$18.45	$17.11
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.02)	$(0.01)	$0.04	$(0.03)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	1.73		2.37	0.70	(2.68)	(1.57)	2.82
Total from investment operations	$1.72		$2.35	$0.69	$(2.64)	$(1.60)	$2.73
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.06)	$—	$—	$—
From net realized gain on investments	—		—	—	—	(1.46)	(1.39)
Total distributions declared to shareholders	$—		$(0.01)	$(0.06)	$—	$(1.46)	$(1.39)
Net asset value, end of period (x)	$17.44		$15.72	$13.38	$12.75	$15.39	$18.45
Total return (%) (r)(s)(x)	10.94	(n)	17.56	5.43	(17.15)	(9.53)	16.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.93	1.99	2.06	1.95	2.05
Expenses after expense reductions (f)	1.93	(a)	1.93	1.98	1.91	1.91	2.02
Net investment income (loss)	(0.10	)(a)	(0.15)	(0.07)	0.32	(0.18)	(0.51)
Portfolio turnover	35		66	77	109	86	283
Net assets at end of period (000 omitted)	$4,247		$3,904	$3,688	$3,735	$3,663	$2,543
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.93	(a)	1.92	1.97	1.91	N/A	N/A

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$16.86		$14.33	$13.62	$16.45	$19.53	$17.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.06	$0.06	$0.10	$0.06	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.85		2.54	0.75	(2.87)	(1.68)	2.96
Total from investment operations	$1.88		$2.60	$0.81	$(2.77)	$(1.62)	$2.95
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.07)	$(0.10)	$(0.06)	$—	$—
From net realized gain on investments	—		—	—	—	(1.46)	(1.39)
Total distributions declared to shareholders	$(0.06)		$(0.07)	$(0.10)	$(0.06)	$(1.46)	$(1.39)
Net asset value, end of period (x)	$18.68		$16.86	$14.33	$13.62	$16.45	$19.53
Total return (%) (r)(s)(x)	11.17	(n)	18.14	5.97	(16.71)	(9.08)	16.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.43	1.49	1.56	1.45	1.61
Expenses after expense reductions (f)	1.43	(a)	1.43	1.48	1.41	1.41	1.58
Net investment income (loss)	0.39	(a)	0.35	0.43	0.82	0.34	(0.05)
Portfolio turnover	35		66	77	109	86	283
Net assets at end of period (000 omitted)	$19,116		$16,424	$14,013	$15,483	$16,539	$9,492
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.43		1.42	1.47	1.41	N/A	N/A

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.16		$14.59	$13.85	$16.73	$19.80	$18.15
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.11	$0.10	$0.13	$0.10	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.88		2.57	0.77	(2.91)	(1.71)	2.99
Total from investment operations	$1.94		$2.68	$0.87	$(2.78)	$(1.61)	$3.04
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.11)	$(0.13)	$(0.10)	$—	$—
From net realized gain on investments	—		—	—	—	(1.46)	(1.39)
Total distributions declared to shareholders	$(0.11)		$(0.11)	$(0.13)	$(0.10)	$(1.46)	$(1.39)
Net asset value, end of period (x)	$18.99		$17.16	$14.59	$13.85	$16.73	$19.80
Total return (%) (r)(s)(x)	11.36	(n)	18.38	6.25	(16.48)	(8.90)	17.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.18	1.24	1.32	1.19	1.36
Expenses after expense reductions (f)	1.18	(a)	1.18	1.23	1.16	1.17	1.36
Net investment income	0.65	(a)	0.60	0.68	1.07	0.57	0.24
Portfolio turnover	35		66	77	109	86	283
Net assets at end of period (000 omitted)	$39,253		$32,277	$26,573	$25,741	$28,185	$31,963
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.18	(a)	1.17	1.22	1.16	N/A	N/A

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$17.32		$14.72	$13.98	$16.92	$19.96	$18.24
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.13	$0.14	$0.10	$0.15	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.90		2.62	0.76	(2.90)	(1.73)	3.00
Total from investment operations	$1.98		$2.75	$0.90	$(2.80)	$(1.58)	$3.11
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.15)	$(0.16)	$(0.14)	$—	$—
From net realized gain on investments	—		—	—	—	(1.46)	(1.39)
Total distributions declared to shareholders	$(0.15)		$(0.15)	$(0.16)	$(0.14)	$(1.46)	$(1.39)
Net asset value, end of period (x)	$19.15		$17.32	$14.72	$13.98	$16.92	$19.96
Total return (%) (r)(s)(x)	11.52	(n)	18.68	6.40	(16.28)	(8.67)	17.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.92	0.98	0.96	0.92	1.06
Expenses after expense reductions (f)	0.93	(a)	0.92	0.97	0.95	0.90	1.06
Net investment income	0.90	(a)	0.75	0.92	0.75	0.83	0.55
Portfolio turnover	35		66	77	109	86	283
Net assets at end of period (000 omitted)	$1,804		$1,367	$408	$1,633	$60	$66
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.93	(a)	0.91	0.97	0.95	N/A	N/A

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2009 would have been lower by approximately 2.41%, 2.40%, 2.42%, 2.40%, 2.40%, 2.36%, 2.40% and 2.40%, respectively.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Core Equity Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales

26

Notes to Financial Statements (unaudited) – continued

reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

27

Notes to Financial Statements (unaudited) – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, – and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$830,036,796	$1,190,600	$—	$831,227,396
Israel	12,853,999	—	—	12,853,999
Canada	5,869,786	—	—	5,869,786
United Kingdom	3,654,400	—	1,035,121	4,689,521
Netherlands	3,496,873	—	—	3,496,873
Brazil	1,519,533	—	—	1,519,533
Mutual Funds	10,586,533	—	—	10,586,533
Total Investments	$868,017,920	$1,190,600	$1,035,121	$870,243,641

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/11	$1,439,082
Change in unrealized appreciation (depreciation)	(403,961)
Balance as of 2/29/12	$1,035,121

28

Notes to Financial Statements (unaudited) – continued

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 29, 2012 is $(403,961).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. At February 29, 2012, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 29, 2012 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)	Written Options
Equity	$(278,384)	$7,400

There is no unrealized gain (loss) from derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to

29

Notes to Financial Statements (unaudited) – continued

terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the

30

Notes to Financial Statements (unaudited) – continued

amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	604	78,643
Options closed	(55)	(11,793)
Options expired	(549)	(66,850)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are

31

Notes to Financial Statements (unaudited) – continued

treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 29, 2012, this expense amounted to $1,988. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At February 29, 2012, the fund had no short sales outstanding.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by

32

Notes to Financial Statements (unaudited) – continued

U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting

33

Notes to Financial Statements (unaudited) – continued

principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/11
Ordinary income (including any short-term capital gains)	$4,385,037

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/12
Cost of investments	$780,046,147
Gross appreciation	125,249,053
Gross depreciation	(35,051,559)
Net unrealized appreciation (depreciation)	$90,197,494

As of 8/31/11
Undistributed ordinary income	4,058,759
Capital loss carryforwards	(180,764,545)
Other temporary differences	(184,211)
Net unrealized appreciation (depreciation)	19,364,676

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

34

Notes to Financial Statements (unaudited) – continued

As of August 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
8/31/16	$(41,915,365)
8/31/17	(37,806,029)
8/31/18	(101,043,151)
Total	$(180,764,545)

The availability of a portion of the capital loss carryforwards, which were acquired on July 24, 2009, in connection with the acquisition of the MFS New Endeavor Fund, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/29/12	Year ended 8/31/11
Class A	$3,629,814	$3,993,456
Class I	144,617	109,026
Class R1	—	2,507
Class R2	53,991	68,041
Class R3	219,845	207,933
Class R4	13,971	4,074
Total	$4,062,238	$4,385,037

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Average daily net assets in excess of $500 million	0.55%

The management fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.61% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary

35

Notes to Financial Statements (unaudited) – continued

expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.26%	2.01%	2.01%	1.01%	2.01%	1.51%	1.26%	1.01%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2012. For the six months ended February 29, 2012, the fund’s actual expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $133,028 for the six months ended February 29, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$770,864
Class B	0.75%	0.25%	1.00%	1.00%	231,935
Class C	0.75%	0.25%	1.00%	1.00%	308,823
Class R1	0.75%	0.25%	1.00%	1.00%	19,953
Class R2	0.25%	0.25%	0.50%	0.50%	40,778
Class R3	—	0.25%	0.25%	0.25%	43,594
Total Distribution and Service Fees					$1,415,947

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the

36

Notes to Financial Statements (unaudited) – continued

event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2012, were as follows:

Amount
Class A	$913
Class B	18,572
Class C	1,555

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2012, the fee was $382,303, which equated to 0.0956% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $603,624.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.0164% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and

37

Notes to Financial Statements (unaudited) – continued

exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,866 and the Retirement Deferral plan resulted in a net decrease in expense of $50. Both amounts are included in independent Trustees’ compensation for the six months ended February 29, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $106,139 at February 29, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 29, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,351 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,024, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $280,929,547 and $292,620,406, respectively.

38

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,830,040	$49,727,435	4,886,814	$87,065,132
Class B	178,398	2,880,869	381,981	6,270,879
Class C	153,625	2,463,147	331,436	5,405,042
Class I	113,702	2,050,180	428,166	7,774,904
Class R1	23,342	363,113	62,283	1,005,894
Class R2	207,193	3,685,851	295,251	5,204,536
Class R3	300,015	5,196,565	279,757	4,940,411
Class R4	24,808	437,105	68,795	1,295,008
	3,831,123	$66,804,265	6,734,483	$118,961,806
Shares issued to shareholders in reinvestment of distributions
Class A	191,573	$3,293,136	208,104	$3,596,038
Class I	6,214	110,986	5,580	100,211
Class R1	—	—	158	2,507
Class R2	2,967	50,059	3,668	62,246
Class R3	12,826	219,845	12,054	207,933
Class R4	709	12,243	235	4,074
	214,289	$3,686,269	229,799	$3,973,009
Shares reacquired
Class A	(3,174,995)	$(55,685,269)	(6,918,023)	$(122,403,344)
Class B	(572,888)	(9,246,378)	(1,380,083)	(22,465,178)
Class C	(324,449)	(5,266,037)	(801,075)	(12,922,008)
Class I	(143,649)	(2,700,452)	(541,304)	(9,296,042)
Class R1	(28,219)	(462,385)	(89,561)	(1,472,688)
Class R2	(161,468)	(2,784,911)	(302,300)	(5,273,008)
Class R3	(126,880)	(2,217,232)	(232,254)	(4,077,179)
Class R4	(10,245)	(186,185)	(17,827)	(328,247)
	(4,542,793)	$(78,548,849)	(10,282,427)	$(178,237,694)
Net change
Class A	(153,382)	$(2,664,698)	(1,823,105)	$(31,742,174)
Class B	(394,490)	(6,365,509)	(998,102)	(16,194,299)
Class C	(170,824)	(2,802,890)	(469,639)	(7,516,966)
Class I	(23,733)	(539,286)	(107,558)	(1,420,927)
Class R1	(4,877)	(99,272)	(27,120)	(464,287)
Class R2	48,692	950,999	(3,381)	(6,226)
Class R3	185,961	3,199,178	59,557	1,071,165
Class R4	15,272	263,163	51,203	970,835
	(497,381)	$(8,058,315)	(3,318,145)	$(55,302,879)

39

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2012, the fund’s commitment fee and interest expense were $3,001 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,313,349	66,597,461	(64,324,277)	10,586,533

Underlying Affiliated Funds	Realized Gain(Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,452	$10,586,533

40

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

41

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

42

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Global Leaders Fund

SEMIANNUAL REPORT

February 29, 2012

GLD-SEM

MFS® GLOBAL LEADERS FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.8%
Target Corp.	3.7%
Groupe Danone	3.7%
Li & Fung Ltd.	3.5%
Walt Disney Co.	3.5%
Apple, Inc.	3.4%
Schneider Electric S.A.	3.3%
Publicis Groupe S.A.	3.3%
Anheuser-Busch InBev N.V.	3.2%
Diageo PLC	3.1%

Equity sectors
Consumer Staples	35.3%
Retailing	25.3%
Leisure	17.0%
Technology	6.1%
Industrial Goods & Services	5.2%
Financial Services	5.1%
Basic Materials	2.9%
Special Products & Services	1.9%

Issuer country weightings (x)
United States	37.4%
France	15.9%
Switzerland	10.8%
United Kingdom	10.4%
China	6.1%
Netherlands	5.6%
Japan	5.3%
Hong Kong	3.5%
Belgium	3.2%
Other Countries	1.8%

Currency exposure weightings (y)
United States Dollar	37.4%
Euro	26.5%
Swiss Franc	10.8%
British Pound Sterling	10.4%
Hong Kong Dollar	9.6%
Japanese Yen	5.3%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 2/29/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 28, 2011 through February 29, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 28, 2011 through February 29, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/28/11	Ending Account Value 2/29/12	Expenses Paid During Period (p) 9/28/11-2/29/12
A	Actual	1.45%	$1,000.00	$1,147.00	$6.59
	Hypothetical (h)	1.45%	$1,000.00	$1,017.65	$7.27
B	Actual	2.20%	$1,000.00	$1,143.00	$9.98
	Hypothetical (h)	2.20%	$1,000.00	$1,013.92	$11.02
C	Actual	2.20%	$1,000.00	$1,143.00	$9.98
	Hypothetical (h)	2.20%	$1,000.00	$1,013.92	$11.02
I	Actual	1.20%	$1,000.00	$1,148.00	$5.46
	Hypothetical (h)	1.20%	$1,000.00	$1,018.90	$6.02

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended February 29, 2012. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, September 28, 2011, through the period end, February 29, 2012.

4

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 11.4%
Anheuser-Busch InBev N.V.	1,168	$78,460
Diageo PLC	3,181	76,087
Heineken N.V.	1,353	71,437
SABMiller PLC	1,280	51,876

		$277,860
Apparel Manufacturers - 11.6%
Compagnie Financiere Richemont S.A.	823	$50,533
Li & Fung Ltd.	38,000	86,446
LVMH Moet Hennessy Louis Vuitton S.A.	432	72,692
NIKE, Inc., “B”	679	73,278

		$282,949
Broadcasting - 12.3%
Nippon Television Network Corp.	440	$65,233
Publicis Groupe S.A.	1,450	79,331
Viacom, Inc., “B”	1,503	71,573
Walt Disney Co.	2,017	84,694

		$300,831
Business Services - 1.9%
Accenture PLC, “A”	785	$46,739

Chemicals - 2.9%
3M Co.	814	$71,306

Computer Software - 2.7%
Dassault Systems S.A.	783	$65,012

Computer Software - Systems - 3.4%
Apple, Inc. (a)	151	$81,908

Consumer Products - 7.5%
Hengan International Group Co. Ltd.	8,000	$72,205
Procter & Gamble Co.	979	66,102
Reckitt Benckiser Group PLC	803	44,457

		$182,764

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 3.3%
Schneider Electric S.A.	1,194	$81,145

Food & Beverages - 13.2%
Groupe Danone	1,341	$90,724
Nestle S.A.	1,501	91,749
Unilever N.V.	1,956	64,967
Want Want China Holdings Ltd.	76,000	75,645

		$323,085
Food & Drug Stores - 2.7%
Lawson, Inc.	1,100	$64,682

Gaming & Lodging - 2.3%
InterContinental Hotels Group PLC	2,482	$56,623

General Merchandise - 3.7%
Target Corp.	1,610	$91,271

Machinery & Tools - 1.9%
Schindler Holding AG	378	$45,960

Major Banks - 3.0%
Julius Baer Group Ltd.	1,895	$74,254

Other Banks & Diversified Financials - 2.1%
Visa, Inc., “A”	440	$51,203

Restaurants - 2.4%
McDonald’s Corp.	581	$57,682

Specialty Stores - 7.3%
Industria de Diseno Textil S.A.	463	$42,754
Tiffany & Co.	963	62,605
Urban Outfitters, Inc. (a)	2,522	71,600

		$176,959
Tobacco - 3.2%
Imperial Tobacco Group PLC	615	$24,372
Philip Morris International, Inc.	630	52,618

		$76,990
Total Common Stocks (Identified Cost, $2,101,888)		$2,409,223

6

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.9%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	46,845	$46,845
Total Investments (Identified Cost, $2,148,733)		$2,456,068

Other Assets, Less Liabilities - (0.7)%		(16,745)
Net Assets - 100.0%		$2,439,323

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,101,888)	$2,409,223
Underlying affiliated funds, at cost and value	46,845
Total investments, at value (identified cost, $2,148,733)	$2,456,068
Receivables for
Dividends	4,917
Other assets	121
Total assets	$2,461,106
Liabilities
Payable to affiliates
Investment adviser	$2,401
Shareholder servicing costs	1,060
Distribution and service fees	16
Payable for independent Trustees’ compensation	271
Accrued expenses and other liabilities	18,035
Total liabilities	$21,783
Net assets	$2,439,323
Net assets consist of
Paid-in capital	$2,125,000
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	307,343
Accumulated net realized gain (loss) on investments and foreign currency transactions	6,568
Undistributed net investment income	412
Net assets	$2,439,323
Shares of beneficial interest outstanding	212,530

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$143,738	12,530	$11.47
Class B	114,342	10,000	11.43
Class C	114,342	10,000	11.43
Class I	2,066,901	180,000	11.48

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.17 [100 / 94.25 x $11.47]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF OPERATIONS

Period ended 2/29/12 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$13,253
Dividends from underlying affiliated funds	22
Foreign taxes withheld	(433)
Total investment income	$12,842
Expenses
Management fee	$8,559
Distribution and service fees	1,034
Shareholder servicing costs	1,987
Administrative services fee	7,411
Independent Trustees’ compensation	429
Custodian fee	5,081
Shareholder communications	1,823
Audit and tax fees	12,495
Legal fees	501
Registration fees	3,719
Miscellaneous	3,854
Total expenses	$46,893
Reduction of expenses by investment adviser	(34,463)
Net expenses	$12,430
Net investment income	$412
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$6,656
Foreign currency transactions	(88)
Net realized gain (loss) on investments and foreign currency transactions	$6,568
Change in unrealized appreciation (depreciation)
Investments	$307,335
Translation of assets and liabilities in foreign currencies	8
Net unrealized gain (loss) on investments and foreign currency translation	$307,343
Net realized and unrealized gain (loss) on investments and foreign currency	$313,911
Change in net assets from operations	$314,323

(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 2/29/12 (c) (unaudited)
From operations
Net investment income	$412
Net realized gain (loss) on investments and foreign currency transactions	6,568
Net unrealized gain (loss) on investments and foreign currency translation	307,343
Change in net assets from operations	$314,323
Change in net assets from fund share transactions	$2,125,000
Total change in net assets	$2,439,323
Net assets
At end of period (including undistributed net investment income of $412)	$2,439,323

(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.

See Notes to Financial Statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 2/29/12 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.47
Total from investment operations	$1.47
Net asset value, end of period (x)	$11.47
Total return (%) (r)(s)(t)(x)	14.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.07	(a)
Expenses after expense reductions (f)	1.45	(a)
Net investment loss	(0.11	)(a)
Portfolio turnover	3
Net assets at end of period (000 omitted)	$144

Class B	Period ended 2/29/12 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.47
Total from investment operations	$1.43
Net asset value, end of period (x)	$11.43
Total return (%) (r)(s)(t)(x)	14.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.83	(a)
Expenses after expense reductions (f)	2.20	(a)
Net investment loss	(0.85	)(a)
Portfolio turnover	3
Net assets at end of period (000 omitted)	$114

See Notes to Financial Statements

11

Financial Highlights – continued

Class C	Period ended 2/29/12 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.47
Total from investment operations	$1.43
Net asset value, end of period (x)	$11.43
Total return (%) (r)(s)(t)(x)	14.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.83	(a)
Expenses after expense reductions (f)	2.20	(a)
Net investment loss	(0.85	)(a)
Portfolio turnover	3
Net assets at end of period (000 omitted)	$114

See Notes to Financial Statements

12

Financial Highlights – continued

Class I	Period ended 2/29/12 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.47
Total from investment operations	$1.48
Net asset value, end of period (x)	$11.48
Total return (%) (r)(s)(x)	14.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.82	(a)
Expenses after expense reductions (f)	1.20	(a)
Net investment income	0.15	(a)
Portfolio turnover	3
Net assets at end of period (000 omitted)	$2,067

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Leaders Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be

14

Notes to Financial Statements (unaudited) – continued

valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

15

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$882,578	$—	$—	$882,578
France	388,904	—	—	388,904
Switzerland	262,497	—	—	262,497
United Kingdom	253,415	—	—	253,415
China	75,645	72,205	—	147,850
Netherlands	136,404	—	—	136,404
Japan	64,682	65,233	—	129,915
Hong Kong	—	86,446	—	86,446
Belgium	78,460	—	—	78,460
Other Countries	42,754	—	—	42,754
Mutual Funds	46,845	—	—	46,845
Total Investments	$2,232,184	$223,884	$—	$2,456,068

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

16

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the period ended February 29, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions

17

Notes to Financial Statements (unaudited) – continued

for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/12
Cost of investments	$2,148,733
Gross appreciation	311,991
Gross depreciation	(4,656)
Net unrealized appreciation (depreciation)	$307,335

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 million	0.65%

The management fee incurred for the period ended February 29, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I
1.45%	2.20%	2.20%	1.20%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2012. For the period ended February 29, 2012, this reduction amounted to $34,461 and is reflected as a reduction of total expenses in the Statement of Operations.

18

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the period ended February 29, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$140
Class B	0.75%	0.25%	1.00%	1.00%	447
Class C	0.75%	0.25%	1.00%	1.00%	447
Total Distribution and Service Fees					$1,034

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended February 29, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the period ended February 29, 2012, there were no charges on any of the classes.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended February 29, 2012, the fee was $916, which equated to 0.0964% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended February 29, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,071.

19

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended February 29, 2012 was equivalent to an annual effective rate of 0.7797% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended February 29, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $10 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 28, 2011, MFS purchased 10,000 shares each of Class A, Class B, and Class C and 180,000 shares of Class I for an aggregate amount of $2,100,000. At February 29, 2012, MFS was the sole shareholder of Class B, Class C, and Class I.

20

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $2,168,602 and $73,371, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 2/29/12 (c)
	Shares	Amount
Shares sold
Class A	12,530	$125,000
Class B	10,000	100,000
Class C	10,000	100,000
Class I	180,000	1,800,000
	212,530	$2,125,000
Net change
Class A	12,530	$125,000
Class B	10,000	100,000
Class C	10,000	100,000
Class I	180,000	1,800,000
	212,530	$2,125,000

(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.

(6)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,142,210	(2,095,365)	46,845

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22	$46,845

21

Notes to Financial Statements (unaudited) – continued

(7)	Subsequent Event

Effective March 29, 2012, the fund participates, along with certain other funds managed by MFS in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter.

22

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June 2011 and July 2011, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Analytical Services, Inc. (“Lipper”), an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), and (ii) information as to whether and to what extent expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2011 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions to be performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information

23

Board Approval of Investment Advisory Agreement – continued

regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.

The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval. In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper (which takes into account any proposed fee reductions or expense limitations for the Fund). The Trustees considered that, according to the Lipper data, the Fund’s effective advisory fee rate and total expense ratio would each be lower than the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s proposed advisory fee schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the proposed breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

24

Board Approval of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial, Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s Agreement should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

25

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 will be available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

26

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® New Discovery Fund

SEMIANNUAL REPORT

February 29, 2012

NDF-SEM

MFS® NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cabot Oil & Gas Corp.	2.7%
HomeAway, Inc.	2.4%
Range Resources Corp.	1.8%
Green Mountain Coffee Roasters, Inc.	1.7%
United Rentals, Inc.	1.5%
Brookdale Senior Living, Inc.	1.5%
Cerner Corp.	1.5%
Nuance Communications, Inc.	1.5%
Pulte Homes, Inc.	1.4%
Swift Transportation Co.	1.4%

Equity sectors
Technology	24.0%
Health Care	20.6%
Industrial Goods & Services	10.1%
Special Products & Services	8.5%
Energy	8.5%
Transportation	6.3%
Retailing	5.3%
Autos & Housing	4.3%
Basic Materials	3.5%
Financial Services	3.4%
Leisure	3.1%
Consumer Staples	2.1%

Percentages are based on net assets as of 2/29/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2011 through February 29, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011 through February 29, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/11	Ending Account Value 2/29/12	Expenses Paid During Period (p) 9/01/11-2/29/12
A	Actual	1.33%	$1,000.00	$1,086.86	$6.90
	Hypothetical (h)	1.33%	$1,000.00	$1,018.25	$6.67
B	Actual	2.09%	$1,000.00	$1,082.86	$10.82
	Hypothetical (h)	2.09%	$1,000.00	$1,014.47	$10.47
C	Actual	2.09%	$1,000.00	$1,082.22	$10.82
	Hypothetical (h)	2.09%	$1,000.00	$1,014.47	$10.47
I	Actual	1.09%	$1,000.00	$1,087.80	$5.66
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47
R1	Actual	2.09%	$1,000.00	$1,082.09	$10.82
	Hypothetical (h)	2.09%	$1,000.00	$1,014.47	$10.47
R2	Actual	1.59%	$1,000.00	$1,085.15	$8.24
	Hypothetical (h)	1.59%	$1,000.00	$1,016.96	$7.97
R3	Actual	1.34%	$1,000.00	$1,086.36	$6.95
	Hypothetical (h)	1.34%	$1,000.00	$1,018.20	$6.72
R4	Actual	1.09%	$1,000.00	$1,087.49	$5.66
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47
529A	Actual	1.39%	$1,000.00	$1,085.71	$7.21
	Hypothetical (h)	1.39%	$1,000.00	$1,017.95	$6.97
529B	Actual	2.14%	$1,000.00	$1,082.42	$11.08
	Hypothetical (h)	2.14%	$1,000.00	$1,014.22	$10.72
529C	Actual	2.14%	$1,000.00	$1,082.37	$11.08
	Hypothetical (h)	2.14%	$1,000.00	$1,014.22	$10.72

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the six month period, the annualized expense ratios would have been 1.39% for Class A shares, 2.15% for Class B, Class C and Class R1 shares, 1.15% for Class I and R4 shares, 1.65% for Class R2 shares, 1.40% for Class R3 shares, 1.45% for Class 529A shares and 2.20% for Class 529B and Class 529C shares; the actual expenses paid during the period would have been approximately $7.21 for Class A shares, $11.13 for Class B, Class C and Class R1 shares, $5.97 for Class I and R4 shares, $8.55 for Class R2 shares, $7.26 for Class R3 shares, $7.52 for Class 529A shares and $11.39 for Class 529B and 529C shares; and the hypothetical expenses paid during the period would have been approximately $6.97 for Class A shares, $10.77 for Class B, Class C and Class R1 shares, $5.77 for Class I and R4 shares, $8.27 for Class R2 shares, $7.02 for Class R3 shares, $7.27 for Class 529A shares and $11.02 for Class 529B and 529C shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.7%
Issuer	Shares/Par	Value ($)

Aerospace - 0.5%
Kaman Corp.	167,581	$5,779,869

Airlines - 2.6%
Allegiant Travel Co. (a)	165,907	$8,292,032
Spirit Airlines, Inc. (a)	776,769	15,170,299
United Continental Holdings, Inc. (a)	458,210	9,462,037

		$32,924,368
Apparel Manufacturers - 0.8%
Arezzo Industria e Comercio S.A.	561,010	$10,450,843

Biotechnology - 1.8%
Anacor Pharmaceuticals, Inc. (a)	479,349	$2,847,333
Cepheid, Inc. (a)	236,510	9,552,639
Gen-Probe, Inc. (a)	130,868	8,935,667
NewLink Genetics Corp. (a)	75,610	639,661

		$21,975,300
Business Services - 4.9%
Calix, Inc. (a)	1,252,914	$11,326,343
Constant Contact, Inc. (a)	279,325	8,446,788
FleetCor Technologies, Inc. (a)	427,150	15,817,365
Jones Lang LaSalle, Inc.	198,563	16,165,014
LPS Brasil - Consultoria de Imoveis S.A.	142,400	2,893,193
Multiplus S.A.	330,464	6,656,427

		$61,305,130
Computer Software - 5.2%
Ariba, Inc. (a)	208,925	$6,574,870
Check Point Software Technologies Ltd. (a)	157,480	9,159,037
NetSuite, Inc. (a)	117,609	5,609,949
Nuance Communications, Inc. (a)	712,367	18,464,553
Red Hat, Inc. (a)	197,378	9,762,316
SolarWinds, Inc. (a)	415,951	15,498,334

		$65,069,059
Computer Software - Systems - 6.2%
Aruba Networks, Inc. (a)	584,749	$12,624,731

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Fusion-io, Inc. (a)	127,371	$3,477,228
National Instruments Corp.	351,990	9,362,934
PROS Holdings, Inc. (a)	415,760	7,288,273
Qlik Technologies, Inc. (a)	373,195	11,296,613
SciQuest, Inc. (a)	867,370	13,053,919
ServiceSource International, Inc. (a)	493,409	8,289,271
Tangoe, Inc. (a)	646,041	12,106,808

		$77,499,777
Construction - 4.3%
Beacon Roofing Supply, Inc. (a)	374,858	$8,839,152
Eagle Materials, Inc.	464,529	14,576,920
NVR, Inc. (a)	17,839	12,344,588
Pulte Homes, Inc. (a)	2,025,286	17,863,023

		$53,623,683
Consumer Products - 0.4%
L’Occitane International S.A.	2,304,500	$5,420,368

Consumer Services - 3.6%
Anhanguera Educacional Participacoes S.A.	870,400	$11,439,760
HomeAway, Inc. (a)(l)	1,138,740	30,153,835
MakeMyTrip Ltd. (a)	122,627	2,821,647

		$44,415,242
Electrical Equipment - 1.7%
MSC Industrial Direct Co., Inc., “A”	110,098	$8,742,882
Sensata Technologies Holding B.V. (a)	399,987	12,959,579

		$21,702,461
Electronics - 6.1%
CEVA, Inc. (a)	381,948	$9,415,018
Entegris, Inc. (a)	774,504	7,001,516
Monolithic Power Systems, Inc. (a)	888,052	16,508,887
Semtech Corp. (a)	302,279	8,678,430
Stratasys, Inc. (a)	194,784	7,175,843
Ultratech, Inc. (a)	323,833	8,811,496
Universal Display Corp. (a)	76,527	3,161,330
Veeco Instruments, Inc. (a)	550,487	14,885,168

		$75,637,688
Energy - Independent - 6.6%
Cabot Oil & Gas Corp.	976,414	$34,057,320

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Celtic Exploration Ltd. (a)	187,412	$3,434,008
Pinecrest Energy, Inc. (a)	2,584,191	8,670,993
Range Resources Corp.	350,754	22,336,015
WPX Energy, Inc. (a)	737,525	13,393,454

		$81,891,790
Entertainment - 0.8%
Six Flags Entertainment Corp.	216,760	$9,810,558

Food & Beverages - 1.7%
Green Mountain Coffee Roasters, Inc. (a)	326,505	$21,213,030

Food & Drug Stores - 0.1%
Sun Art Retail Group Ltd. (a)	988,500	$1,316,162

Gaming & Lodging - 0.4%
Morgans Hotel Group Co. (a)	857,715	$4,400,078

General Merchandise - 0.5%
Lojas Renner S.A.	152,300	$5,798,442

Health Maintenance Organizations - 0.4%
OdontoPrev S.A.	271,000	$4,718,533

Insurance - 1.2%
Brazil Insurance Participacoes e Administracao S.A.	1,307,620	$15,533,817

Internet - 1.2%
LogMeIn, Inc. (a)	144,343	$5,320,483
QuinStreet, Inc. (a)	880,172	9,197,797

		$14,518,280
Machinery & Tools - 7.9%
Douglas Dynamics, Inc.	218,986	$2,846,818
Finning International, Inc.	331,187	9,626,498
Herman Miller, Inc.	693,925	14,572,425
IPG Photonics Corp. (a)	209,382	11,019,775
Joy Global, Inc.	121,016	10,523,551
Kennametal, Inc.	136,900	6,306,983
Polypore International, Inc. (a)	257,103	10,572,075
United Rentals, Inc. (a)	455,242	18,974,487
WABCO Holdings, Inc. (a)	226,877	13,496,913

		$97,939,525

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 7.2%
Advisory Board Co. (a)	128,668	$10,414,388
Air Methods Corp. (a)	122,645	11,066,258
Brookdale Senior Living, Inc. (a)	994,020	18,528,533
Cerner Corp. (a)	250,478	18,492,791
Diagnosticos da America S.A.	593,300	5,527,908
Fleury S.A.	437,800	6,243,542
Healthcare Services Group, Inc.	465,083	9,059,817
HealthStream, Inc. (a)	126,230	2,578,879
IPC The Hospitalist Co., Inc. (a)	213,653	7,770,560

		$89,682,676
Medical Equipment - 10.4%
Align Technology, Inc. (a)	385,114	$9,862,770
Conceptus, Inc. (a)	969,005	13,052,497
DexCom, Inc. (a)	828,438	8,938,846
Endologix, Inc. (a)	1,167,044	15,439,992
Essilor International S.A.	110,503	8,798,052
Heartware International, Inc. (a)	64,801	4,747,321
Masimo Corp. (a)	562,952	12,272,354
NxStage Medical, Inc. (a)	699,184	13,983,680
Sirona Dental Systems, Inc. (a)	188,690	9,415,631
Sonova Holding AG	79,862	8,915,731
Thoratec Corp. (a)	154,983	5,346,914
Uroplasty, Inc. (a)(h)	1,221,293	3,370,769
Volcano Corp. (a)	530,172	14,860,721

		$129,005,278
Metals & Mining - 1.7%
Globe Specialty Metals, Inc.	885,298	$12,588,938
Molycorp, Inc. (a)(l)	355,166	8,772,600

		$21,361,538
Network & Telecom - 5.3%
Acme Packet, Inc. (a)	379,538	$11,568,318
F5 Networks, Inc. (a)	108,595	13,570,031
Fortinet, Inc. (a)	598,300	16,184,015
Polycom, Inc. (a)	585,215	12,084,690
Riverbed Technology, Inc. (a)	441,768	12,577,135

		$65,984,189
Oil Services - 1.9%
Atwood Oceanics, Inc. (a)	189,959	$9,034,450

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
Dresser-Rand Group, Inc. (a)	277,394	$14,568,733

		$23,603,183
Other Banks & Diversified Financials - 2.2%
Air Lease Corp. (a)	344,136	$8,462,304
First Niagara Financial Group, Inc.	638,179	6,100,991
First Republic Bank (a)	306,670	9,197,033
Zipcar, Inc. (a)(l)	322,995	4,202,165

		$27,962,493
Pharmaceuticals - 0.8%
Perrigo Co.	100,920	$10,400,815

Precious Metals & Minerals - 0.5%
Colossus Minerals, Inc. (a)	830,335	$5,882,711

Railroad & Shipping - 0.7%
Diana Shipping, Inc. (a)	999,438	$9,134,863

Restaurants - 1.9%
Arcos Dorados Holdings, Inc.	676,778	$14,225,874
Dunkin Brands Group, Inc. (a)	314,005	9,118,705

		$23,344,579
Specialty Chemicals - 1.3%
Ecosynthetix, Inc. (a)(z)	344,420	$1,730,019
Rockwood Holdings, Inc. (a)	275,669	14,679,374

		$16,409,393
Specialty Stores - 3.9%
Citi Trends, Inc. (a)(h)	1,031,353	$11,179,867
Ethan Allen Interiors, Inc.	251,284	6,344,915
Francesca’s Holdings Corp. (a)	535,184	12,282,473
Monro Muffler Brake, Inc.	140,163	6,429,277
Urban Outfitters, Inc. (a)	426,288	12,102,316

		$48,338,848
Trucking - 3.0%
Atlas Air Worldwide Holdings, Inc. (a)	323,643	$13,793,665
Landstar System, Inc.	119,341	6,451,574
Swift Transportation Co. (a)	1,479,190	17,336,107

		$37,581,346
Total Common Stocks (Identified Cost, $1,124,527,946)		$1,241,635,915

9

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $155,725) (a)(z)	$6.57	5/08/07	110,880	$0

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)			8,544,965	$8,544,965

Collateral for Securities Loaned - 1.2%
Navigator Securities Lending Prime Portfolio, 0.30%, at Cost and Value (j)			14,572,685	$14,572,685
Total Investments (Identified Cost, $1,147,801,321)				$1,264,753,565

Other Assets, Less Liabilities - (1.6)%				(19,513,854)
Net Assets - 100.0%				$1,245,239,711

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Castle Brands, Inc. (warrants)	4/18/07	$155,725	$0
Ecosynthetix, Inc.	7/28/11	3,257,611	1,730,019
Total Restricted Securities			$1,730,019
% of Net Assets			0.1%

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,106,556,874)	$1,241,657,964
Underlying affiliated funds, at cost and value	8,544,965
Other affiliated issuers, at value (identified cost, $32,699,482)	14,550,636
Total investments, at value, including $13,927,804 of securities on loan (identified cost, $1,147,801,321)	$1,264,753,565
Receivables for
Investments sold	2,893,429
Fund shares sold	2,847,228
Interest and dividends	484,414
Other assets	11,564
Total assets	$1,270,990,200
Liabilities
Payable to custodian	$202,134
Payables for
Investments purchased	7,640,557
Fund shares reacquired	2,646,250
Collateral for securities loaned, at value	14,572,685
Payable to affiliates
Investment adviser	88,353
Shareholder servicing costs	474,740
Distribution and service fees	16,931
Program manager fees	12
Payable for independent Trustees’ compensation	6,428
Accrued expenses and other liabilities	102,399
Total liabilities	$25,750,489
Net assets	$1,245,239,711
Net assets consist of
Paid-in capital	$1,272,193,213
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	116,954,314
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(139,128,201)
Accumulated net investment loss	(4,779,615)
Net assets	$1,245,239,711
Shares of beneficial interest outstanding	62,153,805

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$554,399,098	27,795,668	$19.95
Class B	31,845,259	1,788,507	17.81
Class C	97,455,088	5,464,839	17.83
Class I	334,649,499	15,773,866	21.22
Class R1	7,530,661	425,114	17.71
Class R2	32,021,383	1,656,295	19.33
Class R3	49,214,845	2,469,269	19.93
Class R4	133,938,469	6,558,859	20.42
Class 529A	3,119,727	160,119	19.48
Class 529B	224,459	12,911	17.39
Class 529C	841,223	48,358	17.40

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $21.17 [100 / 94.25 x $19.95] and $20.67 [100 / 94.25 x $19.48], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$2,320,260
Income on securities loaned	675,064
Dividends from underlying affiliated funds	1,774
Foreign taxes withheld	(46,596)
Total investment income	$2,950,502
Expenses
Management fee	$5,191,885
Distribution and service fees	1,452,183
Program manager fees	1,848
Shareholder servicing costs	1,078,585
Administrative services fee	92,343
Independent Trustees’ compensation	15,596
Custodian fee	102,960
Shareholder communications	41,201
Audit and tax fees	35,730
Legal fees	9,679
Miscellaneous	116,937
Total expenses	$8,138,947
Fees paid indirectly	(74)
Reduction of expenses by investment adviser and distributor	(415,361)
Net expenses	$7,723,512
Net investment loss	$(4,773,010)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investments transactions:
Non-affiliated issuers	$(107,439,025)
Other affiliated issuers	(3,276,043)
Foreign currency transactions	(456,218)
Net realized gain (loss) on investments and foreign currency transactions	$(111,171,286)
Change in unrealized appreciation (depreciation)
Investments	$210,980,759
Translation of assets and liabilities in foreign currencies	252
Net unrealized gain (loss) on investments and foreign currency translation	$210,981,011
Net realized and unrealized gain (loss) on investments and foreign currency	$99,809,725
Change in net assets from operations	$95,036,715

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/12 (unaudited)	Year ended 8/31/11
From operations
Net investment loss	$(4,773,010)	$(10,876,935)
Net realized gain (loss) on investments and foreign currency transactions	(111,171,286)	327,986,207
Net unrealized gain (loss) on investments and foreign currency translation	210,981,011	(137,592,645)
Change in net assets from operations	$95,036,715	$179,516,627
Distributions declared to shareholders
From net realized gain on investments	$(208,715,401)	$(61,172,098)
Change in net assets from fund share transactions	$137,821,250	$359,488,004
Total change in net assets	$24,142,564	$477,832,533
Net assets
At beginning of period	1,221,097,147	743,264,614
At end of period (including accumulated net investment loss of $4,779,615 and $6,605, respectively)	$1,245,239,711	$1,221,097,147

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class A			2011	2010	2009		2008	2007

Net asset value, beginning of period	$22.63		$19.03	$16.22	$17.96		$20.48	$16.96
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.22)	$(0.17)	$(0.13)		$(0.16)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	1.50		5.23	2.98	(1.61	)(g)	(1.70)	3.68
Total from investment operations	$1.42		$5.01	$2.81	$(1.74)		$(1.86)	$3.52
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)		$(1.41)	$—	$—		$(0.66)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period (x)	$19.95		$22.63	$19.03	$16.22		$17.96	$20.48
Total return (%) (r)(s)(t)(x)	8.69	(n)	26.13	17.32	(9.69)		(9.31)	20.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.40	1.51	1.70		1.61	1.57
Expenses after expense reductions (f)	1.33	(a)	1.30	1.41	1.60		1.51	1.47
Net investment loss	(0.82	)(a)	(0.90)	(0.92)	(1.05)		(0.86)	(1.04)
Portfolio turnover	68		205	167	150		95	94
Net assets at end of period (000 omitted)	$554,399		$626,258	$338,380	$248,658		$282,079	$395,993

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class B			2011	2010	2009		2008	2007

Net asset value, beginning of period	$20.73		$17.65	$15.16	$16.90		$19.44	$16.20
Income (loss) from investment operations
Net investment loss (d)	$(0.14)		$(0.37)	$(0.29)	$(0.21)		$(0.27)	$(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	1.32		4.86	2.78	(1.53	)(g)	(1.61)	3.49
Total from investment operations	$1.18		$4.49	$2.49	$(1.74)		$(1.88)	$3.24
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)		$(1.41)	$—	$—		$(0.66)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period (x)	$17.81		$20.73	$17.65	$15.16		$16.90	$19.44
Total return (%) (r)(s)(t)(x)	8.29	(n)	25.18	16.42	(10.30)		(9.92)	20.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	(a)	2.15	2.26	2.41		2.27	2.22
Expenses after expense reductions (f)	2.09	(a)	2.05	2.16	2.30		2.17	2.12
Net investment loss	(1.58	)(a)	(1.65)	(1.67)	(1.76)		(1.53)	(1.69)
Portfolio turnover	68		205	167	150		95	94
Net assets at end of period (000 omitted)	$31,845		$33,037	$26,777	$27,582		$38,724	$91,922

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class C			2011	2010	2009		2008	2007

Net asset value, beginning of period	$20.76		$17.67	$15.18	$16.93		$19.46	$16.22
Income (loss) from investment operations
Net investment loss (d)	$(0.14)		$(0.37)	$(0.30)	$(0.21)		$(0.27)	$(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	1.31		4.87	2.79	(1.54	)(g)	(1.60)	3.49
Total from investment operations	$1.17		$4.50	$2.49	$(1.75)		$(1.87)	$3.24
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)		$(1.41)	$—	$—		$(0.66)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period (x)	$17.83		$20.76	$17.67	$15.18		$16.93	$19.46
Total return (%) (r)(s)(t)(x)	8.22	(n)	25.21	16.40	(10.34)		(9.86)	19.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	(a)	2.15	2.26	2.40		2.26	2.22
Expenses after expense reductions (f)	2.09	(a)	2.05	2.16	2.30		2.16	2.12
Net investment loss	(1.58	)(a)	(1.65)	(1.67)	(1.75)		(1.51)	(1.69)
Portfolio turnover	68		205	167	150		95	94
Net assets at end of period (000 omitted)	$97,455		$95,479	$37,144	$25,431		$29,661	$42,296

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class I			2011	2010	2009		2008	2007

Net asset value, beginning of period	$23.77		$19.88	$16.91	$18.67		$21.19	$17.48
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.17)	$(0.13)	$(0.10)		$(0.10)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	1.61		5.47	3.10	(1.66	)(g)	(1.76)	3.82
Total from investment operations	$1.55		$5.30	$2.97	$(1.76)		$(1.86)	$3.71
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)		$(1.41)	$—	$—		$(0.66)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period (x)	$21.22		$23.77	$19.88	$16.91		$18.67	$21.19
Total return (%) (r)(s)(x)	8.83	(n)	26.48	17.56	(9.43)		(8.99)	21.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.15	1.26	1.35		1.26	1.22
Expenses after expense reductions (f)	1.09	(a)	1.05	1.16	1.25		1.16	1.12
Net investment loss	(0.58	)(a)	(0.65)	(0.67)	(0.71)		(0.51)	(0.69)
Portfolio turnover	68		205	167	150		95	94
Net assets at end of period (000 omitted)	$334,649		$323,848	$263,575	$238,410		$90,045	$100,245

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R1			2011	2010	2009		2008	2007

Net asset value, beginning of period	$20.65		$17.58	$15.10	$16.84		$19.37	$16.16
Income (loss) from investment operations
Net investment loss (d)	$(0.14)		$(0.37)	$(0.29)	$(0.21)		$(0.27)	$(0.26)
Net realized and unrealized gain (loss) on investments and foreign currency	1.30		4.85	2.77	(1.53	)(g)	(1.60)	3.47
Total from investment operations	$1.16		$4.48	$2.48	$(1.74)		$(1.87)	$3.21
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)		$(1.41)	$—	$—		$(0.66)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period (x)	$17.71		$20.65	$17.58	$15.10		$16.84	$19.37
Total return (%) (r)(s)(x)	8.21	(n)	25.22	16.42	(10.33)		(9.91)	19.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	(a)	2.15	2.26	2.40		2.30	2.37
Expenses after expense reductions (f)	2.09	(a)	2.05	2.16	2.30		2.20	2.22
Net investment loss	(1.58	)(a)	(1.65)	(1.67)	(1.76)		(1.54)	(1.79)
Portfolio turnover	68		205	167	150		95	94
Net assets at end of period (000 omitted)	$7,531		$6,904	$5,253	$4,217		$4,565	$2,609

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R2			2011	2010	2009		2008	2007

Net asset value, beginning of period	$22.09		$18.65	$15.94	$17.68		$20.21	$16.78
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.28)	$(0.22)	$(0.16)		$(0.19)	$(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	1.44		5.13	2.93	(1.58	)(g)	(1.68)	3.63
Total from investment operations	$1.34		$4.85	$2.71	$(1.74)		$(1.87)	$3.43
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)		$(1.41)	$—	$—		$(0.66)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period (x)	$19.33		$22.09	$18.65	$15.94		$17.68	$20.21
Total return (%) (r)(s)(x)	8.52	(n)	25.79	17.00	(9.84)		(9.48)	20.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.65	1.76	1.90		1.80	1.92
Expenses after expense reductions (f)	1.59	(a)	1.55	1.66	1.80		1.70	1.77
Net investment loss	(1.08	)(a)	(1.15)	(1.17)	(1.26)		(1.03)	(1.34)
Portfolio turnover	68		205	167	150		95	94
Net assets at end of period (000 omitted)	$32,021		$24,316	$13,125	$11,312		$13,675	$8,711
See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R3			2011	2010	2009		2008	2007

Net asset value, beginning of period	$22.62		$19.02	$16.22	$17.94		$20.45	$16.94
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.22)	$(0.18)	$(0.13)		$(0.15)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	1.49		5.23	2.98	(1.59	)(g)	(1.70)	3.68
Total from investment operations	$1.41		$5.01	$2.80	$(1.72)		$(1.85)	$3.51
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)		$(1.41)	$—	$—		$(0.66)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period (x)	$19.93		$22.62	$19.02	$16.22		$17.94	$20.45
Total return (%) (r)(s)(x)	8.64	(n)	26.14	17.26	(9.59)		(9.27)	20.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.40	1.51	1.65		1.57	1.62
Expenses after expense reductions (f)	1.34	(a)	1.30	1.41	1.55		1.47	1.52
Net investment loss	(0.84	)(a)	(0.90)	(0.93)	(1.00)		(0.82)	(1.09)
Portfolio turnover	68		205	167	150		95	94
Net assets at end of period (000 omitted)	$49,215		$28,966	$6,456	$3,492		$4,204	$4,654

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R4			2011	2010	2009		2008	2007

Net asset value, beginning of period	$23.04		$19.31	$16.42	$18.13		$20.60	$17.01
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.16)	$(0.13)	$(0.10)		$(0.10)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		5.30	3.02	(1.61	)(g)	(1.71)	3.71
Total from investment operations	$1.48		$5.14	$2.89	$(1.71)		$(1.81)	$3.59
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)		$(1.41)	$—	$—		$(0.66)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period (x)	$20.42		$23.04	$19.31	$16.42		$18.13	$20.60
Total return (%) (r)(s)(x)	8.80	(n)	26.43	17.60	(9.43)		(9.00)	21.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.15	1.26	1.40		1.30	1.32
Expenses after expense reductions (f)	1.09	(a)	1.05	1.16	1.30		1.20	1.22
Net investment loss	(0.57	)(a)	(0.66)	(0.67)	(0.76)		(0.55)	(0.79)
Portfolio turnover	68		205	167	150		95	94
Net assets at end of period (000 omitted)	$133,938		$78,534	$50,147	$42,974		$55,828	$67,212

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529A			2011	2010	2009		2008	2007

Net asset value, beginning of period	$22.22		$18.71	$15.97	$17.70		$20.23	$16.79
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.24)	$(0.19)	$(0.14)		$(0.19)	$(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency	1.45		5.16	2.93	(1.59	)(g)	(1.68)	3.65
Total from investment operations	$1.36		$4.92	$2.74	$(1.73)		$(1.87)	$3.44
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)		$(1.41)	$—	$—		$(0.66)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period (x)	$19.48		$22.22	$18.71	$15.97		$17.70	$20.23
Total return (%) (r)(s)(t)(x)	8.57	(n)	26.09	17.16	(9.77)		(9.48)	20.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.50	1.61	1.80		1.80	1.82
Expenses after expense reductions (f)	1.39	(a)	1.39	1.51	1.70		1.70	1.72
Net investment loss	(0.88	)(a)	(0.99)	(1.02)	(1.15)		(1.04)	(1.29)
Portfolio turnover	68		205	167	150		95	94
Net assets at end of period (000 omitted)	$3,120		$2,848	$1,735	$1,444		$1,568	$1,715

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529B			2011	2010	2009		2008	2007

Net asset value, beginning of period	$20.35		$17.36	$14.92	$16.65		$19.20	$16.03
Income (loss) from investment operations
Net investment loss (d)	$(0.14)		$(0.38)	$(0.31)	$(0.22)		$(0.29)	$(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency	1.28		4.78	2.75	(1.51	)(g)	(1.60)	3.45
Total from investment operations	$1.14		$4.40	$2.44	$(1.73)		$(1.89)	$3.17
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)		$(1.41)	$—	$—		$(0.66)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period (x)	$17.39		$20.35	$17.36	$14.92		$16.65	$19.20
Total return (%) (r)(s)(t)(x)	8.24	(n)	25.08	16.35	(10.39)		(10.10)	19.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	2.24	2.36	2.50		2.45	2.47
Expenses after expense reductions (f)	2.14	(a)	2.14	2.26	2.40		2.35	2.37
Net investment loss	(1.63	)(a)	(1.74)	(1.77)	(1.85)		(1.70)	(1.94)
Portfolio turnover	68		205	167	150		95	94
Net assets at end of period (000 omitted)	$224		$197	$204	$175		$212	$239

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529C			2011	2010	2009		2008	2007

Net asset value, beginning of period	$20.36		$17.36	$14.93	$16.66		$19.21	$16.04
Income (loss) from investment operations
Net investment loss (d)	$(0.14)		$(0.38)	$(0.31)	$(0.22)		$(0.29)	$(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency	1.28		4.79	2.74	(1.51	)(g)	(1.60)	3.45
Total from investment operations	$1.14		$4.41	$2.43	$(1.73)		$(1.89)	$3.17
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)		$(1.41)	$—	$—		$(0.66)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period (x)	$17.40		$20.36	$17.36	$14.93		$16.66	$19.21
Total return (%) (r)(s)(t)(x)	8.24	(n)	25.14	16.28	(10.38)		(10.10)	19.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	2.25	2.36	2.48		2.45	2.47
Expenses after expense reductions (f)	2.14	(a)	2.14	2.26	2.38		2.34	2.37
Net investment loss	(1.63	)(a)	(1.74)	(1.78)	(1.83)		(1.70)	(1.94)
Portfolio turnover	68		205	167	150		95	94
Net assets at end of period (000 omitted)	$841		$709	$469	$393		$299	$323

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS New Discovery Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued

26

Notes to Financial Statements (unaudited) – continued

on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

27

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,083,237,488	$0	$—	$1,083,237,488
Brazil	69,262,465	—	—	69,262,465
Canada	27,614,210	1,730,019	—	29,344,229
Virgin Islands GB	14,225,873	—	—	14,225,873
Israel	9,159,037	—	—	9,159,037
Greece	9,134,863	—	—	9,134,863
Switzerland	8,915,731	—	—	8,915,731
France	8,798,052	—	—	8,798,052
Luxembourg	—	5,420,368	—	5,420,368
Other Countries	2,821,647	1,316,162	—	4,137,809
Mutual Funds	23,117,650	—	—	23,117,650
Total Investments	$1,256,287,016	$8,466,549	$—	$1,264,753,565

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

28

Notes to Financial Statements (unaudited) – continued

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by

29

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended February 29, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/11
Ordinary income (including any short-term capital gains)	$39,099,017
Long-term capital gain	22,073,081
Total Distributions	$61,172,098

30

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/12
Cost of investments	$1,174,584,834
Gross appreciation	145,189,478
Gross depreciation	(55,020,747)
Net unrealized appreciation (depreciation)	$90,168,731

As of 8/31/11
Undistributed ordinary income	177,237,344
Undistributed long-term capital gain	30,304,655
Other temporary differences	(4,787)
Net unrealized appreciation (depreciation)	(120,812,028)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/29/12	Year ended 8/31/11
Class A	$99,420,130	$30,273,926
Class B	6,304,306	2,134,478
Class C	18,068,321	3,407,719
Class I	55,378,566	19,253,038
Class R1	1,433,390	438,284
Class R2	4,989,580	1,127,711
Class R3	7,142,920	626,131
Class R4	15,256,911	3,719,166
Class 529A	525,456	133,977
Class 529B	41,844	17,347
Class 529C	153,977	40,321
Total	$208,715,401	$61,172,098

31

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. Prior to January 1, 2012, the investment adviser had agreed in writing to reduce its management fee to 0.80% of average daily net assets for the first $1.5 billion and 0.75% of average daily net assets in excess of $1.5 billion. This written agreement terminated on December 31, 2011. Effective January 1, 2012, the investment adviser has agreed in writing to reduce its management fee to 0.80% of average daily net assets in excess of $1 billion up to $2.5 billion and 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2012. This management fee reduction amounted to $413,001, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.83% of the fund’s average daily net assets.

Also effective January 1, 2012, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class 529A	Class 529B	Class 529C
1.41%	2.16%	2.16%	1.16%	2.16%	1.66%	1.41%	1.16%	1.46%	2.21%	2.21%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2012. For the six months ended February 29, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $54,031 and $971 for the six months ended February 29, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a

32

Notes to Financial Statements (unaudited) – continued

service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$694,236
Class B	0.75%	0.25%	1.00%	1.00%	152,843
Class C	0.75%	0.25%	1.00%	1.00%	448,757
Class R1	0.75%	0.25%	1.00%	1.00%	34,603
Class R2	0.25%	0.25%	0.50%	0.50%	66,124
Class R3	—	0.25%	0.25%	0.25%	47,537
Class 529A	—	0.25%	0.25%	0.25%	3,457
Class 529B	0.75%	0.25%	1.00%	1.00%	989
Class 529C	0.75%	0.25%	1.00%	1.00%	3,637
Total Distribution and Service Fees					$1,452,183

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2012, were as follows:

Amount
Class A	$1,502
Class B	22,184
Class C	24,188
Class 529B	2
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. Effective July 1, 2011, MFD has agreed to waive 0.05% of this annual fee for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver

33

Notes to Financial Statements (unaudited) – continued

without a vote of the fund’s Board of Trustees. For the six months ended February 29, 2012, this waiver amounted to $925 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 29, 2012, were as follows:

	Fee	Waivers
Class 529A	$1,385	$693
Class 529B	99	50
Class 529C	364	182
Total Program Manager Fees and Waivers	$1,848	$925

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2012, the fee was $188,835, which equated to 0.0327% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $691,263.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 29, 2012, these costs for the fund amounted to $198,487 and are reflected in the shareholder servicing costs on the Statement of Operations. Effective January 1, 2012, the fund no longer pays any expenses under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an

34

Notes to Financial Statements (unaudited) – continued

annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $419 and is included in independent Trustees’ compensation for the six months ended February 29, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $6,124 at February 29, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 29, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,440 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,435, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is

35

Notes to Financial Statements (unaudited) – continued

included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $791,828,832 and $869,472,278, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,913,976	$118,662,194	17,980,977	$435,035,111
Class B	199,906	3,627,468	685,425	15,565,180
Class C	1,082,133	18,820,155	3,061,272	70,014,777
Class I	3,426,157	70,138,172	9,571,305	250,866,970
Class R1	68,581	1,282,185	152,556	3,452,935
Class R2	557,948	10,707,531	763,263	18,313,853
Class R3	1,190,614	23,212,519	1,158,793	29,025,298
Class R4	2,809,985	56,644,750	1,952,085	49,252,552
Class 529A	12,371	239,715	39,176	936,063
Class 529B	1,340	24,717	3,456	77,524
Class 529C	5,150	93,194	8,469	184,626
	15,268,161	$303,452,600	35,376,777	$872,724,889
Shares issued to shareholders in reinvestment of distributions
Class A	4,208,808	$74,032,927	1,157,796	$26,918,745
Class B	354,912	5,582,759	90,410	1,936,582
Class C	807,632	12,720,205	127,853	2,741,164
Class I	2,058,795	38,499,472	743,509	18,126,743
Class R1	91,590	1,433,390	20,548	438,284
Class R2	243,767	4,158,664	45,823	1,042,025
Class R3	406,309	7,142,920	26,942	626,131
Class R4	842,465	15,164,363	157,392	3,719,166
Class 529A	30,585	525,456	5,866	133,977
Class 529B	2,724	41,844	824	17,347
Class 529C	10,018	153,977	1,916	40,321
	9,057,605	$159,455,977	2,378,879	$55,740,485

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(9,997,550)	$(205,240,151)	(9,251,518)	$(225,719,683)
Class B	(359,796)	(6,423,657)	(699,681)	(15,599,715)
Class C	(1,024,375)	(18,611,790)	(691,887)	(15,355,021)
Class I	(3,332,906)	(70,074,704)	(9,948,139)	(260,949,267)
Class R1	(69,423)	(1,276,113)	(137,512)	(3,046,095)
Class R2	(245,992)	(4,947,300)	(412,463)	(9,900,939)
Class R3	(408,282)	(7,989,871)	(244,582)	(5,981,877)
Class R4	(501,636)	(10,267,591)	(1,298,770)	(31,987,386)
Class 529A	(11,047)	(213,259)	(9,548)	(234,040)
Class 529B	(833)	(14,372)	(6,348)	(145,103)
Class 529C	(1,649)	(28,519)	(2,578)	(58,244)
	(15,953,489)	$(325,087,327)	(22,703,026)	$(568,977,370)
Net change
Class A	125,234	$(12,545,030)	9,887,255	$236,234,173
Class B	195,022	2,786,570	76,154	1,902,047
Class C	865,390	12,928,570	2,497,238	57,400,920
Class I	2,152,046	38,562,940	366,675	8,044,446
Class R1	90,748	1,439,462	35,592	845,124
Class R2	555,723	9,918,895	396,623	9,454,939
Class R3	1,188,641	22,365,568	941,153	23,669,552
Class R4	3,150,814	61,541,522	810,707	20,984,332
Class 529A	31,909	551,912	35,494	836,000
Class 529B	3,231	52,189	(2,068)	(50,232)
Class 529C	13,519	218,652	7,807	166,703
	8,372,277	$137,821,250	15,052,630	$359,488,004

Class W shares were not available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 5%, 4%, 2%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2050 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

37

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2012, the fund’s commitment fee and interest expense were $4,828 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,947,281	200,445,254	(200,847,570)	8,544,965

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,774	$8,544,965

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,114,620	21,690	(104,957)	1,031,353
Uroplasty, Inc.	1,342,802	56,620	(178,129)	1,221,293

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$(2,626,408)	$—	$—	$11,179,867
Uroplasty, Inc.	(649,635)	—	—	3,370,769
	$(3,276,043)	$—	$—	$14,550,636

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

39

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Research International Fund

SEMIANNUAL REPORT

February 29, 2012

RIF-SEM

MFS® RESEARCH INTERNATIONAL FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	2.9%
Royal Dutch Shell PLC, “A”	2.8%
Roche Holding AG	2.3%
Standard Chartered PLC	2.2%
Bayer AG	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
Westpac Banking Corp.	1.8%
Barclays PLC	1.8%
Rio Tinto Ltd.	1.8%
Vodafone Group PLC	1.8%

Equity sectors
Financial Services	22.8%
Utilities & Communications	9.3%
Basic Materials	9.3%
Industrial Goods & Services	9.3%
Health Care	9.3%
Consumer Staples	9.0%
Energy	8.9%
Technology	5.1%
Autos & Housing	3.9%
Retailing	3.6%
Leisure	3.5%
Special Products & Services	3.2%
Transportation	1.8%

Issuer country weightings (x)
Japan	21.9%
United Kingdom	19.8%
Switzerland	9.6%
France	8.8%
Germany	8.0%
Netherlands	5.6%
Australia	3.9%
Hong Kong	3.8%
Brazil	2.6%
Other Countries	16.0%

Currency exposure weightings (y)
Euro	26.9%
Japanese Yen	21.9%
British Pound Sterling	19.8%
Swiss Franc	9.6%
Hong Kong Dollar	5.3%
Australian Dollar	3.9%
United States Dollar	3.3%
Brazilian Real	1.7%
Indian Rupee	1.6%
Other Currencies	6.0%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 2/29/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2011 through February 29, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011 through February 29, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/11	Ending Account Value 2/29/12	Expenses Paid During Period (p) 9/01/11-2/29/12
A	Actual	1.21%	$1,000.00	$1,020.92	$6.08
	Hypothetical (h)	1.21%	$1,000.00	$1,018.85	$6.07
B	Actual	1.96%	$1,000.00	$1,017.24	$9.83
	Hypothetical (h)	1.96%	$1,000.00	$1,015.12	$9.82
C	Actual	1.96%	$1,000.00	$1,017.24	$9.83
	Hypothetical (h)	1.96%	$1,000.00	$1,015.12	$9.82
I	Actual	0.96%	$1,000.00	$1,022.19	$4.83
	Hypothetical (h)	0.96%	$1,000.00	$1,020.09	$4.82
W	Actual	1.06%	$1,000.00	$1,022.18	$5.33
	Hypothetical (h)	1.06%	$1,000.00	$1,019.59	$5.32
R1	Actual	1.96%	$1,000.00	$1,017.02	$9.83
	Hypothetical (h)	1.96%	$1,000.00	$1,015.12	$9.82
R2	Actual	1.46%	$1,000.00	$1,019.59	$7.33
	Hypothetical (h)	1.46%	$1,000.00	$1,017.60	$7.32
R3	Actual	1.21%	$1,000.00	$1,021.65	$6.08
	Hypothetical (h)	1.21%	$1,000.00	$1,018.85	$6.07
R4	Actual	0.96%	$1,000.00	$1,022.19	$4.83
	Hypothetical (h)	0.96%	$1,000.00	$1,020.09	$4.82
529A	Actual	1.26%	$1,000.00	$1,020.80	$6.33
	Hypothetical (h)	1.26%	$1,000.00	$1,018.60	$6.32
529B	Actual	2.01%	$1,000.00	$1,017.20	$10.08
	Hypothetical (h)	2.01%	$1,000.00	$1,014.87	$10.07
529C	Actual	2.01%	$1,000.00	$1,016.70	$10.08
	Hypothetical (h)	2.01%	$1,000.00	$1,014.87	$10.07

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.0%
Issuer	Shares/Par	Value ($)

Aerospace - 0.9%
Rolls-Royce Holdings PLC	3,161,837	$40,945,557

Alcoholic Beverages - 1.6%
Heineken N.V.	1,426,236	$75,303,874

Apparel Manufacturers - 1.7%
Li & Fung Ltd.	14,884,000	$33,859,663
LVMH Moet Hennessy Louis Vuitton S.A.	272,515	45,855,942

		$79,715,605
Automotive - 3.9%
Bayerische Motoren Werke AG	695,129	$64,300,511
DENSO Corp.	1,240,900	41,110,885
GKN PLC	7,285,844	25,361,217
Honda Motor Co. Ltd.	1,351,400	51,575,174

		$182,347,787
Broadcasting - 1.6%
Nippon Television Network Corp.	222,560	$32,995,862
Publicis Groupe S.A.	768,474	42,043,887

		$75,039,749
Business Services - 2.7%
Amadeus IT Holding S.A.	883,670	$16,835,577
Cognizant Technology Solutions Corp., “A” (a)	355,300	25,208,535
Compass Group PLC	1,865,944	18,701,742
Mitsubishi Corp.	1,698,800	41,607,957
Nomura Research, Inc.	1,051,400	25,001,306

		$127,355,117
Chemicals - 0.5%
Nufarm Ltd. (a)	4,863,511	$24,489,580

Computer Software - 0.8%
Dassault Systems S.A.	450,598	$37,412,658

Computer Software - Systems - 1.3%
Canon, Inc.	1,352,600	$61,232,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - 0.5%
Hutchison Whampoa Ltd.	2,590,000	$25,599,954

Consumer Products - 1.5%
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,326,360	$18,404,657
Reckitt Benckiser Group PLC	958,173	53,047,640

		$71,452,297
Electrical Equipment - 3.1%
Legrand S.A.	407,123	$14,780,666
Schneider Electric S.A.	837,735	56,932,970
Siemens AG	756,490	75,449,240

		$147,162,876
Electronics - 1.4%
ASML Holding N.V.	410,273	$18,857,924
Samsung Electronics Co. Ltd.	9,047	9,712,748
Taiwan Semiconductor Manufacturing Co. Ltd.	14,154,326	38,887,153

		$67,457,825
Energy - Independent - 2.6%
Bankers Petroleum Ltd. (a)	2,206,640	$10,883,221
Cairn Energy PLC	1,702,966	9,325,234
INPEX Corp.	9,781	69,059,191
Reliance Industries Ltd.	1,959,576	32,563,319

		$121,830,965
Energy - Integrated - 5.4%
BG Group PLC	1,817,312	$43,873,380
BP PLC	10,289,480	80,603,587
Royal Dutch Shell PLC, “A”	3,671,105	133,539,857

		$258,016,824
Engineering - Construction - 2.4%
JGC Corp.	2,103,000	$60,872,912
Keppel Corp. Ltd.	3,295,400	28,925,193
Outotec Oyj	355,999	21,827,161

		$111,625,266
Food & Beverages - 4.7%
Groupe Danone	1,243,220	$84,109,014
Nestle S.A.	2,282,074	139,492,309

		$223,601,323

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.0%
Lawson, Inc.	791,500	$46,541,641

Gaming & Lodging - 0.8%
Sands China Ltd.	9,601,200	$35,605,883

Insurance - 4.6%
AIA Group Ltd.	13,406,400	$50,817,173
Hiscox Ltd.	3,009,180	19,627,949
ING Groep N.V. (a)	7,514,844	66,660,047
Sony Financial Holdings, Inc.	1,315,400	24,061,998
Swiss Re Ltd.	938,889	55,729,346

		$216,896,513
Internet - 0.5%
Yahoo Japan Corp.	67,968	$21,430,677

Machinery & Tools - 2.9%
Glory Ltd.	1,599,300	$33,745,335
Joy Global, Inc.	471,860	41,032,946
Schindler Holding AG	431,468	53,176,392
Sinotruk Hong Kong Ltd.	15,006,500	10,742,440

		$138,697,113
Major Banks - 13.7%
Banco Santander S.A.	4,951,998	$41,082,908
Barclays PLC	22,109,059	86,174,593
BNP Paribas	1,594,351	77,818,345
Credit Suisse Group AG	1,165,640	31,321,663
HSBC Holdings PLC	4,546,899	40,168,524
Julius Baer Group Ltd.	773,970	30,327,442
KBC Group N.V.	912,550	21,555,955
Mitsubishi UFJ Financial Group, Inc.	6,539,600	33,735,223
Standard Chartered PLC	4,003,999	103,034,139
Sumitomo Mitsui Financial Group, Inc.	2,842,800	96,561,560
Westpac Banking Corp.	3,892,945	86,619,103

		$648,399,455
Medical & Health Technology & Services - 2.3%
Diagnosticos da America S.A.	3,123,200	$29,099,549
Miraca Holdings, Inc.	1,304,800	49,838,898
Rhoen-Klinikum AG	1,440,584	28,194,360

		$107,132,807

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 0.7%
Sonova Holding AG	234,227	$26,148,919
Synthes, Inc. (n)	48,202	8,343,576

		$34,492,495
Metals & Mining - 4.0%
Iluka Resources Ltd.	2,362,540	$41,822,249
Rio Tinto Ltd.	1,500,974	85,582,322
Steel Authority of India Ltd.	3,394,216	7,077,191
Sumitomo Metal Industries Ltd.	5,676,000	11,800,271
Teck Resources Ltd., “B”	1,090,526	43,667,330

		$189,949,363
Natural Gas - Distribution - 0.8%
Tokyo Gas Co. Ltd.	8,815,000	$40,175,885

Network & Telecom - 1.1%
Ericsson, Inc., “B”	5,082,628	$51,042,895

Oil Services - 0.9%
AMEC PLC	1,228,033	$21,607,676
Technip	176,538	19,270,058

		$40,877,734
Other Banks & Diversified Financials - 3.5%
Aeon Credit Service Co. Ltd.	1,306,300	$18,865,742
China Construction Bank	32,397,450	26,975,344
HDFC Bank Ltd., ADR	547,210	18,796,664
ICICI Bank Ltd.	877,515	16,029,764
Itau Unibanco Holding S.A., ADR	2,025,910	42,645,406
Komercni Banka A.S. (a)	153,670	30,095,337
Siam Commercial Bank Co. Ltd.	3,015,900	12,954,469

		$166,362,726
Pharmaceuticals - 6.3%
Bayer AG	1,373,795	$101,582,002
Roche Holding AG	622,274	108,332,215
Sanofi	416,095	30,772,698
Santen Pharmaceutical Co. Ltd.	1,413,200	55,891,721

		$296,578,636
Precious Metals & Minerals - 0.6%
Newcrest Mining Ltd.	843,489	$29,887,467

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.6%
Pearson PLC	1,543,520	$29,442,477

Railroad & Shipping - 0.6%
East Japan Railway Co.	447,600	$28,687,366

Real Estate - 1.0%
GSW Immobilien AG (a)	415,822	$13,074,387
Hang Lung Properties Ltd.	9,139,000	34,443,623

		$47,518,010
Restaurants - 0.5%
Whitbread PLC	960,036	$25,918,643

Specialty Chemicals - 4.2%
Akzo Nobel N.V.	1,292,907	$73,337,111
Chugoku Marine Paints Ltd.	1,750,000	11,999,490
Linde AG	483,120	80,328,833
Nippon Paint Co. Ltd.	1,896,000	14,834,002
Symrise AG	592,261	17,288,502

		$197,787,938
Specialty Stores - 0.9%
Industria de Diseno Textil S.A.	485,386	$44,821,357

Telecommunications - Wireless - 3.5%
KDDI Corp.	8,346	$52,977,439
TIM Participacoes S.A., ADR	1,025,941	30,829,527
Vodafone Group PLC	31,246,782	84,184,744

		$167,991,710
Telephone Services - 2.2%
China Unicom (Hong Kong) Ltd.	18,374,000	$32,806,196
Royal KPN N.V.	3,048,499	33,040,413
Telecom Italia S.p.A.	10,209,400	11,765,711
Telecom Italia S.p.A.	28,694,898	27,162,555

		$104,774,875
Tobacco - 1.2%
Japan Tobacco, Inc.	10,617	$56,421,995

Trucking - 1.2%
Yamato Holdings Co. Ltd.	3,510,400	$55,361,457

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 2.8%
CEZ A.S.	897,209	$38,743,263
Fortum Corp.	1,481,676	36,815,774
International Power PLC	6,569,675	36,152,418
Tractebel Energia S.A.	1,256,160	22,222,822

		$133,934,277
Total Common Stocks (Identified Cost, $4,272,107,417)		$4,687,320,882

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	29,403,591	$29,403,591
Total Investments (Identified Cost, $4,301,511,008)		$4,716,724,473

Other Assets, Less Liabilities - 0.4%		16,979,447
Net Assets - 100.0%		$4,733,703,920

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,343,576 representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $4,272,107,417)	$4,687,320,882
Underlying affiliated funds, at cost and value	29,403,591
Total investments, at value (identified cost, $4,301,511,008)	$4,716,724,473
Foreign currency, at value (identified cost, $11,694,029)	11,758,142
Receivables for
Investments sold	24,718,813
Fund shares sold	8,663,209
Interest and dividends	10,581,399
Other assets	37,881
Total assets	$4,772,483,917
Liabilities
Payables for
Investments purchased	$28,486,144
Fund shares reacquired	7,620,214
Payable to affiliates
Investment adviser	202,324
Shareholder servicing costs	1,576,555
Distribution and service fees	26,809
Program manager fees	8
Payable for independent Trustees’ compensation	19,702
Accrued expenses and other liabilities	848,241
Total liabilities	$38,779,997
Net assets	$4,733,703,920
Net assets consist of
Paid-in capital	$5,392,518,299
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $363,401 deferred country tax)	414,912,264
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,097,846,489)
Undistributed net investment income	24,119,846
Net assets	$4,733,703,920
Shares of beneficial interest outstanding	317,442,555

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,046,321,258	71,156,711	$14.70
Class B	28,602,751	2,030,825	14.08
Class C	92,876,304	6,697,275	13.87
Class I	2,605,183,221	171,847,405	15.16
Class W	33,899,869	2,316,054	14.64
Class R1	5,464,131	400,565	13.64
Class R2	99,828,239	6,985,651	14.29
Class R3	171,456,128	11,779,531	14.56
Class R4	647,050,312	44,015,354	14.70
Class 529A	1,844,560	127,035	14.52
Class 529B	266,624	19,419	13.73
Class 529C	910,523	66,730	13.64

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $15.60 [100 / 94.25 x $14.70] and $15.41 [100 / 94.25 x $14.52], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$49,579,416
Interest	410,365
Dividends from underlying affiliated funds	13,167
Foreign taxes withheld	(2,202,357)
Total investment income	$47,800,591
Expenses
Management fee	$16,782,056
Distribution and service fees	2,280,517
Program manager fees	1,413
Shareholder servicing costs	2,835,925
Administrative services fee	305,925
Independent Trustees’ compensation	52,515
Custodian fee	637,858
Shareholder communications	85,536
Audit and tax fees	26,288
Legal fees	39,623
Miscellaneous	247,624
Total expenses	$23,295,280
Fees paid indirectly	(107)
Reduction of expenses by investment adviser and distributor	(6,314)
Net expenses	$23,288,859
Net investment income	$24,511,732
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $3,774 country tax)	$(103,522,657)
Foreign currency transactions	(62,521)
Net realized gain (loss) on investments and foreign currency transactions	$(103,585,178)
Change in unrealized appreciation (depreciation)
Investments (net of $363,401 increase in deferred country tax)	$202,552,431
Translation of assets and liabilities in foreign currencies	(1,739,840)
Net unrealized gain (loss) on investments and foreign currency translation	$200,812,591
Net realized and unrealized gain (loss) on investments and foreign currency	$97,227,413
Change in net assets from operations	$121,739,145

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/12 (unaudited)	Year ended 8/31/11
From operations
Net investment income	$24,511,732	$86,737,140
Net realized gain (loss) on investments and foreign currency transactions	(103,585,178)	543,761,266
Net unrealized gain (loss) on investments and foreign currency translation	200,812,591	60,505,516
Change in net assets from operations	$121,739,145	$691,003,922
Distributions declared to shareholders
From net investment income	$(86,230,428)	$(69,000,293)
Change in net assets from fund share transactions	$228,260,254	$(425,542,047)
Total change in net assets	$263,768,971	$196,461,582
Net assets
At beginning of period	4,469,934,949	4,273,473,367
At end of period (including undistributed net investment income of $24,119,846 and $85,838,542, respectively)	$4,733,703,920	$4,469,934,949

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.66		$12.93	$13.03	$16.14	$20.56	$19.44
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.26	$0.21	$0.22	$0.30	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		1.67	(0.11)	(2.92)	(2.45)	3.03
Total from investment operations	$0.28		$1.93	$0.10	$(2.70)	$(2.15)	$3.29
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.20)	$(0.20)	$(0.20)	$(0.28)	$(0.23)
From net realized gain on investments	—		—	—	(0.21)	(1.99)	(1.94)
Total distributions declared to shareholders	$(0.24)		$(0.20)	$(0.20)	$(0.41)	$(2.27)	$(2.17)
Net asset value, end of period (x)	$14.70		$14.66	$12.93	$13.03	$16.14	$20.56
Total return (%) (r)(s)(t)(x)	2.09	(n)	14.89	0.65	(16.22)	(12.46)	17.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.19	1.25	1.35	1.32	1.34
Expenses after expense reductions (f)	1.21	(a)	1.19	1.25	1.35	1.32	1.34
Net investment income	0.97	(a)(l)	1.67	1.59	1.95	1.57	1.28
Portfolio turnover	19		43	56	88	68	66
Net assets at end of period (000 omitted)	$1,046,321		$1,008,654	$1,466,337	$1,254,399	$1,628,324	$1,813,833

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.96		$12.30	$12.39	$15.34	$19.61	$18.63
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.11	$0.09	$0.13	$0.14	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		1.62	(0.09)	(2.77)	(2.30)	2.92
Total from investment operations	$0.23		$1.73	$—	$(2.64)	$(2.16)	$3.03
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.07)	$(0.09)	$(0.10)	$(0.12)	$(0.11)
From net realized gain on investments	—		—	—	(0.21)	(1.99)	(1.94)
Total distributions declared to shareholders	$(0.11)		$(0.07)	$(0.09)	$(0.31)	$(2.11)	$(2.05)
Net asset value, end of period (x)	$14.08		$13.96	$12.30	$12.39	$15.34	$19.61
Total return (%) (r)(s)(t)(x)	1.72	(n)	14.02	(0.09)	(16.85)	(13.00)	17.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.95	1.99	2.05	1.97	1.99
Expenses after expense reductions (f)	1.96	(a)	1.94	1.99	2.05	1.97	1.99
Net investment income	0.20	(a)(l)	0.76	0.71	1.25	0.77	0.55
Portfolio turnover	19		43	56	88	68	66
Net assets at end of period (000 omitted)	$28,603		$33,059	$40,476	$55,961	$111,389	$185,670

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.78		$12.16	$12.27	$15.23	$19.52	$18.57
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.12	$0.10	$0.14	$0.15	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		1.59	(0.10)	(2.77)	(2.29)	2.89
Total from investment operations	$0.22		$1.71	$—	$(2.63)	$(2.14)	$3.01
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.09)	$(0.11)	$(0.12)	$(0.16)	$(0.12)
From net realized gain on investments	—		—	—	(0.21)	(1.99)	(1.94)
Total distributions declared to shareholders	$(0.13)		$(0.09)	$(0.11)	$(0.33)	$(2.15)	$(2.06)
Net asset value, end of period (x)	$13.87		$13.78	$12.16	$12.27	$15.23	$19.52
Total return (%) (r)(s)(t)(x)	1.72	(n)	14.05	(0.03)	(16.88)	(13.00)	17.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.95	2.00	2.05	1.97	1.99
Expenses after expense reductions (f)	1.96	(a)	1.95	2.00	2.05	1.97	1.99
Net investment income	0.21	(a)(l)	0.80	0.78	1.30	0.86	0.62
Portfolio turnover	19		43	56	88	68	66
Net assets at end of period (000 omitted)	$92,876		$99,830	$101,267	$110,142	$168,396	$200,491
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$15.15		$13.35	$13.44	$16.65	$21.14	$19.92
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.29	$0.26	$0.26	$0.37	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		1.74	(0.12)	(3.01)	(2.52)	3.11
Total from investment operations	$0.31		$2.03	$0.14	$(2.75)	$(2.15)	$3.45
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.23)	$(0.23)	$(0.25)	$(0.35)	$(0.29)
From net realized gain on investments	—		—	—	(0.21)	(1.99)	(1.94)
Total distributions declared to shareholders	$(0.30)		$(0.23)	$(0.23)	$(0.46)	$(2.34)	$(2.23)
Net asset value, end of period (x)	$15.16		$15.15	$13.35	$13.44	$16.65	$21.14
Total return (%) (r)(s)(x)	2.22	(n)	15.19	0.92	(16.00)	(12.15)	18.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.95	1.00	1.05	0.97	0.99
Expenses after expense reductions (f)	0.96	(a)	0.95	1.00	1.05	0.97	0.99
Net investment income	1.22	(a)(l)	1.86	1.90	2.31	1.93	1.64
Portfolio turnover	19		43	56	88	68	66
Net assets at end of period (000 omitted)	$2,605,183		$2,484,795	$1,926,221	$1,456,884	$2,167,218	$2,210,257

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class W			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.63		$12.90	$13.00	$16.14	$20.57	$19.45
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.26	$0.23	$0.24	$0.35	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.23		1.69	(0.11)	(2.93)	(2.45)	3.00
Total from investment operations	$0.30		$1.95	$0.12	$(2.69)	$(2.10)	$3.35
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.22)	$(0.22)	$(0.24)	$(0.34)	$(0.29)
From net realized gain on investments	—		—	—	(0.21)	(1.99)	(1.94)
Total distributions declared to shareholders	$(0.29)		$(0.22)	$(0.22)	$(0.45)	$(2.33)	$(2.23)
Net asset value, end of period (x)	$14.64		$14.63	$12.90	$13.00	$16.14	$20.57
Total return (%) (r)(s)(x)	2.22	(n)	15.07	0.81	(16.12)	(12.25)	18.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.05	1.10	1.14	1.07	1.10
Expenses after expense reductions (f)	1.06	(a)	1.05	1.10	1.14	1.07	1.10
Net investment income	1.07	(a)(l)	1.71	1.73	2.25	1.89	1.78
Portfolio turnover	19		43	56	88	68	66
Net assets at end of period (000 omitted)	$33,900		$26,173	$24,820	$23,560	$16,633	$10,272

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.57		$11.98	$12.10	$15.05	$19.38	$18.49
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.12	$0.10	$0.14	$0.16	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		1.57	(0.10)	(2.74)	(2.28)	2.87
Total from investment operations	$0.22		$1.69	$—	$(2.60)	$(2.12)	$2.99
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.10)	$(0.12)	$(0.14)	$(0.22)	$(0.16)
From net realized gain on investments	—		—	—	(0.21)	(1.99)	(1.94)
Total distributions declared to shareholders	$(0.15)		$(0.10)	$(0.12)	$(0.35)	$(2.21)	$(2.10)
Net asset value, end of period (x)	$13.64		$13.57	$11.98	$12.10	$15.05	$19.38
Total return (%) (r)(s)(x)	1.70	(n)	14.09	(0.09)	(16.87)	(13.03)	17.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.95	2.00	2.05	2.02	2.14
Expenses after expense reductions (f)	1.96	(a)	1.95	2.00	2.05	2.02	2.09
Net investment income	0.18	(a)(l)	0.84	0.77	1.34	0.92	0.64
Portfolio turnover	19		43	56	88	68	66
Net assets at end of period (000 omitted)	$5,464		$6,288	$5,868	$6,311	$8,930	$5,441

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.26		$12.59	$12.70	$15.76	$20.14	$19.11
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.20	$0.18	$0.20	$0.36	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		1.64	(0.11)	(2.87)	(2.49)	2.96
Total from investment operations	$0.26		$1.84	$0.07	$(2.67)	$(2.13)	$3.18
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.17)	$(0.18)	$(0.18)	$(0.26)	$(0.21)
From net realized gain on investments	—		—	—	(0.21)	(1.99)	(1.94)
Total distributions declared to shareholders	$(0.23)		$(0.17)	$(0.18)	$(0.39)	$(2.25)	$(2.15)
Net asset value, end of period (x)	$14.29		$14.26	$12.59	$12.70	$15.76	$20.14
Total return (%) (r)(s)(x)	1.96	(n)	14.61	0.45	(16.45)	(12.63)	17.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.45	1.50	1.54	1.51	1.69
Expenses after expense reductions (f)	1.46	(a)	1.45	1.50	1.54	1.51	1.64
Net investment income	0.73	(a)(l)	1.37	1.34	1.88	2.02	1.13
Portfolio turnover	19		43	56	88	68	66
Net assets at end of period (000 omitted)	$99,828		$91,693	$72,425	$60,790	$96,672	$36,143

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.53		$12.82	$12.92	$16.06	$20.47	$19.39
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.23	$0.21	$0.23	$0.30	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		1.68	(0.10)	(2.93)	(2.43)	2.96
Total from investment operations	$0.29		$1.91	$0.11	$(2.70)	$(2.13)	$3.27
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.20)	$(0.21)	$(0.23)	$(0.29)	$(0.25)
From net realized gain on investments	—		—	—	(0.21)	(1.99)	(1.94)
Total distributions declared to shareholders	$(0.26)		$(0.20)	$(0.21)	$(0.44)	$(2.28)	$(2.19)
Net asset value, end of period (x)	$14.56		$14.53	$12.82	$12.92	$16.06	$20.47
Total return (%) (r)(s)(x)	2.17	(n)	14.88	0.72	(16.26)	(12.42)	17.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.20	1.25	1.29	1.27	1.39
Expenses after expense reductions (f)	1.21	(a)	1.20	1.25	1.29	1.27	1.39
Net investment income	0.99	(a)(l)	1.54	1.55	2.09	1.61	1.54
Portfolio turnover	19		43	56	88	68	66
Net assets at end of period (000 omitted)	$171,456		$154,869	$151,073	$133,545	$62,056	$64,332

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.70		$12.96	$13.05	$16.19	$20.60	$19.47
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.28	$0.24	$0.20	$0.34	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		1.69	(0.10)	(2.88)	(2.43)	3.03
Total from investment operations	$0.30		$1.97	$0.14	$(2.68)	$(2.09)	$3.35
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.23)	$(0.23)	$(0.25)	$(0.33)	$(0.28)
From net realized gain on investments	—		—	—	(0.21)	(1.99)	(1.94)
Total distributions declared to shareholders	$(0.30)		$(0.23)	$(0.23)	$(0.46)	$(2.32)	$(2.22)
Net asset value, end of period (x)	$14.70		$14.70	$12.96	$13.05	$16.19	$20.60
Total return (%) (r)(s)(x)	2.22	(n)	15.19	0.95	(16.03)	(12.15)	18.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.95	1.00	1.00	1.01	1.09
Expenses after expense reductions (f)	0.96	(a)	0.95	1.00	1.00	1.01	1.09
Net investment income	1.24	(a)(l)	1.83	1.77	1.72	1.81	1.56
Portfolio turnover	19		43	56	88	68	66
Net assets at end of period (000 omitted)	$647,050		$561,557	$482,217	$476,076	$148,343	$178,238

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.49		$12.78	$12.88	$15.96	$20.34	$19.27
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.22	$0.20	$0.21	$0.26	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		1.68	(0.12)	(2.89)	(2.42)	3.01
Total from investment operations	$0.28		$1.90	$0.08	$(2.68)	$(2.16)	$3.21
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.19)	$(0.18)	$(0.19)	$(0.23)	$(0.20)
From net realized gain on investments	—		—	—	(0.21)	(1.99)	(1.94)
Total distributions declared to shareholders	$(0.25)		$(0.19)	$(0.18)	$(0.40)	$(2.22)	$(2.14)
Net asset value, end of period (x)	$14.52		$14.49	$12.78	$12.88	$15.96	$20.34
Total return (%) (r)(s)(t)(x)	2.08	(n)	14.80	0.54	(16.32)	(12.60)	17.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.30	1.35	1.45	1.51	1.59
Expenses after expense reductions (f)	1.26	(a)	1.29	1.35	1.45	1.51	1.59
Net investment income	0.92	(a)(l)	1.47	1.47	1.90	1.40	1.01
Portfolio turnover	19		43	56	88	68	66
Net assets at end of period (000 omitted)	$1,845		$1,747	$1,512	$1,451	$2,017	$2,060

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.57		$11.99	$12.11	$15.05	$19.31	$18.43
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.09	$0.09	$0.12	$0.15	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		1.58	(0.10)	(2.74)	(2.30)	2.86
Total from investment operations	$0.23		$1.67	$(0.01)	$(2.62)	$(2.15)	$2.94
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.09)	$(0.11)	$(0.11)	$(0.12)	$(0.12)
From net realized gain on investments	—		—	—	(0.21)	(1.99)	(1.94)
Total distributions declared to shareholders	$(0.07)		$(0.09)	$(0.11)	$(0.32)	$(2.11)	$(2.06)
Net asset value, end of period (x)	$13.73		$13.57	$11.99	$12.11	$15.05	$19.31
Total return (%) (r)(s)(t)(x)	1.72	(n)	13.90	(0.14)	(16.99)	(13.16)	16.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.04	2.10	2.15	2.16	2.24
Expenses after expense reductions (f)	2.01	(a)	2.04	2.10	2.15	2.16	2.24
Net investment income	0.10	(a)(l)	0.66	0.69	1.19	0.83	0.42
Portfolio turnover	19		43	56	88	68	66
Net assets at end of period (000 omitted)	$267		$366	$461	$449	$616	$581

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.56		$12.00	$12.12	$15.06	$19.31	$18.40
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.11	$0.09	$0.13	$0.13	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.20		1.56	(0.10)	(2.75)	(2.28)	2.86
Total from investment operations	$0.21		$1.67	$(0.01)	$(2.62)	$(2.15)	$2.94
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.11)	$(0.11)	$(0.11)	$(0.11)	$(0.09)
From net realized gain on investments	—		—	—	(0.21)	(1.99)	(1.94)
Total distributions declared to shareholders	$(0.13)		$(0.11)	$(0.11)	$(0.32)	$(2.10)	$(2.03)
Net asset value, end of period (x)	$13.64		$13.56	$12.00	$12.12	$15.06	$19.31
Total return (%) (r)(s)(t)(x)	1.67	(n)	13.89	(0.11)	(16.98)	(13.16)	16.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.05	2.10	2.15	2.16	2.24
Expenses after expense reductions (f)	2.01	(a)	2.04	2.10	2.15	2.16	2.24
Net investment income	0.17	(a)(l)	0.81	0.76	1.23	0.73	0.40
Portfolio turnover	19		43	56	88	68	66
Net assets at end of period (000 omitted)	$911		$906	$796	$631	$843	$938

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research International Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of

Notes to Financial Statements (unaudited) – continued

information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$603,996,934	$432,389,282	$—	$1,036,386,216
United Kingdom	937,291,696	—	—	937,291,696
Switzerland	452,871,862	—	—	452,871,862
France	408,996,236	—	—	408,996,236
Germany	380,217,836	—	—	380,217,836
Netherlands	267,199,370	—	—	267,199,370
Australia	—	182,818,403	—	182,818,403
Hong Kong	50,817,173	129,509,123	—	180,326,296
Brazil	124,797,303	—	—	124,797,303
Other Countries	499,741,847	216,673,817	—	716,415,664
Mutual Funds	29,403,591	—	—	29,403,591
Total Investments	$3,755,333,848	$961,390,625	$—	$4,716,724,473

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $69,555,104 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $584,210,469 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and

Notes to Financial Statements (unaudited) – continued

interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/11
Ordinary income (including any short-term capital gains)	$69,000,293

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/12
Cost of investments	$4,372,993,291
Gross appreciation	533,042,420
Gross depreciation	(189,311,238)
Net unrealized appreciation (depreciation)	$343,731,182

As of 8/31/11
Undistributed ordinary income	866,221,982
Capital loss carryforwards	(922,779,028)
Other temporary differences	1,418,600
Net unrealized appreciation (depreciation)	140,815,350

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
8/31/17	$(26,007,648)
8/31/18	(896,771,380)
Total	$(922,779,028)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/29/12	Year ended 8/31/11
Class A	$17,123,611	$21,849,084
Class B	241,704	198,048
Class C	927,483	717,034
Class I	50,054,535	33,768,135
Class W	736,250	388,312
Class R1	67,476	48,487
Class R2	1,503,599	1,025,686
Class R3	2,881,452	2,321,379
Class R4	12,653,505	8,651,925
Class 529A	30,552	21,785
Class 529B	1,521	3,283
Class 529C	8,740	7,135
Total	$86,230,428	$69,000,293

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.77% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $17,017 and $646 for the six months ended February 29, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,219,070
Class B	0.75%	0.25%	1.00%	1.00%	145,480
Class C	0.75%	0.25%	1.00%	1.00%	450,179
Class W	0.10%	—	0.10%	0.10%	15,057
Class R1	0.75%	0.25%	1.00%	1.00%	28,526
Class R2	0.25%	0.25%	0.50%	0.50%	223,456
Class R3	—	0.25%	0.25%	0.25%	190,961
Class 529A	—	0.25%	0.25%	0.25%	2,112
Class 529B	0.75%	0.25%	1.00%	1.00%	1,470
Class 529C	0.75%	0.25%	1.00%	1.00%	4,206
Total Distribution and Service Fees					$2,280,517

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2012, were as follows:

Amount
Class A	$1,479
Class B	18,049
Class C	4,461
Class 529B	—
Class 529C	7

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. Effective July 1, 2011, MFD has agreed to waive 0.05% of this annual fee for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended February 29, 2012, this waiver amounted to $707 and is reflected as a reduction

Notes to Financial Statements (unaudited) – continued

of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 29, 2012, were as follows:

	Fee	Waiver
Class 529A	$845	$423
Class 529B	147	74
Class 529C	421	210
Total Program Manager Fees and Waivers	$1,413	$707

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2012, the fee was $251,535, which equated to 0.0115% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,837,727.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 29, 2012, these costs for the fund amounted to $746,663 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.0140% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $185 and the Retirement Deferral plan resulted in a net decrease in expense of $1,327. Both amounts are included in independent Trustees’ compensation for the six months ended February 29, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $13,307 at February 29, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 29, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $24,282 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,607, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,014,766,656 and $825,393,789, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	19,035,267	$258,196,851	32,941,667	$492,113,665
Class B	76,527	1,010,672	165,782	2,433,368
Class C	417,169	5,394,640	1,036,469	15,039,017
Class I	20,787,246	293,012,485	41,238,601	654,185,936
Class W	1,272,924	17,114,840	579,911	8,837,293
Class R1	41,212	529,220	109,554	1,558,805
Class R2	1,153,579	15,454,462	2,346,613	35,096,775
Class R3	2,365,499	32,144,736	3,421,538	51,930,561
Class R4	7,731,641	104,666,820	7,701,716	117,844,014
Class 529A	13,127	178,439	23,252	348,773
Class 529B	359	4,540	3,688	53,515
Class 529C	3,340	43,200	10,849	154,114
	52,897,890	$727,750,905	89,579,640	$1,379,595,836

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	828,065	$11,038,101	1,199,775	$17,888,641
Class B	15,518	198,473	11,205	160,011
Class C	38,748	488,229	26,968	379,982
Class I	2,844,394	39,081,977	1,664,003	25,592,360
Class W	46,986	623,506	22,534	335,087
Class R1	5,200	64,422	3,352	46,549
Class R2	105,935	1,373,973	61,607	895,142
Class R3	218,292	2,881,452	156,855	2,318,310
Class R4	929,045	12,374,873	578,805	8,635,777
Class 529A	2,317	30,517	1,477	21,782
Class 529B	122	1,521	237	3,283
Class 529C	705	8,740	514	7,135
	5,035,327	$68,165,784	3,727,332	$56,284,059
Shares reacquired
Class A	(17,506,178)	$(238,900,885)	(78,742,150)	$(1,227,585,763)
Class B	(428,914)	(5,661,370)	(1,099,836)	(16,023,400)
Class C	(1,005,447)	(13,103,219)	(2,145,835)	(30,885,366)
Class I	(15,839,813)	(228,462,620)	(23,152,786)	(364,946,851)
Class W	(792,755)	(10,586,287)	(737,523)	(11,149,116)
Class R1	(109,349)	(1,408,253)	(139,101)	(1,997,190)
Class R2	(705,668)	(9,530,463)	(1,730,329)	(25,908,546)
Class R3	(1,461,211)	(20,107,816)	(4,705,461)	(71,220,940)
Class R4	(2,854,557)	(39,617,508)	(7,284,048)	(110,982,203)
Class 529A	(8,977)	(121,825)	(22,482)	(347,548)
Class 529B	(7,995)	(102,826)	(15,479)	(220,507)
Class 529C	(4,135)	(53,363)	(10,899)	(154,512)
	(40,724,999)	$(567,656,435)	(119,785,929)	$(1,861,421,942)

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Net change
Class A	2,357,154	$30,334,067	(44,600,708)	$(717,583,457)
Class B	(336,869)	(4,452,225)	(922,849)	(13,430,021)
Class C	(549,530)	(7,220,350)	(1,082,398)	(15,466,367)
Class I	7,791,827	103,631,842	19,749,818	314,831,445
Class W	527,155	7,152,059	(135,078)	(1,976,736)
Class R1	(62,937)	(814,611)	(26,195)	(391,836)
Class R2	553,846	7,297,972	677,891	10,083,371
Class R3	1,122,580	14,918,372	(1,127,068)	(16,972,069)
Class R4	5,806,129	77,424,185	996,473	15,497,588
Class 529A	6,467	87,131	2,247	23,007
Class 529B	(7,514)	(96,765)	(11,554)	(163,709)
Class 529C	(90)	(1,423)	464	6,737
	17,208,218	$228,260,254	(26,478,957)	$(425,542,047)

On or about May 10, 2012, sales of Class W shares (including exchanges) are expected to be suspended. On or about May 11, 2012, Class W shares are expected to automatically convert to Class I shares. Current shareholders of Class W shares would become shareholders of Class I and would receive Class I shares with a total net asset value equal to their Class W shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 17%, 4%, 4%, 2%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund , the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is

Notes to Financial Statements (unaudited) – continued

allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2012, the fund’s commitment fee and interest expense were $17,069 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,126,896	516,828,814	(530,552,119)	29,403,591

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,167	$29,403,591

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Technology Fund

SEMIANNUAL REPORT

February 29, 2012

SCT-SEM

MFS® TECHNOLOGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	14.2%
Google, Inc., “A”	8.8%
Oracle Corp.	6.8%
Qualcomm, Inc.	4.3%
Amazon.com, Inc.	4.0%
EMC Corp.	3.8%
Hewlett-Packard Co.	2.9%
Visa, Inc., “A”	2.9%
MasterCard, Inc., “A”	2.9%
JDS Uniphase Corp.	2.7%

Top five industries (i)
Computer Software - Systems (s)	26.2%
Computer Software	18.4%
Internet	11.7%
Electronics (s)	10.4%
Network & Telecom	10.0%

(i)	For purposes of this presentation, the components include the market value of securities and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(s)	Top five industry includes securities sold short.

Percentages are based on net assets as of 2/29/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2011 through February 29, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011 through February 29, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/11	Ending Account Value 2/29/12	Expenses Paid During Period (p) 9/01/11-2/29/12
A	Actual	1.47%	$1,000.00	$1,145.52	$7.84
	Hypothetical (h)	1.47%	$1,000.00	$1,017.55	$7.37
B	Actual	2.22%	$1,000.00	$1,141.26	$11.82
	Hypothetical (h)	2.22%	$1,000.00	$1,013.82	$11.12
C	Actual	2.22%	$1,000.00	$1,141.47	$11.82
	Hypothetical (h)	2.22%	$1,000.00	$1,013.82	$11.12
I	Actual	1.22%	$1,000.00	$1,146.92	$6.51
	Hypothetical (h)	1.22%	$1,000.00	$1,018.80	$6.12
R1	Actual	2.22%	$1,000.00	$1,140.94	$11.82
	Hypothetical (h)	2.22%	$1,000.00	$1,013.82	$11.12
R2	Actual	1.72%	$1,000.00	$1,144.17	$9.17
	Hypothetical (h)	1.72%	$1,000.00	$1,016.31	$8.62
R3	Actual	1.47%	$1,000.00	$1,144.83	$7.84
	Hypothetical (h)	1.47%	$1,000.00	$1,017.55	$7.37
R4	Actual	1.22%	$1,000.00	$1,147.02	$6.51
	Hypothetical (h)	1.22%	$1,000.00	$1,018.80	$6.12

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expenses Impacting Table

Expense ratios include 0.06% of investment related expense from short sales that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)

Broadcasting - 1.5%
Viacom, Inc., “B”	69,180	$3,294,348

Business Services - 5.3%
Accenture PLC, “A”	48,440	$2,884,118
Cognizant Technology Solutions Corp., “A” (a)	39,870	2,828,777
Constant Contact, Inc. (a)	35,170	1,063,541
FleetCor Technologies, Inc. (a)	95,580	3,539,327
MSCI, Inc., “A” (a)	27,810	983,918

		$11,299,681
Computer Software - 18.5%
Autodesk, Inc. (a)	95,180	$3,602,563
BMC Software, Inc. (a)	18,640	697,882
Check Point Software Technologies Ltd. (a)	14,620	850,299
Citrix Systems, Inc. (a)	29,180	2,180,913
Microsoft Corp.	67,900	2,155,146
Nuance Communications, Inc. (a)	54,810	1,420,675
Oracle Corp.	502,150	14,697,931
Parametric Technology Corp. (a)	60,030	1,602,801
Red Hat, Inc. (a)	103,245	5,106,498
Salesforce.com, Inc. (a)	14,122	2,021,706
Symantec Corp. (a)	157,630	2,812,119
TIBCO Software, Inc. (a)	19,920	577,082
VeriSign, Inc.	56,770	2,097,652

		$39,823,267
Computer Software - Systems - 26.7%
Active Network, Inc. (a)	72,240	$1,155,840
Apple, Inc. (a)(s)	56,120	30,441,733
EMC Corp. (a)	295,510	8,182,672
Hewlett-Packard Co.	246,430	6,237,143
International Business Machines Corp.	28,710	5,648,118
NetApp, Inc. (a)	47,320	2,034,760
Qlik Technologies, Inc. (a)	30,090	910,824
Quantum Corp. (a)	213,160	560,611
Tangoe, Inc. (a)	55,060	1,031,824
Verifone Systems, Inc. (a)	25,810	1,236,041

		$57,439,566

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - 2.3%
Groupon, Inc. (a)	43,450	$856,617
HomeAway, Inc. (a)	38,680	1,024,246
Priceline.com, Inc. (a)	5,010	3,141,370

		$5,022,233
Electrical Equipment - 0.4%
Amphenol Corp., “A”	14,530	$813,099

Electronics - 11.1%
Advanced Micro Devices, Inc. (a)	159,570	$1,172,840
Aeroflex Holding Corp. (a)	91,180	1,000,245
Altera Corp.	38,500	1,480,325
ASML Holding N.V.	22,906	1,043,368
Atmel Corp. (a)	159,420	1,611,736
Broadcom Corp., “A”	37,970	1,410,586
CEVA, Inc. (a)	41,790	1,030,124
International Rectifier Corp. (a)	90,930	2,041,379
JDS Uniphase Corp. (a)	447,310	5,832,922
Microchip Technology, Inc.	125,220	4,516,685
Monolithic Power Systems, Inc. (a)	41,690	775,017
Stratasys, Inc. (a)	10,890	401,188
Veeco Instruments, Inc. (a)	18,600	502,944
Vishay Intertechnology, Inc. (a)	89,647	1,099,072

		$23,918,431
Internet - 11.8%
eBay, Inc. (a)	121,530	$4,343,482
Google, Inc., “A” (a)	30,605	18,921,541
Yahoo!, Inc. (a)	132,410	1,963,640

		$25,228,663
Network & Telecom - 9.6%
Acme Packet, Inc. (a)	19,445	$592,684
F5 Networks, Inc. (a)	11,960	1,494,522
Finisar Corp. (a)	57,380	1,164,240
Fortinet, Inc. (a)	90,420	2,445,861
Juniper Networks, Inc. (a)	133,660	3,042,102
Qualcomm, Inc.	147,680	9,182,742
Radware Ltd. (a)	41,390	1,377,873
Riverbed Technology, Inc. (a)	48,080	1,368,838

		$20,668,862

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 5.8%
MasterCard, Inc., “A”	14,690	$6,169,800
Visa, Inc., “A”	53,480	6,223,468

		$12,393,268
Specialty Stores - 4.0%
Amazon.com, Inc. (a)	47,930	$8,612,542

Telecommunications - Wireless - 0.9%
SBA Communications Corp. (a)	38,970	$1,828,862

Telephone Services - 0.4%
Cogent Communications Group, Inc. (a)	41,350	$761,667
Total Common Stocks (Identified Cost, $182,364,185)		$211,104,489

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	2,585,354	$2,585,354
Total Investments (Identified Cost, $184,949,539)		$213,689,843

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - 0.0%
Computer Software - 0.0%
Salesforce.com, Inc. - March 2012 @ $140	(24)	$(14,520)

Computer Software - Systems - 0.0%
Apple, Inc. - March 2012 @ $565	(13)	$(8,580)

Consumer Services - 0.0%
Priceline.com, Inc. - March 2012 @ $630	(8)	$(10,240)

Network & Telecom - 0.0%
Finisar Corp. - March 2012 @ $24	(216)	$(6,695)

Other Banks & Diversified Financials - 0.0%
MasterCard, Inc., “A” - March 2012 @ $435	(10)	$(2,750)
Total Call Options Written (Premiums Received, $36,124)		$(42,785)

Put Options Written - (0.1)%
Computer Software - Systems - (0.1)%
Hewlett Packard Co. - March 2012 @ $26	(660)	$(66,000)

7

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Put Options Written - continued
Consumer Services - 0.0%
Priceline.com, Inc. - March 2012 @ $600	(17)	$(8,840)

Network & Telecom - 0.0%
Acme Packet, Inc. - March 2012 @ $30	(226)	$(21,470)
Qualcomm, Inc. - March 2012 @ $62.50	(151)	(18,422)

		$(39,892)
Total Put Options Written (Premiums Received, $46,017)		$(114,732)

Issuer	Shares/Par
Securities Sold Short - (2.5)%
Business Services - (0.9)%
Computer Sciences Corp.	(33,160)	$(1,053,162)
Equinix, Inc. (a)	(6,100)	(855,098)

		$(1,908,260)
Computer Software - Systems - (0.9)%
Dell, Inc. (a)	(115,800)	$(2,003,340)

Electronics - (0.7)%
Freescale Semiconductor Holdings I Ltd. (a)	(92,870)	$(1,497,993)
Total Securities Sold Short (Proceeds Received, $4,300,891)		$(5,409,593)

Other Assets, Less Liabilities - 3.1%		6,643,227
Net Assets - 100.0%		$214,765,960

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At February 29, 2012, the value of securities pledged amounted to $2,261,975.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $182,364,185)	$211,104,489
Underlying affiliated funds, at cost and value	2,585,354
Total investments, at value (identified cost, $184,949,539)	$213,689,843
Cash	95,196
Deposits with brokers	6,662,101
Receivables for
Premiums on options written	14,572
Fund shares sold	618,279
Interest and dividends	121,797
Other assets	2,047
Total assets	$221,203,835
Liabilities
Payables for
Securities sold short, at value (proceeds received, $4,300,891)	$5,409,593
Investments purchased	352,304
Fund shares reacquired	352,285
Written options outstanding, at value (premiums received, $82,141)	157,517
Payable to affiliates
Investment adviser	9,078
Shareholder servicing costs	105,102
Distribution and service fees	4,477
Payable for independent Trustees’ compensation	33,923
Accrued expenses and other liabilities	13,596
Total liabilities	$6,437,875
Net assets	$214,765,960
Net assets consist of
Paid-in capital	$204,899,072
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	27,556,226
Accumulated net realized gain (loss) on investments and foreign currency transactions	(16,577,202)
Accumulated net investment loss	(1,112,136)
Net assets	$214,765,960
Shares of beneficial interest outstanding	13,101,387

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$133,162,570	8,018,172	$16.61
Class B	12,558,124	817,897	15.35
Class C	22,860,319	1,491,510	15.33
Class I	17,614,120	1,016,535	17.33
Class R1	1,495,181	97,724	15.30
Class R2	18,913,616	1,168,494	16.19
Class R3	7,724,511	465,210	16.60
Class R4	437,519	25,845	16.93

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.62 [100 / 94.25 x $16.61]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$388,776
Interest	19,335
Dividends from underlying affiliated funds	818
Total investment income	$408,929
Expenses
Management fee	$692,981
Distribution and service fees	359,779
Shareholder servicing costs	231,905
Administrative services fee	18,962
Independent Trustees’ compensation	4,123
Custodian fee	15,812
Shareholder communications	19,020
Audit and tax fees	25,713
Legal fees	1,422
Dividend and interest expense on securities sold short	57,708
Miscellaneous	62,189
Total expenses	$1,489,614
Fees paid indirectly	(107)
Reduction of expenses by investment adviser	(233)
Net expenses	$1,489,274
Net investment loss	$(1,080,345)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(499,602)
Written option transactions	742,757
Securities sold short	2,236,879
Foreign currency transactions	505
Net realized gain (loss) on investments and foreign currency transactions	$2,480,539
Change in unrealized appreciation (depreciation)
Investments	$27,068,374
Written options	(75,376)
Securities sold short	(1,937,055)
Translation of assets and liabilities in foreign currencies	(505)
Net unrealized gain (loss) on investments and foreign currency translation	$25,055,438
Net realized and unrealized gain (loss) on investments and foreign currency	$27,535,977
Change in net assets from operations	$26,455,632
See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/12 (unaudited)	Year ended 8/31/11
From operations
Net investment loss	$(1,080,345)	$(1,408,237)
Net realized gain (loss) on investments and foreign currency transactions	2,480,539	22,829,604
Net unrealized gain (loss) on investments and foreign currency translation	25,055,438	11,079,413
Change in net assets from operations	$26,455,632	$32,500,780
Change in net assets from fund share transactions	$26,016,588	$(10,719,084)
Total change in net assets	$52,472,220	$21,781,696
Net assets
At beginning of period	162,293,740	140,512,044
At end of period (including accumulated net investment loss of $1,112,136 and $31,791, respectively)	$214,765,960	$162,293,740

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.50		$11.80	$11.06	$12.46	$13.34	$10.13
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.09)	$(0.11)	$(0.03)	$(0.07)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	2.19		2.79	0.85	(1.37)	(0.81)	3.31
Total from investment operations	$2.11		$2.70	$0.74	$(1.40)	$(0.88)	$3.21
Net asset value, end of period (x)	$16.61		$14.50	$11.80	$11.06	$12.46	$13.34
Total return (%) (r)(s)(t)(x)	14.55	(n)	22.88	6.69	(11.24)	(6.60)	31.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.52	1.63	1.85	1.66	1.70
Expenses after expense reductions (f)	1.47	(a)	1.52	1.57	1.48	1.51	1.50
Net investment loss	(1.03	)(a)	(0.61)	(0.91)	(0.34)	(0.56)	(0.82)
Portfolio turnover	39		106	182	226	231	266
Net assets at end of period (000 omitted)	$133,163		$96,785	$82,976	$86,720	$64,791	$56,598
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.41	(a)	1.43	1.53	1.44	1.50	N/A

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.45		$11.03	$10.42	$11.82	$12.74	$9.73
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.18)	$(0.19)	$(0.08)	$(0.16)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	2.02		2.60	0.80	(1.32)	(0.76)	3.18
Total from investment operations	$1.90		$2.42	$0.61	$(1.40)	$(0.92)	$3.01
Net asset value, end of period (x)	$15.35		$13.45	$11.03	$10.42	$11.82	$12.74
Total return (%) (r)(s)(t)(x)	14.13	(n)	21.94	5.85	(11.84)	(7.22)	30.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.27	2.37	2.58	2.32	2.36
Expenses after expense reductions (f)	2.22	(a)	2.27	2.32	2.19	2.16	2.15
Net investment loss	(1.78	)(a)	(1.35)	(1.66)	(0.98)	(1.24)	(1.47)
Portfolio turnover	39		106	182	226	231	266
Net assets at end of period (000 omitted)	$12,558		$11,365	$11,849	$15,182	$23,254	$38,540
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.16	(a)	2.18	2.27	2.15	2.15	N/A
See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.43		$11.01	$10.40	$11.80	$12.72	$9.72
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.19)	$(0.19)	$(0.08)	$(0.16)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	2.02		2.61	0.80	(1.32)	(0.76)	3.17
Total from investment operations	$1.90		$2.42	$0.61	$(1.40)	$(0.92)	$3.00
Net asset value, end of period (x)	$15.33		$13.43	$11.01	$10.40	$11.80	$12.72
Total return (%) (r)(s)(t)(x)	14.15	(n)	21.98	5.87	(11.86)	(7.23)	30.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.27	2.38	2.57	2.31	2.35
Expenses after expense reductions (f)	2.22	(a)	2.27	2.33	2.19	2.16	2.15
Net investment loss	(1.78	)(a)	(1.37)	(1.66)	(1.00)	(1.22)	(1.46)
Portfolio turnover	39		106	182	226	231	266
Net assets at end of period (000 omitted)	$22,860		$19,251	$16,858	$15,356	$15,765	$16,064
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.16	(a)	2.18	2.28	2.15	2.15	N/A

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class I			2011	2010	2009		2008	2007

Net asset value, beginning of period	$15.11		$12.26	$11.47	$12.88		$13.74	$10.39
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.06)	$(0.08)	$(0.00	)(w)	$(0.03)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.28		2.91	0.87	(1.41)		(0.83)	3.41
Total from investment operations	$2.22		$2.85	$0.79	$(1.41)		$(0.86)	$3.35
Net asset value, end of period (x)	$17.33		$15.11	$12.26	$11.47		$12.88	$13.74
Total return (%) (r)(s)(x)	14.69	(n)	23.25	6.89	(10.95)		(6.26)	32.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.27	1.38	1.56		1.31	1.35
Expenses after expense reductions (f)	1.22	(a)	1.27	1.33	1.19		1.16	1.15
Net investment loss	(0.78	)(a)	(0.38)	(0.66)	(0.03)		(0.20)	(0.47)
Portfolio turnover	39		106	182	226		231	266
Net assets at end of period (000 omitted)	$17,614		$10,833	$8,873	$6,726		$4,958	$4,180
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.16	(a)	1.18	1.29	1.15		1.15	N/A

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.41		$10.99	$10.39	$11.78	$12.70	$9.72
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.19)	$(0.19)	$(0.08)	$(0.15)	$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	2.01		2.61	0.79	(1.31)	(0.77)	3.17
Total from investment operations	$1.89		$2.42	$0.60	$(1.39)	$(0.92)	$2.98
Net asset value, end of period (x)	$15.30		$13.41	$10.99	$10.39	$11.78	$12.70
Total return (%) (r)(s)(x)	14.09	(n)	22.02	5.77	(11.80)	(7.24)	30.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.27	2.38	2.58	2.36	2.48
Expenses after expense reductions (f)	2.22	(a)	2.27	2.32	2.19	2.21	2.25
Net investment loss	(1.78	)(a)	(1.39)	(1.66)	(0.96)	(1.22)	(1.63)
Portfolio turnover	39		106	182	226	231	266
Net assets at end of period (000 omitted)	$1,495		$1,831	$1,421	$1,585	$2,026	$1,235
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.16	(a)	2.18	2.28	2.15	2.20	N/A

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.15		$11.54	$10.85	$12.25	$13.14	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.12)	$(0.14)	$(0.04)	$(0.09)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	2.13		2.73	0.83	(1.36)	(0.80)	3.27
Total from investment operations	$2.04		$2.61	$0.69	$(1.40)	$(0.89)	$3.14
Net asset value, end of period (x)	$16.19		$14.15	$11.54	$10.85	$12.25	$13.14
Total return (%) (r)(s)(x)	14.42	(n)	22.62	6.36	(11.43)	(6.77)	31.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.77	1.87	2.07	1.85	1.98
Expenses after expense reductions (f)	1.72	(a)	1.77	1.82	1.69	1.71	1.80
Net investment loss	(1.28	)(a)	(0.87)	(1.16)	(0.50)	(0.65)	(1.07)
Portfolio turnover	39		106	182	226	231	266
Net assets at end of period (000 omitted)	$18,914		$15,911	$13,501	$13,775	$12,098	$5,292
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.66		1.68	1.78	1.65	1.69	N/A

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.49		$11.79	$11.06	$12.45	$13.33	$10.12
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.09)	$(0.11)	$(0.02)	$(0.06)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	2.19		2.79	0.84	(1.37)	(0.82)	3.31
Total from investment operations	$2.11		$2.70	$0.73	$(1.39)	$(0.88)	$3.21
Net asset value, end of period (x)	$16.60		$14.49	$11.79	$11.06	$12.45	$13.33
Total return (%) (r)(s)(x)	14.56	(n)	22.90	6.60	(11.16)	(6.60)	31.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.52	1.62	1.82	1.61	1.70
Expenses after expense reductions (f)	1.47	(a)	1.52	1.58	1.44	1.46	1.55
Net investment loss	(1.03	)(a)	(0.63)	(0.90)	(0.24)	(0.44)	(0.76)
Portfolio turnover	39		106	182	226	231	266
Net assets at end of period (000 omitted)	$7,725		$5,949	$4,589	$3,133	$2,390	$1,547
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.41	(a)	1.43	1.53	1.40	1.44	N/A

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R4			2011	2010	2009		2008	2007

Net asset value, beginning of period	$14.76		$11.98	$11.21	$12.58		$13.43	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.05)	$(0.08)	$(0.00	)(w)	$(0.03)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	2.23		2.83	0.85	(1.37)		(0.82)	3.33
Total from investment operations	$2.17		$2.78	$0.77	$(1.37)		$(0.85)	$3.26
Net asset value, end of period (x)	$16.93		$14.76	$11.98	$11.21		$12.58	$13.43
Total return (%) (r)(s)(x)	14.70	(n)	23.21	6.87	(10.89)		(6.33)	32.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.26	1.39	1.54		1.35	1.45
Expenses after expense reductions (f)	1.22	(a)	1.26	1.36	1.18		1.20	1.25
Net investment loss	(0.78	)(a)	(0.32)	(0.65)	(0.02)		(0.24)	(0.56)
Portfolio turnover	39		106	182	226		231	266
Net assets at end of period (000 omitted)	$438		$368	$445	$153		$76	$81
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.16	(a)	1.17	1.31	1.15		1.19	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Nortel Networks Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2008, would have each been lower by approximately 0.55%. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Global Research Analyst II, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2007, would have each been lower by approximately 0.56%.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Technology Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options

20

Notes to Financial Statements (unaudited) – continued

are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type,

21

Notes to Financial Statements (unaudited) – continued

cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$211,104,489	$—	$—	$211,104,489
Mutual Funds	2,585,354	—	—	2,585,354
Total Investments	$213,689,843	$—	$—	$213,689,843

Short Sales	$(5,409,593)	$—	$—	$(5,409,593)

Other Financial Instruments
Written Options	$(157,517)	$—	$—	$(157,517)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on

22

Notes to Financial Statements (unaudited) – continued

investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 29, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Equity Options	$—	$(157,517)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 29, 2012 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)	Written Options
Equity	$(964,560)	$742,757

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended February 29, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$187,446	$(75,376)

23

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

24

Notes to Financial Statements (unaudited) – continued

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	43,423	1,921,804
Options closed	(10,550)	(632,964)
Options exercised	(8,218)	(413,746)
Options expired	(23,330)	(792,953)
Outstanding, end of period	1,325	$82,141

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

25

Notes to Financial Statements (unaudited) – continued

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 29, 2012, this expense amounted to $57,708. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

26

Notes to Financial Statements (unaudited) – continued

On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

27

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, expiration of capital loss carryforwards, wash sale loss deferrals, and straddle loss deferrals.

The fund declared no distributions for the current period or for the year ended August 31, 2011.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/12
Cost of investments	$185,310,640
Gross appreciation	31,810,351
Gross depreciation	(3,431,148)
Net unrealized appreciation (depreciation)	$28,379,203

As of 8/31/11
Capital loss carryforwards	(18,461,616)
Other temporary differences	562,043
Net unrealized appreciation (depreciation)	1,310,829

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

28

Notes to Financial Statements (unaudited) – continued

As of August 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
8/31/12	$(4,463,246)
8/31/17	(13,998,370)
Total	$(18,461,616)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.63%	2.38%	2.38%	1.38%	2.38%	1.88%	1.63%	1.38%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2012. For the six months ended February 29, 2012, the fund’s actual operating expenses did not exceed this limit and therefore, the investment advisor did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $32,747 for the six months ended February 29, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

29

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$143,171
Class B	0.75%	0.25%	1.00%	1.00%	57,328
Class C	0.75%	0.25%	1.00%	1.00%	100,235
Class R1	0.75%	0.25%	1.00%	1.00%	8,981
Class R2	0.25%	0.25%	0.50%	0.50%	41,872
Class R3	—	0.25%	0.25%	0.25%	8,192
Total Distribution and Service Fees					$359,779

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2012, were as follows:

Amount
Class A	$277
Class B	6,128
Class C	2,157

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2012, the fee was $87,985, which equated to 0.0951% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket

30

Notes to Financial Statements (unaudited) – continued

expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $143,920.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.0205% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $183 and the Retirement Deferral plan resulted in an expense of $1,174. Both amounts are included in independent Trustees’ compensation for the six months ended February 29, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $33,917 at February 29, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for

31

Notes to Financial Statements (unaudited) – continued

the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 29, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $981 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $233, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $92,632,782 and $72,249,292, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,571,956	$38,470,488	3,309,080	$46,853,793
Class B	121,108	1,724,521	218,526	3,035,346
Class C	222,495	3,166,368	374,865	5,194,282
Class I	473,770	7,519,462	319,269	4,967,711
Class R1	35,987	502,682	64,743	909,635
Class R2	251,671	3,690,427	504,283	7,222,247
Class R3	117,667	1,781,958	154,327	2,258,272
Class R4	4,361	65,821	20,762	311,548
	3,799,015	$56,921,727	4,965,855	$70,752,834

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,229,721)	$(18,663,747)	(3,667,970)	$(53,021,307)
Class B	(147,957)	(2,073,394)	(448,112)	(6,073,402)
Class C	(164,469)	(2,296,620)	(472,641)	(6,284,669)
Class I	(174,348)	(2,746,144)	(325,864)	(4,897,130)
Class R1	(74,864)	(1,041,374)	(57,451)	(778,601)
Class R2	(207,776)	(3,062,231)	(549,663)	(7,928,376)
Class R3	(62,869)	(966,760)	(133,018)	(1,967,865)
Class R4	(3,472)	(54,869)	(32,973)	(520,568)
	(2,065,476)	$(30,905,139)	(5,687,692)	$(81,471,918)
Net change
Class A	1,342,235	$19,806,741	(358,890)	$(6,167,514)
Class B	(26,849)	(348,873)	(229,586)	(3,038,056)
Class C	58,026	869,748	(97,776)	(1,090,387)
Class I	299,422	4,773,318	(6,595)	70,581
Class R1	(38,877)	(538,692)	7,292	131,034
Class R2	43,895	628,196	(45,380)	(706,129)
Class R3	54,798	815,198	21,309	290,407
Class R4	889	10,952	(12,211)	(209,020)
	1,733,539	$26,016,588	(721,837)	$(10,719,084)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2012, the fund’s commitment fee and interest expense were $642 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,714,975	55,065,937	(54,195,558)	2,585,354

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$818	$2,585,354

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

35

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Value Fund

SEMIANNUAL REPORT

February 29, 2012

EIF-SEM

MFS® VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Philip Morris International, Inc.	4.0%
Lockheed Martin Corp.	3.5%
Pfizer, Inc.	2.7%
JPMorgan Chase & Co.	2.7%
Johnson & Johnson	2.6%
Goldman Sachs Group, Inc.	2.4%
AT&T, Inc.	2.4%
United Technologies Corp.	2.2%
Chevron Corp.	2.2%
Oracle Corp.	2.1%

Equity sectors
Financial Services	21.2%
Health Care	12.4%
Consumer Staples	12.3%
Industrial Goods & Services	11.5%
Energy	7.9%
Technology	6.4%
Leisure	6.0%
Utilities & Communications	5.2%
Retailing	4.1%
Basic Materials	3.7%
Autos & Housing	3.4%
Special Products & Services	2.9%
Transportation	1.0%

Percentages are based on net assets as of 2/29/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2011 through February 29, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2011 through February 29, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

3

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/11	Ending Account Value 2/29/12	Expenses Paid During Period (p) 9/01/11-2/29/12
A	Actual	0.94%	$1,000.00	$1,124.80	$4.97
	Hypothetical (h)	0.94%	$1,000.00	$1,020.19	$4.72
B	Actual	1.69%	$1,000.00	$1,120.76	$8.91
	Hypothetical (h)	1.69%	$1,000.00	$1,016.46	$8.47
C	Actual	1.69%	$1,000.00	$1,120.46	$8.91
	Hypothetical (h)	1.69%	$1,000.00	$1,016.46	$8.47
I	Actual	0.69%	$1,000.00	$1,126.18	$3.65
	Hypothetical (h)	0.69%	$1,000.00	$1,021.43	$3.47
W	Actual	0.79%	$1,000.00	$1,125.87	$4.18
	Hypothetical (h)	0.79%	$1,000.00	$1,020.93	$3.97
R1	Actual	1.69%	$1,000.00	$1,120.77	$8.91
	Hypothetical (h)	1.69%	$1,000.00	$1,016.46	$8.47
R2	Actual	1.19%	$1,000.00	$1,123.36	$6.28
	Hypothetical (h)	1.19%	$1,000.00	$1,018.95	$5.97
R3	Actual	0.94%	$1,000.00	$1,124.69	$4.97
	Hypothetical (h)	0.94%	$1,000.00	$1,020.19	$4.72
R4	Actual	0.69%	$1,000.00	$1,126.30	$3.65
	Hypothetical (h)	0.69%	$1,000.00	$1,021.43	$3.47
529A	Actual	0.99%	$1,000.00	$1,124.82	$5.23
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
529B	Actual	1.74%	$1,000.00	$1,121.09	$9.18
	Hypothetical (h)	1.74%	$1,000.00	$1,016.21	$8.72
529C	Actual	1.74%	$1,000.00	$1,120.41	$9.17
	Hypothetical (h)	1.74%	$1,000.00	$1,016.21	$8.72

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.9%
Issuer	Shares/Par	Value ($)

Aerospace - 8.6%
Honeywell International, Inc.	4,970,218	$296,075,889
Huntington Ingalls Industries, Inc. (a)	553,653	19,865,070
Lockheed Martin Corp.	7,223,951	638,669,508
Northrop Grumman Corp.	3,243,189	193,975,134
United Technologies Corp.	4,816,712	403,977,635

		$1,552,563,236
Alcoholic Beverages - 1.7%
Diageo PLC	13,002,959	$311,020,146

Automotive - 1.3%
Delphi Automotive PLC (a)	469,841	$15,034,912
General Motors Co. (a)	1,466,503	38,158,408
Johnson Controls, Inc.	5,678,361	185,284,919

		$238,478,239
Broadcasting - 3.8%
Omnicom Group, Inc.	4,255,238	$210,378,967
Viacom, Inc., “B”	4,148,920	197,571,570
Walt Disney Co.	6,637,659	278,715,301

		$686,665,838
Brokerage & Asset Managers - 1.8%
Blackrock, Inc.	1,056,045	$210,152,955
Franklin Resources, Inc.	989,553	116,658,403

		$326,811,358
Business Services - 2.9%
Accenture PLC, “A”	6,110,434	$363,815,240
Dun & Bradstreet Corp.	1,226,572	101,376,176
Fiserv, Inc. (a)	958,867	63,572,882

		$528,764,298
Cable TV - 0.8%
Comcast Corp., “Special A”	5,228,433	$149,480,899

Chemicals - 2.7%
3M Co.	3,082,316	$270,010,882

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
PPG Industries, Inc.	2,363,182	$215,640,358

		$485,651,240
Computer Software - 2.1%
Oracle Corp.	12,783,838	$374,182,938

Computer Software - Systems - 2.2%
Hewlett-Packard Co.	1,167,276	$29,543,756
International Business Machines Corp.	1,883,096	370,461,476

		$400,005,232
Construction - 2.1%
Sherwin-Williams Co.	1,392,100	$143,595,115
Stanley Black & Decker, Inc.	2,940,911	225,861,965

		$369,457,080
Consumer Products - 0.6%
Procter & Gamble Co.	1,648,685	$111,319,211

Electrical Equipment - 2.1%
Danaher Corp.	3,937,062	$207,994,985
Tyco International Ltd.	3,228,630	167,307,607

		$375,302,592
Electronics - 1.4%
ASML Holding N.V.	1,646,720	$75,008,096
Intel Corp.	6,511,073	175,017,642

		$250,025,738
Energy - Independent - 3.3%
Apache Corp.	1,464,470	$158,060,247
EOG Resources, Inc.	903,797	102,906,326
Occidental Petroleum Corp.	3,151,881	328,961,820

		$589,928,393
Energy - Integrated - 4.1%
Chevron Corp.	3,682,931	$401,881,431
Exxon Mobil Corp.	3,504,063	303,101,450
Hess Corp.	438,864	28,491,051

		$733,473,932
Engineering - Construction - 0.2%
Fluor Corp.	498,637	$30,157,566

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 4.9%
General Mills, Inc.	7,098,237	$271,933,459
Groupe Danone	1,579,160	106,836,754
J.M. Smucker Co.	666,990	50,237,687
Kellogg Co.	1,626,404	85,142,249
Nestle S.A.	3,568,771	218,141,966
PepsiCo, Inc.	2,416,395	152,087,901

		$884,380,016
Food & Drug Stores - 1.3%
CVS Caremark Corp.	3,252,056	$146,667,726
Walgreen Co.	2,906,332	96,373,969

		$243,041,695
General Merchandise - 1.8%
Kohl’s Corp.	1,186,080	$58,924,454
Target Corp.	4,640,906	263,092,961

		$322,017,415
Insurance - 7.0%
ACE Ltd.	1,766,473	$126,673,779
Aon Corp.	3,590,819	168,086,237
Chubb Corp.	1,943,084	132,051,989
MetLife, Inc.	9,602,527	370,177,416
Prudential Financial, Inc.	4,179,321	255,607,272
Travelers Cos., Inc.	3,551,921	205,904,860

		$1,258,501,553
Leisure & Toys - 0.9%
Hasbro, Inc.	4,354,512	$153,801,364

Machinery & Tools - 0.6%
Eaton Corp.	2,043,729	$106,662,217

Major Banks - 10.8%
Bank of America Corp.	8,674,277	$69,133,988
Bank of New York Mellon Corp.	13,183,646	291,490,413
Goldman Sachs Group, Inc.	3,798,225	437,327,627
JPMorgan Chase & Co.	12,212,737	479,227,800
PNC Financial Services Group, Inc.	2,249,191	133,871,848
State Street Corp.	3,578,798	151,132,640
SunTrust Banks, Inc.	1,138,873	26,148,524
Wells Fargo & Co.	11,532,470	360,850,986

		$1,949,183,826

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 0.5%
Quest Diagnostics, Inc.	1,672,284	$97,076,086

Medical Equipment - 3.6%
Becton, Dickinson & Co.	1,438,642	$109,653,293
Medtronic, Inc.	6,069,335	231,363,050
St. Jude Medical, Inc.	3,431,409	144,530,947
Thermo Fisher Scientific, Inc. (a)	2,854,257	161,608,031

		$647,155,321
Network & Telecom - 0.7%
Cisco Systems, Inc.	6,101,755	$121,302,889

Oil Services - 0.5%
Transocean, Inc.	1,694,860	$90,403,832

Other Banks & Diversified Financials - 1.6%
MasterCard, Inc., “A”	268,345	$112,704,900
Western Union Co.	9,738,842	170,137,570

		$282,842,470
Pharmaceuticals - 8.3%
Abbott Laboratories	5,586,212	$316,235,461
Johnson & Johnson	7,189,073	467,864,871
Merck & Co., Inc.	3,248,359	123,989,863
Pfizer, Inc.	23,221,724	489,978,376
Roche Holding AG	545,553	94,975,790

		$1,493,044,361
Printing & Publishing - 0.5%
Moody’s Corp.	2,121,959	$81,928,837

Railroad & Shipping - 0.6%
Canadian National Railway Co.	1,363,623	$104,985,335

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	2,002,700	$180,723,648

Specialty Stores - 1.0%
Advance Auto Parts, Inc.	1,037,154	$88,541,837
Staples, Inc.	5,633,660	82,589,456

		$171,131,293

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 1.2%
Vodafone Group PLC	83,178,976	$224,099,902

Telephone Services - 2.4%
AT&T, Inc.	14,291,391	$437,173,651

Tobacco - 5.1%
Altria Group, Inc.	4,311,046	$129,762,485
Lorillard, Inc.	282,830	37,073,356
Philip Morris International, Inc.	8,664,775	723,682,008
Reynolds American, Inc.	869,188	36,445,053

		$926,962,902
Trucking - 0.4%
United Parcel Service, Inc., “B”	942,010	$72,431,149

Utilities - Electric Power - 1.5%
PG&E Corp.	4,003,657	$166,872,424
PPL Corp.	2,085,922	59,553,073
Public Service Enterprise Group, Inc.	1,549,907	47,706,137

		$274,131,634
Total Common Stocks (Identified Cost, $14,593,338,954)		$17,636,269,332

Convertible Preferred Stocks - 0.1%
Utilities - Electric Power - 0.1%
PPL Corp., 9.5% (Identified Cost, $21,347,700)	426,954	$23,461,122

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	320,749,015	$320,749,015
Total Investments (Identified Cost, $14,935,435,669)		$17,980,479,469

Other Assets, Less Liabilities - 0.2%		32,639,088
Net Assets - 100.0%		$18,013,118,557

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $14,614,686,654)	$17,659,730,454
Underlying affiliated funds, at cost and value	320,749,015
Total investments, at value (identified cost, $14,935,435,669)	$17,980,479,469
Cash	23,435
Receivables for
Investments sold	52,087,646
Fund shares sold	38,623,386
Interest and dividends	48,274,999
Other assets	138,857
Total assets	$18,119,627,792
Liabilities
Payables for
Investments purchased	$64,410,229
Fund shares reacquired	34,849,331
Payable to affiliates
Investment adviser	526,917
Shareholder servicing costs	5,897,547
Distribution and service fees	172,500
Program manager fees	31
Payable for independent Trustees’ compensation	5,636
Accrued expenses and other liabilities	647,044
Total liabilities	$106,509,235
Net assets	$18,013,118,557
Net assets consist of
Paid-in capital	$15,432,067,828
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,045,002,240
Accumulated net realized gain (loss) on investments and foreign currency transactions	(510,904,804)
Undistributed net investment income	46,953,293
Net assets	$18,013,118,557
Shares of beneficial interest outstanding	740,431,279

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,426,617,733	223,181,070	$24.31
Class B	177,854,158	7,354,612	24.18
Class C	919,555,590	38,185,512	24.08
Class I	6,020,366,090	246,445,369	24.43
Class W	1,416,740,488	58,333,438	24.29
Class R1	34,752,838	1,452,217	23.93
Class R2	525,807,769	21,801,623	24.12
Class R3	991,464,135	40,884,623	24.25
Class R4	2,488,592,693	102,320,610	24.32
Class 529A	7,578,187	313,556	24.17
Class 529B	1,179,196	49,324	23.91
Class 529C	2,609,680	109,325	23.87

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $25.79 [100 / 94.25 x $24.31] and $25.64 [100 / 94.25 x $24.17], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$236,247,582
Interest	48,479
Dividends from underlying affiliated funds	73,867
Foreign taxes withheld	(122,464)
Total investment income	$236,247,464
Expenses
Management fee	$45,114,548
Distribution and service fees	14,633,077
Program manager fees	5,096
Shareholder servicing costs	10,605,174
Administrative services fee	306,004
Independent Trustees’ compensation	93,140
Custodian fee	228,568
Shareholder communications	464,649
Audit and tax fees	24,284
Legal fees	129,067
Miscellaneous	505,146
Total expenses	$72,108,753
Fees paid indirectly	(259)
Reduction of expenses by investment adviser and distributor	(1,016,805)
Net expenses	$71,091,689
Net investment income	$165,155,775
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$239,103,798
Foreign currency transactions	295,150
Net realized gain (loss) on investments and foreign currency transactions	$239,398,948
Change in unrealized appreciation (depreciation)
Investments	$1,609,448,023
Translation of assets and liabilities in foreign currencies	(1,100,944)
Net unrealized gain (loss) on investments and foreign currency translation	$1,608,347,079
Net realized and unrealized gain (loss) on investments and foreign currency	$1,847,746,027
Change in net assets from operations	$2,012,901,802

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/12 (unaudited)	Year ended 8/31/11
From operations
Net investment income	$165,155,775	$252,446,761
Net realized gain (loss) on investments and foreign currency transactions	239,398,948	764,313,419
Net unrealized gain (loss) on investments and foreign currency translation	1,608,347,079	775,371,820
Change in net assets from operations	$2,012,901,802	$1,792,132,000
Distributions declared to shareholders
From net investment income	$(165,970,974)	$(235,320,231)
Change in net assets from fund share transactions	$79,785,409	$1,471,770,373
Total change in net assets	$1,926,716,237	$3,028,582,142
Net assets
At beginning of period	16,086,402,320	13,057,820,178
At end of period (including undistributed net investment income of $46,953,293 and $47,768,492, respectively)	$18,013,118,557	$16,086,402,320

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.83		$19.46	$19.39	$23.75	$28.11	$25.20
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.34	$0.32	$0.34	$0.32	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	2.49		2.35	0.06 (g)	(4.35)	(2.43)	3.77
Total from investment operations	$2.70		$2.69	$0.38	$(4.01)	$(2.11)	$4.07
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.32)	$(0.31)	$(0.35)	$(0.31)	$(0.36)
From net realized gain on investments	—		—	—	—	(1.94)	(0.80)
Total distributions declared to shareholders	$(0.22)		$(0.32)	$(0.31)	$(0.35)	$(2.25)	$(1.16)
Net asset value, end of period (x)	$24.31		$21.83	$19.46	$19.39	$23.75	$28.11
Total return (%) (r)(s)(t)(x)	12.48	(n)	13.78	1.88	(16.75)	(8.27)	16.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.95	0.98	1.09	1.11	1.13
Expenses after expense reductions (f)	0.94	(a)	0.94	0.98	1.09	1.10	1.11
Net investment income	1.94	(a)	1.49	1.54	1.94	1.24	1.10
Portfolio turnover	8		17	22	33	31	26
Net assets at end of period (000 omitted)	$5,426,618		$5,086,069	$4,980,816	$4,665,411	$5,724,586	$6,239,176

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.70		$19.34	$19.26	$23.59	$27.92	$25.04
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.16	$0.16	$0.22	$0.15	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.47		2.34	0.07 (g)	(4.34)	(2.41)	3.74
Total from investment operations	$2.60		$2.50	$0.23	$(4.12)	$(2.26)	$3.86
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.14)	$(0.15)	$(0.21)	$(0.13)	$(0.18)
From net realized gain on investments	—		—	—	—	(1.94)	(0.80)
Total distributions declared to shareholders	$(0.12)		$(0.14)	$(0.15)	$(0.21)	$(2.07)	$(0.98)
Net asset value, end of period (x)	$24.18		$21.70	$19.34	$19.26	$23.59	$27.92
Total return (%) (r)(s)(t)(x)	12.08	(n)	12.92	1.14	(17.36)	(8.87)	15.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.70	1.73	1.79	1.76	1.78
Expenses after expense reductions (f)	1.69	(a)	1.69	1.73	1.79	1.75	1.76
Net investment income	1.19	(a)	0.73	0.80	1.26	0.58	0.44
Portfolio turnover	8		17	22	33	31	26
Net assets at end of period (000 omitted)	$177,854		$182,654	$238,473	$371,270	$672,484	$1,049,401

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.62		$19.27	$19.21	$23.54	$27.88	$25.01
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.17	$0.16	$0.22	$0.15	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.46		2.33	0.06 (g)	(4.33)	(2.41)	3.74
Total from investment operations	$2.59		$2.50	$0.22	$(4.11)	$(2.26)	$3.86
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.15)	$(0.16)	$(0.22)	$(0.14)	$(0.19)
From net realized gain on investments	—		—	—	—	(1.94)	(0.80)
Total distributions declared to shareholders	$(0.13)		$(0.15)	$(0.16)	$(0.22)	$(2.08)	$(0.99)
Net asset value, end of period (x)	$24.08		$21.62	$19.27	$19.21	$23.54	$27.88
Total return (%) (r)(s)(t)(x)	12.05	(n)	12.97	1.11	(17.35)	(8.88)	15.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.70	1.73	1.79	1.76	1.78
Expenses after expense reductions (f)	1.69	(a)	1.69	1.73	1.79	1.75	1.76
Net investment income	1.19	(a)	0.74	0.79	1.24	0.59	0.45
Portfolio turnover	8		17	22	33	31	26
Net assets at end of period (000 omitted)	$919,556		$871,026	$832,696	$776,373	$950,299	$1,052,467

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.94		$19.55	$19.48	$23.87	$28.24	$25.32
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.40	$0.37	$0.40	$0.41	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	2.50		2.37	0.06 (g)	(4.38)	(2.44)	3.77
Total from investment operations	$2.74		$2.77	$0.43	$(3.98)	$(2.03)	$4.17
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.38)	$(0.36)	$(0.41)	$(0.40)	$(0.45)
From net realized gain on investments	—		—	—	—	(1.94)	(0.80)
Total distributions declared to shareholders	$(0.25)		$(0.38)	$(0.36)	$(0.41)	$(2.34)	$(1.25)
Net asset value, end of period (x)	$24.43		$21.94	$19.55	$19.48	$23.87	$28.24
Total return (%) (r)(s)(x)	12.62	(n)	14.10	2.12	(16.53)	(7.94)	16.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.70	0.73	0.79	0.76	0.78
Expenses after expense reductions (f)	0.69	(a)	0.69	0.73	0.79	0.75	0.76
Net investment income	2.19	(a)	1.75	1.79	2.26	1.60	1.45
Portfolio turnover	8		17	22	33	31	26
Net assets at end of period (000 omitted)	$6,020,366		$5,272,157	$3,289,827	$2,335,922	$1,663,139	$1,529,643
See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class W			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.81		$19.44	$19.37	$23.74	$28.11	$25.20
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.37	$0.35	$0.37	$0.37	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	2.48		2.35	0.06 (g)	(4.35)	(2.42)	3.77
Total from investment operations	$2.71		$2.72	$0.41	$(3.98)	$(2.05)	$4.14
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.35)	$(0.34)	$(0.39)	$(0.38)	$(0.43)
From net realized gain on investments	—		—	—	—	(1.94)	(0.80)
Total distributions declared to shareholders	$(0.23)		$(0.35)	$(0.34)	$(0.39)	$(2.32)	$(1.23)
Net asset value, end of period (x)	$24.29		$21.81	$19.44	$19.37	$23.74	$28.11
Total return (%) (r)(s)(x)	12.59	(n)	13.96	2.04	(16.61)	(8.05)	16.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80	0.83	0.89	0.87	0.88
Expenses after expense reductions (f)	0.79	(a)	0.79	0.83	0.88	0.85	0.86
Net investment income	2.09	(a)	1.63	1.70	2.12	1.54	1.37
Portfolio turnover	8		17	22	33	31	26
Net assets at end of period (000 omitted)	$1,416,740		$1,334,446	$1,393,429	$999,969	$581,005	$69,115

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.48		$19.15	$19.09	$23.42	$27.76	$24.93
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.17	$0.16	$0.21	$0.14	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.45		2.32	0.06 (g)	(4.31)	(2.40)	3.72
Total from investment operations	$2.58		$2.49	$0.22	$(4.10)	$(2.26)	$3.82
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.16)	$(0.16)	$(0.23)	$(0.14)	$(0.19)
From net realized gain on investments	—		—	—	—	(1.94)	(0.80)
Total distributions declared to shareholders	$(0.13)		$(0.16)	$(0.16)	$(0.23)	$(2.08)	$(0.99)
Net asset value, end of period (x)	$23.93		$21.48	$19.15	$19.09	$23.42	$27.76
Total return (%) (r)(s)(x)	12.08	(n)	12.95	1.13	(17.38)	(8.91)	15.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.70	1.73	1.78	1.81	1.92
Expenses after expense reductions (f)	1.69	(a)	1.69	1.73	1.78	1.79	1.86
Net investment income	1.19	(a)	0.74	0.80	1.24	0.54	0.36
Portfolio turnover	8		17	22	33	31	26
Net assets at end of period (000 omitted)	$34,753		$33,806	$32,934	$30,690	$25,252	$15,823

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.66		$19.31	$19.24	$23.59	$27.94	$25.07
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.28	$0.26	$0.30	$0.27	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	2.46		2.34	0.07 (g)	(4.33)	(2.42)	3.75
Total from investment operations	$2.65		$2.62	$0.33	$(4.03)	$(2.15)	$3.97
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.27)	$(0.26)	$(0.32)	$(0.26)	$(0.30)
From net realized gain on investments	—		—	—	—	(1.94)	(0.80)
Total distributions declared to shareholders	$(0.19)		$(0.27)	$(0.26)	$(0.32)	$(2.20)	$(1.10)
Net asset value, end of period (x)	$24.12		$21.66	$19.31	$19.24	$23.59	$27.94
Total return (%) (r)(s)(x)	12.34	(n)	13.51	1.66	(16.96)	(8.46)	16.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.20	1.23	1.29	1.30	1.47
Expenses after expense reductions (f)	1.19	(a)	1.19	1.23	1.28	1.28	1.41
Net investment income	1.70	(a)	1.24	1.29	1.73	1.10	0.81
Portfolio turnover	8		17	22	33	31	26
Net assets at end of period (000 omitted)	$525,808		$496,236	$426,938	$286,115	$246,027	$98,970

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.78		$19.41	$19.34	$23.71	$28.07	$25.17
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.34	$0.31	$0.34	$0.33	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	2.47		2.35	0.07 (g)	(4.35)	(2.43)	3.75
Total from investment operations	$2.69		$2.69	$0.38	$(4.01)	$(2.10)	$4.05
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.32)	$(0.31)	$(0.36)	$(0.32)	$(0.35)
From net realized gain on investments	—		—	—	—	(1.94)	(0.80)
Total distributions declared to shareholders	$(0.22)		$(0.32)	$(0.31)	$(0.36)	$(2.26)	$(1.15)
Net asset value, end of period (x)	$24.25		$21.78	$19.41	$19.34	$23.71	$28.07
Total return (%) (r)(s)(x)	12.47	(n)	13.82	1.90	(16.75)	(8.25)	16.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.95	0.99	1.03	1.06	1.18
Expenses after expense reductions (f)	0.94	(a)	0.94	0.98	1.03	1.04	1.16
Net investment income	1.95	(a)	1.49	1.53	1.94	1.29	1.07
Portfolio turnover	8		17	22	33	31	26
Net assets at end of period (000 omitted)	$991,464		$763,670	$587,645	$341,993	$190,002	$128,909

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.84		$19.47	$19.39	$23.77	$28.13	$25.22
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.40	$0.36	$0.37	$0.40	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	2.49		2.35	0.08 (g)	(4.34)	(2.43)	3.75
Total from investment operations	$2.73		$2.75	$0.44	$(3.97)	$(2.03)	$4.14
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.38)	$(0.36)	$(0.41)	$(0.39)	$(0.43)
From net realized gain on investments	—		—	—	—	(1.94)	(0.80)
Total distributions declared to shareholders	$(0.25)		$(0.38)	$(0.36)	$(0.41)	$(2.33)	$(1.23)
Net asset value, end of period (x)	$24.32		$21.84	$19.47	$19.39	$23.77	$28.13
Total return (%) (r)(s)(x)	12.63	(n)	14.05	2.18	(16.56)	(7.99)	16.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.70	0.74	0.77	0.80	0.88
Expenses after expense reductions (f)	0.69	(a)	0.69	0.73	0.77	0.78	0.86
Net investment income	2.19	(a)	1.74	1.77	2.10	1.58	1.39
Portfolio turnover	8		17	22	33	31	26
Net assets at end of period (000 omitted)	$2,488,593		$2,036,438	$1,266,492	$652,906	$194,753	$137,524

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.70		$19.34	$19.28	$23.62	$27.96	$25.09
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.32	$0.29	$0.32	$0.27	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	2.47		2.34	0.06 (g)	(4.33)	(2.42)	3.74
Total from investment operations	$2.68		$2.66	$0.35	$(4.01)	$(2.15)	$3.97
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.30)	$(0.29)	$(0.33)	$(0.25)	$(0.30)
From net realized gain on investments	—		—	—	—	(1.94)	(0.80)
Total distributions declared to shareholders	$(0.21)		$(0.30)	$(0.29)	$(0.33)	$(2.19)	$(1.10)
Net asset value, end of period (x)	$24.17		$21.70	$19.34	$19.28	$23.62	$27.96
Total return (%) (r)(s)(t)(x)	12.48	(n)	13.71	1.74	(16.84)	(8.45)	16.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.08	1.19	1.30	1.38
Expenses after expense reductions (f)	0.99	(a)	1.03	1.08	1.19	1.28	1.36
Net investment income	1.89	(a)	1.40	1.44	1.84	1.05	0.85
Portfolio turnover	8		17	22	33	31	26
Net assets at end of period (000 omitted)	$7,578		$6,315	$5,192	$5,008	$6,025	$6,194

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.45		$19.12	$19.06	$23.37	$27.69	$24.87
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.14	$0.14	$0.20	$0.10	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.46		2.32	0.06 (g)	(4.30)	(2.39)	3.71
Total from investment operations	$2.58		$2.46	$0.20	$(4.10)	$(2.29)	$3.77
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.13)	$(0.14)	$(0.21)	$(0.09)	$(0.15)
From net realized gain on investments	—		—	—	—	(1.94)	(0.80)
Total distributions declared to shareholders	$(0.12)		$(0.13)	$(0.14)	$(0.21)	$(2.03)	$(0.95)
Net asset value, end of period (x)	$23.91		$21.45	$19.12	$19.06	$23.37	$27.69
Total return (%) (r)(s)(t)(x)	12.11	(n)	12.84	1.01	(17.46)	(9.05)	15.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.80	1.83	1.89	1.95	2.03
Expenses after expense reductions (f)	1.74	(a)	1.78	1.83	1.89	1.94	2.01
Net investment income	1.14	(a)	0.64	0.70	1.15	0.40	0.20
Portfolio turnover	8		17	22	33	31	26
Net assets at end of period (000 omitted)	$1,179		$1,147	$1,198	$1,215	$1,624	$1,823

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/29/12 (unaudited)		Years ended 8/31
Class 529C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.43		$19.11	$19.05	$23.35	$27.67	$24.86
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.15	$0.14	$0.20	$0.10	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.44		2.31	0.07 (g)	(4.30)	(2.39)	3.70
Total from investment operations	$2.56		$2.46	$0.21	$(4.10)	$(2.29)	$3.76
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.14)	$(0.15)	$(0.20)	$(0.09)	$(0.15)
From net realized gain on investments	—		—	—	—	(1.94)	(0.80)
Total distributions declared to shareholders	$(0.12)		$(0.14)	$(0.15)	$(0.20)	$(2.03)	$(0.95)
Net asset value, end of period (x)	$23.87		$21.43	$19.11	$19.05	$23.35	$27.67
Total return (%) (r)(s)(t)(x)	12.04	(n)	12.82	1.06	(17.45)	(9.05)	15.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.80	1.83	1.89	1.95	2.03
Expenses after expense reductions (f)	1.74	(a)	1.78	1.83	1.89	1.94	2.01
Net investment income	1.15	(a)	0.65	0.69	1.15	0.40	0.20
Portfolio turnover	8		17	22	33	31	26
Net assets at end of period (000 omitted)	$2,610		$2,438	$2,180	$1,710	$2,282	$2,463

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Value Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and

26

Notes to Financial Statements (unaudited) – continued

liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value

27

Notes to Financial Statements (unaudited) – continued

hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$17,659,730,454	$—	$—	$17,659,730,454
Mutual Funds	320,749,015	—	—	320,749,015
Total Investments	$17,980,479,469	$—	$—	$17,980,479,469

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is

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Notes to Financial Statements (unaudited) – continued

allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 29, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax

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Notes to Financial Statements (unaudited) – continued

regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/11
Ordinary income (including any short-term capital gains)	$235,320,231

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/11
Cost of investments	$15,122,139,453
Gross appreciation	3,295,069,329
Gross depreciation	(436,729,313)
Net unrealized appreciation (depreciation)	$2,858,340,016

As of 8/31/11
Undistributed ordinary income	47,774,408
Capital loss carryforwards	(563,599,967)
Other temporary differences	1,053,468
Net unrealized appreciation (depreciation)	1,248,891,992

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

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Notes to Financial Statements (unaudited) – continued

As of August 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
8/31/16	$(155,818,526)
8/31/18	(407,781,441)
Total	$(563,599,967)

The availability of a portion of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Strategic Value Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/29/12	Year ended 8/31/11
Class A	$49,508,862	$79,687,136
Class B	987,017	1,492,577
Class C	5,028,544	6,514,524
Class I	59,262,901	74,923,574
Class W	14,894,090	24,921,624
Class R1	191,710	262,149
Class R2	4,293,388	6,100,132
Class R3	8,146,254	10,824,505
Class R4	23,575,025	30,488,674
Class 529A	62,645	82,488
Class 529B	6,317	7,645
Class 529C	14,221	15,203
Total	$165,970,974	$235,320,231

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

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Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $7.5 billion of average daily net assets	0.60%
Next $2.5 billion of average daily net assets	0.53%
Average daily net assets in excess of $10 billion	0.50%

The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $12.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2012. This management fee reduction amounted to $993,273, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $627,269 and $4,167 for the six months ended February 29, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

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Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$6,315,731
Class B	0.75%	0.25%	1.00%	1.00%	862,948
Class C	0.75%	0.25%	1.00%	1.00%	4,285,761
Class W	0.10%	—	0.10%	0.10%	691,427
Class R1	0.75%	0.25%	1.00%	1.00%	160,821
Class R2	0.25%	0.25%	0.50%	0.50%	1,233,420
Class R3	—	0.25%	0.25%	0.25%	1,056,861
Class 529A	—	0.25%	0.25%	0.25%	8,280
Class 529B	0.75%	0.25%	1.00%	1.00%	5,615
Class 529C	0.75%	0.25%	1.00%	1.00%	12,213
Total Distribution and Service Fees					$14,633,077

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2012, were as follows:

Amount
Class A	$24,446
Class B	118,558
Class C	38,714
Class 529B	41
Class 529C	16

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive 0.05% of this annual fee for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended February 29, 2012, this waiver amounted to $2,548 and is reflected as a reduction of total expenses in the

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Notes to Financial Statements (unaudited) – continued

Statement of Operations. The program manager fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 29, 2012, were as follows:

	Fee	Waiver
Class 529A	$3,312	$1,656
Class 529B	562	281
Class 529C	1,222	611
Total Program Manager Fees and Waivers	$5,096	$2,548

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2012, the fee was $1,332,044, which equated to 0.0162% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $8,823,482.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 29, 2012, these costs for the fund amounted to $449,648 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

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Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended February 29, 2012 was equivalent to an annual effective rate of 0.0037% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $404 and is included in independent Trustees’ compensation for the six months ended February 29, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,486 at February 29, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 29, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $88,481 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $20,984, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is

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Notes to Financial Statements (unaudited) – continued

included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, in-kind transactions, and short-term obligations, aggregated $1,460,593,064 and $1,306,904,837, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	22,138,027	$494,191,557	62,704,811	$1,425,736,635
Class B	569,350	12,668,989	1,159,957	26,415,364
Class C	2,044,246	45,193,837	6,077,126	137,620,165
Class I	33,548,455	754,693,200	117,443,500	2,718,479,174
Class W	10,944,053	242,866,251	33,275,720	756,848,005
Class R1	194,911	4,332,924	453,979	10,168,471
Class R2	2,492,718	54,998,786	6,907,440	156,973,644
Class R3	9,413,874	208,752,301	13,542,996	305,455,006
Class R4	16,745,363	373,508,288	42,008,682	956,520,758
Class 529A	35,239	784,382	50,175	1,152,720
Class 529B	3,174	70,541	4,909	110,215
Class 529C	7,316	161,503	15,655	355,815
	98,136,726	$2,192,222,559	283,644,950	$6,495,835,972
Shares issued to shareholders in reinvestment of distributions
Class A	1,983,560	$42,647,762	2,998,229	$67,813,254
Class B	40,199	864,927	56,778	1,277,651
Class C	137,660	2,948,925	169,237	3,805,591
Class I	1,850,414	39,938,319	2,098,323	47,861,762
Class W	668,236	14,342,625	1,064,264	24,021,122
Class R1	8,998	191,508	11,702	261,517
Class R2	193,461	4,132,477	260,103	5,845,530
Class R3	379,160	8,143,736	478,841	10,821,078
Class R4	1,058,335	22,753,896	1,281,335	29,130,748
Class 529A	2,927	62,599	3,662	82,488
Class 529B	297	6,317	343	7,645
Class 529C	659	14,001	678	15,196
	6,323,906	$136,047,092	8,423,495	$190,943,582

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Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(33,895,502)	$(756,728,615)	(88,720,645)	$(2,030,909,368)
Class B	(1,670,876)	(36,972,623)	(5,132,927)	(116,429,250)
Class C	(4,291,201)	(94,471,800)	(9,165,115)	(207,833,868)
Class I	(29,287,286)	(654,978,208)	(47,487,099)	(1,091,994,204)
Class W	(14,462,260)	(330,254,656)	(44,837,630)	(1,047,186,364)
Class R1	(325,351)	(7,071,234)	(611,678)	(13,817,475)
Class R2	(3,799,266)	(83,150,697)	(6,368,047)	(145,682,373)
Class R3	(3,977,323)	(88,866,831)	(9,228,803)	(211,435,251)
Class R4	(8,719,456)	(195,198,188)	(15,115,168)	(348,328,665)
Class 529A	(15,568)	(347,756)	(31,288)	(702,769)
Class 529B	(7,627)	(168,009)	(14,420)	(324,695)
Class 529C	(12,410)	(275,625)	(16,702)	(364,899)
	(100,464,126)	$(2,248,484,242)	(226,729,522)	$(5,215,009,181)
Net change
Class A	(9,773,915)	$(219,889,296)	(23,017,605)	$(537,359,479)
Class B	(1,061,327)	(23,438,707)	(3,916,192)	(88,736,235)
Class C	(2,109,295)	(46,329,038)	(2,918,752)	(66,408,112)
Class I	6,111,583	139,653,311	72,054,724	1,674,346,732
Class W	(2,849,971)	(73,045,780)	(10,497,646)	(266,317,237)
Class R1	(121,442)	(2,546,802)	(145,997)	(3,387,487)
Class R2	(1,113,087)	(24,019,434)	799,496	17,136,801
Class R3	5,815,711	128,029,206	4,793,034	104,840,833
Class R4	9,084,242	201,063,996	28,174,849	637,322,841
Class 529A	22,598	499,225	22,549	532,439
Class 529B	(4,156)	(91,151)	(9,168)	(206,835)
Class 529C	(4,435)	(100,121)	(369)	6,112
	3,996,506	$79,785,409	65,338,923	$1,471,770,373

On or about May 10, 2012, sales of Class W shares (including exchanges) are expected to be suspended. On or about May 11, 2012, Class W shares are expected to automatically convert to Class I shares. Current shareholders of Class W shares would become shareholders of Class I and would receive Class I shares with a total net asset value equal to their Class W shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition,

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Notes to Financial Statements (unaudited) – continued

the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2012, the fund’s commitment fee and interest expense were $60,062 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	153,932,560	843,031,869	(676,215,414)	320,749,015

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$73,867	$320,749,015

(8)	Redemption In-Kind

On September 13, 2011, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $15,788,491. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain (loss) of $4,770,592 for the fund.

38

Notes to Financial Statements (unaudited) – continued

On January 26, 2012, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $191,918,271. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain (loss) of $37,005,555 for the fund.

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

40

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2012

*	Print name and title of each signing officer under his or her signature.